UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-04297

VANECK FUNDS

(Exact name of registrant as specified in charter)

666 Third Avenue, New York, NY 10017

(Address of principal executive offices) (Zip code)

Van Eck Associates Corporation

666 Third Avenue, New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: DECEMBER 31

Date of reporting period: DECEMBER 31, 2024

Item 1.	Reports to Stockholders.

CM Commodity Index Fund

Class A    Ticker: CMCAX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the CM Commodity Index Fund (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class A	$97	0.95%

How did the Fund perform last year?

  The Fund utilized commodity index-linked swaps as an effective means of gaining exposure to the UBS Constant Maturity Commodity Total Return Index.

  Commodities showed mixed performance in 2024. Persistent inflation and strong demand initially pushed prices higher, but weaker-than-expected recovery efforts in China and anticipation of higher tariffs from the incoming administration pressured prices in the latter part of the year.

  Precious metals, energy and industrial metals were the Fund’s largest contributors. Cocoa led individual gains with unprecedented price increases, driven by the largest global supply deficit in over 60 years. Gold also made significant contributions, reaching all-time highs due to strong central bank purchases, economic uncertainty and elevated geopolitical risks.

  Soybeans and corn were the Fund’s largest detractors, as favorable growing conditions in the U.S. and record yields from major producers like Brazil created a global supply glut.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

(Class A with sales charge)

This chart shows the value of a hypothetical $10,000 investment in the Fund over the past 10 years.

Class A
CMCITR
SPTR
$40,000
$30,000
$20,000
$10,000
$0
Dec 14
Dec 15
Dec 16
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24
$34,254 - SPTR
$15,950 - CMCITR
$13,035 - Class A

	Class A	SPTR	CMCITR
Dec 14	$9,425	$10,000	$10,000
Jan 15	$8,899	$9,700	$9,466
Feb 15	$9,286	$10,257	$9,877
Mar 15	$8,806	$10,095	$9,369
Apr 15	$9,379	$10,192	$10,002
May 15	$9,038	$10,323	$9,646
Jun 15	$9,115	$10,123	$9,745
Jul 15	$8,156	$10,335	$8,721
Aug 15	$8,079	$9,712	$8,465
Sep 15	$7,785	$9,471	$8,352
Oct 15	$7,800	$10,270	$8,384
Nov 15	$7,289	$10,301	$7,848
Dec 15	$7,042	$10,138	$7,584
Jan 16	$6,810	$9,635	$7,337
Feb 16	$6,779	$9,622	$7,314
Mar 16	$7,057	$10,275	$7,630
Apr 16	$7,630	$10,315	$8,254
May 16	$7,676	$10,500	$8,303
Jun 16	$7,924	$10,527	$8,589
Jul 16	$7,506	$10,915	$8,141
Aug 16	$7,444	$10,931	$8,086
Sep 16	$7,754	$10,933	$8,426
Oct 16	$7,754	$10,733	$8,443
Nov 16	$8,001	$11,131	$8,730
Dec 16	$8,099	$11,351	$8,841
Jan 17	$8,269	$11,566	$9,035
Feb 17	$8,303	$12,025	$9,075
Mar 17	$7,997	$12,039	$8,764
Apr 17	$7,843	$12,163	$8,604
May 17	$7,707	$12,334	$8,458
Jun 17	$7,707	$12,411	$8,477
Jul 17	$8,014	$12,666	$8,827
Aug 17	$8,082	$12,705	$8,901
Sep 17	$8,116	$12,967	$8,948
Oct 17	$8,371	$13,270	$9,236
Nov 17	$8,354	$13,677	$9,249
Dec 17	$8,631	$13,829	$9,561
Jan 18	$8,755	$14,621	$9,715
Feb 18	$8,631	$14,082	$9,573
Mar 18	$8,613	$13,724	$9,577
Apr 18	$8,844	$13,777	$9,837
May 18	$9,021	$14,108	$10,062
Jun 18	$8,738	$14,195	$9,744
Jul 18	$8,507	$14,724	$9,500
Aug 18	$8,401	$15,203	$9,390
Sep 18	$8,560	$15,290	$9,588
Oct 18	$8,365	$14,245	$9,374
Nov 18	$7,958	$14,535	$8,921
Dec 18	$7,645	$13,223	$8,581
Jan 19	$8,127	$14,282	$9,131
Feb 19	$8,341	$14,741	$9,373
Mar 19	$8,323	$15,027	$9,371
Apr 19	$8,305	$15,636	$9,363
May 19	$7,931	$14,642	$8,944
Jun 19	$8,144	$15,674	$9,191
Jul 19	$8,055	$15,899	$9,132
Aug 19	$7,699	$15,647	$8,728
Sep 19	$7,842	$15,940	$8,905
Oct 19	$7,966	$16,286	$9,040
Nov 19	$7,877	$16,877	$8,961
Dec 19	$8,285	$17,386	$9,424
Jan 20	$7,692	$17,379	$8,773
Feb 20	$7,333	$15,949	$8,354
Mar 20	$6,236	$13,979	$7,116
Apr 20	$6,093	$15,771	$6,962
May 20	$6,578	$16,522	$7,523
Jun 20	$6,883	$16,850	$7,878
Jul 20	$7,225	$17,801	$8,271
Aug 20	$7,548	$19,080	$8,661
Sep 20	$7,423	$18,355	$8,508
Oct 20	$7,297	$17,867	$8,382
Nov 20	$7,998	$19,823	$9,196
Dec 20	$8,377	$20,585	$9,642
Jan 21	$8,611	$20,377	$9,937
Feb 21	$9,330	$20,939	$10,778
Mar 21	$9,186	$21,856	$10,615
Apr 21	$9,923	$23,022	$11,492
May 21	$10,229	$23,183	$11,866
Jun 21	$10,391	$23,724	$12,055
Jul 21	$10,552	$24,288	$12,266
Aug 21	$10,534	$25,026	$12,256
Sep 21	$10,714	$23,863	$12,483
Oct 21	$11,074	$25,534	$12,905
Nov 21	$10,552	$25,357	$12,305
Dec 21	$11,138	$26,494	$13,005
Jan 22	$11,778	$25,123	$13,780
Feb 22	$12,483	$24,371	$14,624
Mar 22	$13,542	$25,276	$15,894
Apr 22	$13,763	$23,071	$16,180
May 22	$13,917	$23,114	$16,362
Jun 22	$12,770	$21,206	$15,050
Jul 22	$12,748	$23,161	$15,067
Aug 22	$12,594	$22,217	$14,915
Sep 22	$11,910	$20,170	$14,094
Oct 22	$12,241	$21,804	$14,541
Nov 22	$12,814	$23,022	$15,224
Dec 22	$12,841	$21,696	$15,271
Jan 23	$13,147	$23,059	$15,665
Feb 23	$12,646	$22,496	$15,087
Mar 23	$12,646	$23,322	$15,096
Apr 23	$12,535	$23,686	$14,992
May 23	$11,810	$23,789	$14,126
Jun 23	$12,200	$25,361	$14,629
Jul 23	$13,120	$26,176	$15,718
Aug 23	$13,008	$25,759	$15,625
Sep 23	$13,032	$24,531	$15,679
Oct 23	$12,912	$24,015	$15,558
Nov 23	$12,770	$26,208	$15,404
Dec 23	$12,473	$27,399	$15,057
Jan 24	$12,661	$27,859	$15,307
Feb 24	$12,536	$29,347	$15,175
Mar 24	$13,069	$30,291	$15,837
Apr 24	$13,417	$29,054	$16,281
May 24	$13,444	$30,494	$16,334
Jun 24	$13,267	$31,589	$16,136
Jul 24	$12,753	$31,973	$15,527
Aug 24	$12,696	$32,749	$15,469
Sep 24	$13,117	$33,448	$15,997
Oct 24	$12,967	$33,145	$15,837
Nov 24	$12,919	$35,090	$15,797
Dec 24	$13,035	$34,254	$15,950

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class A Before Sales Charge	4.51%	9.49%	3.30%
Class A After Maximum Sales Charge	(1.50)%	8.20%	2.69%
UBS CM Commodity Index (CMCITR)	5.93%	11.10%	4.78%
S&P 500 Index (SPTR)	25.02%	14.53%	13.10%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$538,698,813
  Number of Portfolio Holdings19
  Portfolio Turnover Rate-%
  Advisory Fees Paid$2,384,772

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Government
97.1%
Money Market Fund
2.7%
Other assets less liabilities *
0.2%
0
20
40
60
80
100

Value	Value	Value
Other assets less liabilitiesFootnote Reference*		0.2%
Money Market Fund		2.7%
Government		97.1%
Footnote	Description
Footnote*	Includes net unrealized appreciation (depreciation) on total return swap contracts of 0.8%

Top Ten Holdings (% of Total Net Assets)

United States Treasury Bills, 4.33%, 4/17/2025	10.1%
United States Treasury Bills, 4.35%, 5/29/2025	10.0%
United States Treasury Bills, 4.29%, 6/5/2025	10.0%
United States Treasury Bills, 4.32%, 3/20/2025	7.4%
United States Treasury Bills, 4.34%, 5/8/2025	7.3%
United States Treasury Bills, 4.37%, 5/22/2025	7.3%
United States Treasury Bills, 4.20%, 6/20/2025	7.3%
United States Treasury Bills, 4.22%, 6/26/2025	7.3%
United States Treasury Bills, 5.06%, 1/16/2025	6.5%
United States Treasury Bills, 4.99%, 1/23/2025	5.6%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Investment Adviser:	Van Eck Absolute Return Advisers Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.544.4653

CM Commodity Index Fund

Class I    Ticker: COMIX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the CM Commodity Index Fund (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$67	0.65%

How did the Fund perform last year?

  The Fund utilized commodity index-linked swaps as an effective means of gaining exposure to the UBS Constant Maturity Commodity Total Return Index.

  Commodities showed mixed performance in 2024. Persistent inflation and strong demand initially pushed prices higher, but weaker-than-expected recovery efforts in China and anticipation of higher tariffs from the incoming administration pressured prices in the latter part of the year.

  Precious metals, energy and industrial metals were the Fund’s largest contributors. Cocoa led individual gains with unprecedented price increases, driven by the largest global supply deficit in over 60 years. Gold also made significant contributions, reaching all-time highs due to strong central bank purchases, economic uncertainty and elevated geopolitical risks.

  Soybeans and corn were the Fund’s largest detractors, as favorable growing conditions in the U.S. and record yields from major producers like Brazil created a global supply glut.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund over the past 10 years.

Class I
CMCITR
SPTR
$40,000
$30,000
$20,000
$10,000
$0
Dec 14
Dec 15
Dec 16
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24
$34,254 - SPTR
$15,950 - CMCITR
$14,269 - Class I

	Class I	SPTR	CMCITR
Dec 14	$10,000	$10,000	$10,000
Jan 15	$9,464	$9,700	$9,466
Feb 15	$9,870	$10,257	$9,877
Mar 15	$9,351	$10,095	$9,369
Apr 15	$9,984	$10,192	$10,002
May 15	$9,610	$10,323	$9,646
Jun 15	$9,708	$10,123	$9,745
Jul 15	$8,669	$10,335	$8,721
Aug 15	$8,604	$9,712	$8,465
Sep 15	$8,279	$9,471	$8,352
Oct 15	$8,312	$10,270	$8,384
Nov 15	$7,776	$10,301	$7,848
Dec 15	$7,516	$10,138	$7,584
Jan 16	$7,256	$9,635	$7,337
Feb 16	$7,224	$9,622	$7,314
Mar 16	$7,532	$10,275	$7,630
Apr 16	$8,133	$10,315	$8,254
May 16	$8,182	$10,500	$8,303
Jun 16	$8,458	$10,527	$8,589
Jul 16	$8,003	$10,915	$8,141
Aug 16	$7,938	$10,931	$8,086
Sep 16	$8,279	$10,933	$8,426
Oct 16	$8,279	$10,733	$8,443
Nov 16	$8,555	$11,131	$8,730
Dec 16	$8,657	$11,351	$8,841
Jan 17	$8,835	$11,566	$9,035
Feb 17	$8,871	$12,025	$9,075
Mar 17	$8,550	$12,039	$8,764
Apr 17	$8,390	$12,163	$8,604
May 17	$8,248	$12,334	$8,458
Jun 17	$8,248	$12,411	$8,477
Jul 17	$8,586	$12,666	$8,827
Aug 17	$8,657	$12,705	$8,901
Sep 17	$8,693	$12,967	$8,948
Oct 17	$8,960	$13,270	$9,236
Nov 17	$8,960	$13,677	$9,249
Dec 17	$9,259	$13,829	$9,561
Jan 18	$9,389	$14,621	$9,715
Feb 18	$9,240	$14,082	$9,573
Mar 18	$9,240	$13,724	$9,577
Apr 18	$9,482	$13,777	$9,837
May 18	$9,686	$14,108	$10,062
Jun 18	$9,370	$14,195	$9,744
Jul 18	$9,129	$14,724	$9,500
Aug 18	$9,017	$15,203	$9,390
Sep 18	$9,203	$15,290	$9,588
Oct 18	$8,980	$14,245	$9,374
Nov 18	$8,552	$14,535	$8,921
Dec 18	$8,228	$13,223	$8,581
Jan 19	$8,734	$14,282	$9,131
Feb 19	$8,959	$14,741	$9,373
Mar 19	$8,959	$15,027	$9,371
Apr 19	$8,941	$15,636	$9,363
May 19	$8,528	$14,642	$8,944
Jun 19	$8,753	$15,674	$9,191
Jul 19	$8,678	$15,899	$9,132
Aug 19	$8,303	$15,647	$8,728
Sep 19	$8,453	$15,940	$8,905
Oct 19	$8,584	$16,286	$9,040
Nov 19	$8,491	$16,877	$8,961
Dec 19	$8,931	$17,386	$9,424
Jan 20	$8,305	$17,379	$8,773
Feb 20	$7,907	$15,949	$8,354
Mar 20	$6,731	$13,979	$7,116
Apr 20	$6,580	$15,771	$6,962
May 20	$7,111	$16,522	$7,523
Jun 20	$7,433	$16,850	$7,878
Jul 20	$7,812	$17,801	$8,271
Aug 20	$8,172	$19,080	$8,661
Sep 20	$8,021	$18,355	$8,508
Oct 20	$7,888	$17,867	$8,382
Nov 20	$8,646	$19,823	$9,196
Dec 20	$9,066	$20,585	$9,642
Jan 21	$9,332	$20,377	$9,937
Feb 21	$10,109	$20,939	$10,778
Mar 21	$9,938	$21,856	$10,615
Apr 21	$10,754	$23,022	$11,492
May 21	$11,095	$23,183	$11,866
Jun 21	$11,247	$23,724	$12,055
Jul 21	$11,437	$24,288	$12,266
Aug 21	$11,418	$25,026	$12,256
Sep 21	$11,626	$23,863	$12,483
Oct 21	$12,006	$25,534	$12,905
Nov 21	$11,437	$25,357	$12,305
Dec 21	$12,064	$26,494	$13,005
Jan 22	$12,783	$25,123	$13,780
Feb 22	$13,549	$24,371	$14,624
Mar 22	$14,709	$25,276	$15,894
Apr 22	$14,964	$23,071	$16,180
May 22	$15,103	$23,114	$16,362
Jun 22	$13,873	$21,206	$15,050
Jul 22	$13,850	$23,161	$15,067
Aug 22	$13,711	$22,217	$14,915
Sep 22	$12,945	$20,170	$14,094
Oct 22	$13,317	$21,804	$14,541
Nov 22	$13,943	$23,022	$15,224
Dec 22	$13,979	$21,696	$15,271
Jan 23	$14,300	$23,059	$15,665
Feb 23	$13,775	$22,496	$15,087
Mar 23	$13,775	$23,322	$15,096
Apr 23	$13,658	$23,686	$14,992
May 23	$12,841	$23,789	$14,126
Jun 23	$13,308	$25,361	$14,629
Jul 23	$14,271	$26,176	$15,718
Aug 23	$14,183	$25,759	$15,625
Sep 23	$14,211	$24,531	$15,679
Oct 23	$14,082	$24,015	$15,558
Nov 23	$13,932	$26,208	$15,404
Dec 23	$13,611	$27,399	$15,057
Jan 24	$13,821	$27,859	$15,307
Feb 24	$13,686	$29,347	$15,175
Mar 24	$14,271	$30,291	$15,837
Apr 24	$14,657	$29,054	$16,281
May 24	$14,689	$30,494	$16,334
Jun 24	$14,499	$31,589	$16,136
Jul 24	$13,942	$31,973	$15,527
Aug 24	$13,882	$32,749	$15,469
Sep 24	$14,346	$33,448	$15,997
Oct 24	$14,184	$33,145	$15,837
Nov 24	$14,138	$35,090	$15,797
Dec 24	$14,269	$34,254	$15,950

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class I	4.83%	9.82%	3.62%
UBS CM Commodity Index (CMCITR)	5.93%	11.10%	4.78%
S&P 500 Index (SPTR)	25.02%	14.53%	13.10%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$538,698,813
  Number of Portfolio Holdings19
  Portfolio Turnover Rate-%
  Advisory Fees Paid$2,384,772

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilitiesFootnote Reference*		0.2%
Money Market Fund		2.7%
Government		97.1%
Footnote	Description
Footnote*	Includes net unrealized appreciation (depreciation) on total return swap contracts of 0.8%

Top Ten Holdings (% of Total Net Assets)

United States Treasury Bills, 4.33%, 4/17/2025	10.1%
United States Treasury Bills, 4.35%, 5/29/2025	10.0%
United States Treasury Bills, 4.29%, 6/5/2025	10.0%
United States Treasury Bills, 4.32%, 3/20/2025	7.4%
United States Treasury Bills, 4.34%, 5/8/2025	7.3%
United States Treasury Bills, 4.37%, 5/22/2025	7.3%
United States Treasury Bills, 4.20%, 6/20/2025	7.3%
United States Treasury Bills, 4.22%, 6/26/2025	7.3%
United States Treasury Bills, 5.06%, 1/16/2025	6.5%
United States Treasury Bills, 4.99%, 1/23/2025	5.6%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Investment Adviser:	Van Eck Absolute Return Advisers Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.544.4653

CM Commodity Index Fund

Class Y    Ticker: CMCYX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the CM Commodity Index Fund (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Y	$72	0.70%

How did the Fund perform last year?

  The Fund utilized commodity index-linked swaps as an effective means of gaining exposure to the UBS Constant Maturity Commodity Total Return Index.

  Commodities showed mixed performance in 2024. Persistent inflation and strong demand initially pushed prices higher, but weaker-than-expected recovery efforts in China and anticipation of higher tariffs from the incoming administration pressured prices in the latter part of the year.

  Precious metals, energy and industrial metals were the Fund’s largest contributors. Cocoa led individual gains with unprecedented price increases, driven by the largest global supply deficit in over 60 years. Gold also made significant contributions, reaching all-time highs due to strong central bank purchases, economic uncertainty and elevated geopolitical risks.

  Soybeans and corn were the Fund’s largest detractors, as favorable growing conditions in the U.S. and record yields from major producers like Brazil created a global supply glut.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund over the past 10 years.

Class Y
CMCITR
SPTR
$40,000
$30,000
$20,000
$10,000
$0
Dec 14
Dec 15
Dec 16
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24
$34,254 - SPTR
$15,950 - CMCITR
$14,194 - Class Y

	Class Y	SPTR	CMCITR
Dec 14	$10,000	$10,000	$10,000
Jan 15	$9,463	$9,700	$9,466
Feb 15	$9,870	$10,257	$9,877
Mar 15	$9,350	$10,095	$9,369
Apr 15	$9,967	$10,192	$10,002
May 15	$9,610	$10,323	$9,646
Jun 15	$9,691	$10,123	$9,745
Jul 15	$8,667	$10,335	$8,721
Aug 15	$8,602	$9,712	$8,465
Sep 15	$8,276	$9,471	$8,352
Oct 15	$8,309	$10,270	$8,384
Nov 15	$7,772	$10,301	$7,848
Dec 15	$7,512	$10,138	$7,584
Jan 16	$7,252	$9,635	$7,337
Feb 16	$7,220	$9,622	$7,314
Mar 16	$7,528	$10,275	$7,630
Apr 16	$8,130	$10,315	$8,254
May 16	$8,179	$10,500	$8,303
Jun 16	$8,455	$10,527	$8,589
Jul 16	$8,000	$10,915	$8,141
Aug 16	$7,935	$10,931	$8,086
Sep 16	$8,276	$10,933	$8,426
Oct 16	$8,276	$10,733	$8,443
Nov 16	$8,553	$11,131	$8,730
Dec 16	$8,657	$11,351	$8,841
Jan 17	$8,835	$11,566	$9,035
Feb 17	$8,853	$12,025	$9,075
Mar 17	$8,550	$12,039	$8,764
Apr 17	$8,389	$12,163	$8,604
May 17	$8,228	$12,334	$8,458
Jun 17	$8,246	$12,411	$8,477
Jul 17	$8,585	$12,666	$8,827
Aug 17	$8,639	$12,705	$8,901
Sep 17	$8,675	$12,967	$8,948
Oct 17	$8,942	$13,270	$9,236
Nov 17	$8,942	$13,677	$9,249
Dec 17	$9,238	$13,829	$9,561
Jan 18	$9,387	$14,621	$9,715
Feb 18	$9,238	$14,082	$9,573
Mar 18	$9,238	$13,724	$9,577
Apr 18	$9,461	$13,777	$9,837
May 18	$9,685	$14,108	$10,062
Jun 18	$9,368	$14,195	$9,744
Jul 18	$9,126	$14,724	$9,500
Aug 18	$9,014	$15,203	$9,390
Sep 18	$9,182	$15,290	$9,588
Oct 18	$8,977	$14,245	$9,374
Nov 18	$8,530	$14,535	$8,921
Dec 18	$8,200	$13,223	$8,581
Jan 19	$8,726	$14,282	$9,131
Feb 19	$8,951	$14,741	$9,373
Mar 19	$8,932	$15,027	$9,371
Apr 19	$8,913	$15,636	$9,363
May 19	$8,519	$14,642	$8,944
Jun 19	$8,744	$15,674	$9,191
Jul 19	$8,669	$15,899	$9,132
Aug 19	$8,275	$15,647	$8,728
Sep 19	$8,444	$15,940	$8,905
Oct 19	$8,557	$16,286	$9,040
Nov 19	$8,482	$16,877	$8,961
Dec 19	$8,915	$17,386	$9,424
Jan 20	$8,289	$17,379	$8,773
Feb 20	$7,890	$15,949	$8,354
Mar 20	$6,714	$13,979	$7,116
Apr 20	$6,563	$15,771	$6,962
May 20	$7,094	$16,522	$7,523
Jun 20	$7,416	$16,850	$7,878
Jul 20	$7,777	$17,801	$8,271
Aug 20	$8,137	$19,080	$8,661
Sep 20	$7,985	$18,355	$8,508
Oct 20	$7,872	$17,867	$8,382
Nov 20	$8,630	$19,823	$9,196
Dec 20	$9,031	$20,585	$9,642
Jan 21	$9,296	$20,377	$9,937
Feb 21	$10,074	$20,939	$10,778
Mar 21	$9,904	$21,856	$10,615
Apr 21	$10,719	$23,022	$11,492
May 21	$11,061	$23,183	$11,866
Jun 21	$11,213	$23,724	$12,055
Jul 21	$11,402	$24,288	$12,266
Aug 21	$11,383	$25,026	$12,256
Sep 21	$11,592	$23,863	$12,483
Oct 21	$11,972	$25,534	$12,905
Nov 21	$11,402	$25,357	$12,305
Dec 21	$12,024	$26,494	$13,005
Jan 22	$12,744	$25,123	$13,780
Feb 22	$13,510	$24,371	$14,624
Mar 22	$14,647	$25,276	$15,894
Apr 22	$14,902	$23,071	$16,180
May 22	$15,065	$23,114	$16,362
Jun 22	$13,811	$21,206	$15,050
Jul 22	$13,811	$23,161	$15,067
Aug 22	$13,649	$22,217	$14,915
Sep 22	$12,906	$20,170	$14,094
Oct 22	$13,277	$21,804	$14,541
Nov 22	$13,881	$23,022	$15,224
Dec 22	$13,932	$21,696	$15,271
Jan 23	$14,253	$23,059	$15,665
Feb 23	$13,698	$22,496	$15,087
Mar 23	$13,727	$23,322	$15,096
Apr 23	$13,611	$23,686	$14,992
May 23	$12,793	$23,789	$14,126
Jun 23	$13,260	$25,361	$14,629
Jul 23	$14,224	$26,176	$15,718
Aug 23	$14,107	$25,759	$15,625
Sep 23	$14,146	$24,531	$15,679
Oct 23	$14,018	$24,015	$15,558
Nov 23	$13,868	$26,208	$15,404
Dec 23	$13,546	$27,399	$15,057
Jan 24	$13,754	$27,859	$15,307
Feb 24	$13,621	$29,347	$15,175
Mar 24	$14,202	$30,291	$15,837
Apr 24	$14,586	$29,054	$16,281
May 24	$14,618	$30,494	$16,334
Jun 24	$14,428	$31,589	$16,136
Jul 24	$13,873	$31,973	$15,527
Aug 24	$13,812	$32,749	$15,469
Sep 24	$14,273	$33,448	$15,997
Oct 24	$14,113	$33,145	$15,837
Nov 24	$14,065	$35,090	$15,797
Dec 24	$14,194	$34,254	$15,950

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class Y	4.78%	9.75%	3.56%
UBS CM Commodity Index (CMCITR)	5.93%	11.10%	4.78%
S&P 500 Index (SPTR)	25.02%	14.53%	13.10%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$538,698,813
  Number of Portfolio Holdings19
  Portfolio Turnover Rate-%
  Advisory Fees Paid$2,384,772

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilitiesFootnote Reference*		0.2%
Money Market Fund		2.7%
Government		97.1%
Footnote	Description
Footnote*	Includes net unrealized appreciation (depreciation) on total return swap contracts of 0.8%

Top Ten Holdings (% of Total Net Assets)

United States Treasury Bills, 4.33%, 4/17/2025	10.1%
United States Treasury Bills, 4.35%, 5/29/2025	10.0%
United States Treasury Bills, 4.29%, 6/5/2025	10.0%
United States Treasury Bills, 4.32%, 3/20/2025	7.4%
United States Treasury Bills, 4.34%, 5/8/2025	7.3%
United States Treasury Bills, 4.37%, 5/22/2025	7.3%
United States Treasury Bills, 4.20%, 6/20/2025	7.3%
United States Treasury Bills, 4.22%, 6/26/2025	7.3%
United States Treasury Bills, 5.06%, 1/16/2025	6.5%
United States Treasury Bills, 4.99%, 1/23/2025	5.6%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Investment Adviser:	Van Eck Absolute Return Advisers Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.544.4653

Emerging Markets Bond Fund

Class A    Ticker: EMBAX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Emerging Markets Bond Fund (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class A	$123	1.21%

How did the Fund perform last year?

  Emerging markets bonds overall had a positive return over the period despite multiple headwinds including rising U.S. interest rates, geopolitical risk and uncertainty around U.S. trade policy, which negatively impacted local currency bonds, while hard currency sovereign and corporate bonds benefitted from high yields and declining spreads.

  Relative to its benchmark, the 50% J.P. Morgan GBI-EM Global Diversified Index / 50% J.P. Morgan EMBI Global Diversified Index, the Fund outperformed primarily due to selective country exposures and overall had a positive return over the period.

  In terms of country of risk, Thailand, China and Sri Lanka were the top contributors to performance while Brazil, Chile and Poland detracted the most.

  Hard currency sovereign and corporate bonds contributed to performance as the U.S. dollar appreciated over the year, while local-currency bonds had a negative impact overall.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

(Class A with sales charge)

This chart shows the value of a hypothetical $10,000 investment in the Fund over the past 10 years.

Class A
5050EMB
GBMP
$15,000
$10,000
$5,000
$0
Dec 14
Dec 15
Dec 16
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24
$11,996 - 5050EMB
$11,340 - Class A
$10,022 - GBMP

	Class A	GBMP	5050EMB
Dec 14	$9,425	$10,000	$10,000
Jan 15	$9,563	$10,001	$10,063
Feb 15	$9,462	$9,915	$10,039
Mar 15	$9,309	$9,827	$9,900
Apr 15	$9,423	$9,919	$10,125
May 15	$9,228	$9,751	$9,975
Jun 15	$9,018	$9,705	$9,837
Jul 15	$8,717	$9,730	$9,735
Aug 15	$8,372	$9,737	$9,429
Sep 15	$8,061	$9,785	$9,228
Oct 15	$8,299	$9,805	$9,563
Nov 15	$8,309	$9,654	$9,457
Dec 15	$8,143	$9,698	$9,286
Jan 16	$8,097	$9,791	$9,293
Feb 16	$8,214	$10,002	$9,449
Mar 16	$8,482	$10,259	$10,030
Apr 16	$8,591	$10,390	$10,248
May 16	$8,535	$10,262	$9,960
Jun 16	$8,705	$10,560	$10,421
Jul 16	$8,788	$10,640	$10,546
Aug 16	$8,734	$10,592	$10,643
Sep 16	$8,763	$10,644	$10,772
Oct 16	$8,759	$10,362	$10,660
Nov 16	$8,533	$9,957	$10,067
Dec 16	$8,637	$9,916	$10,229
Jan 17	$8,778	$10,024	$10,417
Feb 17	$9,051	$10,075	$10,616
Mar 17	$9,104	$10,088	$10,759
Apr 17	$9,153	$10,200	$10,902
May 17	$9,196	$10,350	$11,057
Jun 17	$9,271	$10,342	$11,075
Jul 17	$9,379	$10,511	$11,236
Aug 17	$9,522	$10,616	$11,436
Sep 17	$9,670	$10,523	$11,417
Oct 17	$9,707	$10,482	$11,277
Nov 17	$9,535	$10,591	$11,375
Dec 17	$9,646	$10,630	$11,532
Jan 18	$9,800	$10,747	$11,788
Feb 18	$9,735	$10,652	$11,609
Mar 18	$9,903	$10,765	$11,685
Apr 18	$9,702	$10,599	$11,427
May 18	$9,321	$10,517	$11,089
Jun 18	$9,062	$10,471	$10,865
Jul 18	$9,365	$10,454	$11,106
Aug 18	$9,077	$10,458	$10,672
Sep 18	$9,213	$10,371	$10,891
Oct 18	$9,113	$10,264	$10,668
Nov 18	$8,997	$10,300	$10,795
Dec 18	$9,030	$10,508	$10,938
Jan 19	$9,486	$10,669	$11,478
Feb 19	$9,514	$10,609	$11,472
Mar 19	$9,559	$10,744	$11,478
Apr 19	$9,580	$10,714	$11,482
May 19	$9,517	$10,865	$11,522
Jun 19	$9,903	$11,105	$12,036
Jul 19	$10,113	$11,079	$12,164
Aug 19	$9,522	$11,318	$12,049
Sep 19	$9,739	$11,199	$12,080
Oct 19	$9,765	$11,273	$12,272
Nov 19	$9,764	$11,183	$12,131
Dec 19	$10,168	$11,241	$12,504
Jan 20	$10,233	$11,391	$12,519
Feb 20	$10,150	$11,475	$12,244
Mar 20	$8,132	$11,226	$10,718
Apr 20	$8,419	$11,436	$11,049
May 20	$9,284	$11,499	$11,670
Jun 20	$9,928	$11,602	$11,903
Jul 20	$10,410	$11,971	$12,303
Aug 20	$10,673	$11,932	$12,315
Sep 20	$10,467	$11,893	$12,078
Oct 20	$10,461	$11,881	$12,102
Nov 20	$10,964	$12,086	$12,668
Dec 20	$11,327	$12,236	$13,008
Jan 21	$11,243	$12,106	$12,869
Feb 21	$11,153	$11,865	$12,532
Mar 21	$10,916	$11,642	$12,280
Apr 21	$11,257	$11,786	$12,555
May 21	$11,425	$11,879	$12,778
Jun 21	$11,343	$11,801	$12,747
Jul 21	$11,228	$11,951	$12,746
Aug 21	$11,332	$11,901	$12,859
Sep 21	$11,024	$11,672	$12,504
Oct 21	$11,017	$11,640	$12,423
Nov 21	$10,796	$11,604	$12,139
Dec 21	$10,809	$11,576	$12,318
Jan 22	$10,659	$11,322	$12,142
Feb 22	$10,447	$11,181	$11,442
Mar 22	$10,370	$10,835	$11,303
Apr 22	$9,850	$10,245	$10,647
May 22	$9,894	$10,272	$10,743
Jun 22	$9,244	$9,946	$10,170
Jul 22	$9,510	$10,169	$10,332
Aug 22	$9,650	$9,763	$10,276
Sep 22	$9,041	$9,242	$9,699
Oct 22	$8,814	$9,176	$9,664
Nov 22	$9,700	$9,607	$10,375
Dec 22	$9,974	$9,648	$10,504
Jan 23	$10,475	$9,955	$10,896
Feb 23	$10,178	$9,632	$10,603
Mar 23	$10,331	$9,936	$10,872
Apr 23	$10,390	$9,986	$10,948
May 23	$10,291	$9,797	$10,831
Jun 23	$10,565	$9,798	$11,129
Jul 23	$10,737	$9,854	$11,395
Aug 23	$10,447	$9,726	$11,158
Sep 23	$10,208	$9,436	$10,825
Oct 23	$10,061	$9,317	$10,724
Nov 23	$10,648	$9,784	$11,310
Dec 23	$11,062	$10,191	$11,759
Jan 24	$10,947	$10,062	$11,610
Feb 24	$10,955	$9,929	$11,634
Mar 24	$11,029	$9,984	$11,753
Apr 24	$10,872	$9,726	$11,506
May 24	$11,058	$9,858	$11,703
Jun 24	$11,086	$9,877	$11,675
Jul 24	$11,292	$10,153	$11,917
Aug 24	$11,574	$10,388	$12,239
Sep 24	$11,944	$10,563	$12,559
Oct 24	$11,633	$10,208	$12,161
Nov 24	$11,552	$10,252	$12,199
Dec 24	$11,340	$10,022	$11,996

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class A Before Sales Charge	2.52%	2.21%	1.87%
Class A After Maximum Sales Charge	(3.38)%	1.00%	1.27%
50% GBI-EM 50% EMBI (5050EMB)	2.01%	(0.83)%	1.84%
ICE BofA Global Broad Market Plus Index (GBMP)	(1.66)%	(2.27)%	0.02%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$72,206,009
  Number of Portfolio Holdings105
  Portfolio Turnover Rate206%
  Advisory Fees Paid$283,414

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Government
75.6%
Energy
7.9%
Financials
4.3%
Real Estate
3.9%
Consumer Cyclicals
1.5%
Utilities
1.1%
Money Market Fund
5.2%
Other Investments
1.2%
Liabilities in excess of other assets
(0.7)%
0
20
40
60
80

Value	Value	Value
Liabilities in excess of other assets		(0.7)%
Other Investments		1.2%
Money Market Fund		5.2%
Utilities		1.1%
Consumer Cyclicals		1.5%
Real Estate		3.9%
Financials		4.3%
Energy		7.9%
Government		75.6%

Top Ten Holdings (% of Total Net Assets)

Invesco Treasury Portfolio - Institutional Class	5.2%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/2027	3.9%
Mexican Bonos, 7.75%, 11/13/2042	3.5%
Petroleos Mexicanos, 7.69%, 1/23/2050	3.3%
Republic of South Africa Government Bond, 10.50%, 12/21/2026	3.2%
Thailand Government Bond, 3.39%, 6/17/2037	3.1%
Malaysia Government Bond, 2.63%, 4/15/2031	2.8%
Republic of South Africa Government Bond, 9.00%, 1/31/2040	2.7%
Philippine Government International Bond, 6.25%, 1/14/2036	2.1%
Bonos de la Tesoreria de la Republica de Chile, 4.70%, 9/1/2030	2.0%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.544.4653

Emerging Markets Bond Fund

Class I    Ticker: EMBUX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Emerging Markets Bond Fund (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$88	0.86%

How did the Fund perform last year?

  Emerging markets bonds overall had a positive return over the period despite multiple headwinds including rising U.S. interest rates, geopolitical risk and uncertainty around U.S. trade policy, which negatively impacted local currency bonds, while hard currency sovereign and corporate bonds benefitted from high yields and declining spreads.

  Relative to its benchmark, the 50% J.P. Morgan GBI-EM Global Diversified Index / 50% J.P. Morgan EMBI Global Diversified Index, the Fund outperformed primarily due to selective country exposures and overall had a positive return over the period.

  In terms of country of risk, Thailand, China and Sri Lanka were the top contributors to performance while Brazil, Chile and Poland detracted the most.

  Hard currency sovereign and corporate bonds contributed to performance as the U.S. dollar appreciated over the year, while local-currency bonds had a negative impact overall.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund over the past 10 years.

Class I
5050EMB
GBMP
$15,000
$10,000
$5,000
$0
$12,432 - Class I
$11,996 - 5050EMB
$10,022 - GBMP
Dec 14
Dec 15
Dec 16
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24

	Class I	GBMP	5050EMB
Dec 14	$10,000	$10,000	$10,000
Jan 15	$10,158	$10,001	$10,063
Feb 15	$10,063	$9,915	$10,039
Mar 15	$9,902	$9,827	$9,900
Apr 15	$10,022	$9,919	$10,125
May 15	$9,817	$9,751	$9,975
Jun 15	$9,607	$9,705	$9,837
Jul 15	$9,278	$9,730	$9,735
Aug 15	$8,914	$9,737	$9,429
Sep 15	$8,586	$9,785	$9,228
Oct 15	$8,850	$9,805	$9,563
Nov 15	$8,848	$9,654	$9,457
Dec 15	$8,673	$9,698	$9,286
Jan 16	$8,637	$9,791	$9,293
Feb 16	$8,760	$10,002	$9,449
Mar 16	$9,043	$10,259	$10,030
Apr 16	$9,158	$10,390	$10,248
May 16	$9,099	$10,262	$9,960
Jun 16	$9,291	$10,560	$10,421
Jul 16	$9,379	$10,640	$10,546
Aug 16	$9,321	$10,592	$10,643
Sep 16	$9,352	$10,644	$10,772
Oct 16	$9,348	$10,362	$10,660
Nov 16	$9,110	$9,957	$10,067
Dec 16	$9,233	$9,916	$10,229
Jan 17	$9,394	$10,024	$10,417
Feb 17	$9,683	$10,075	$10,616
Mar 17	$9,738	$10,088	$10,759
Apr 17	$9,790	$10,200	$10,902
May 17	$9,835	$10,350	$11,057
Jun 17	$9,914	$10,342	$11,075
Jul 17	$10,028	$10,511	$11,236
Aug 17	$10,192	$10,616	$11,436
Sep 17	$10,348	$10,523	$11,417
Oct 17	$10,401	$10,482	$11,277
Nov 17	$10,206	$10,591	$11,375
Dec 17	$10,337	$10,630	$11,532
Jan 18	$10,501	$10,747	$11,788
Feb 18	$10,437	$10,652	$11,609
Mar 18	$10,620	$10,765	$11,685
Apr 18	$10,405	$10,599	$11,427
May 18	$10,002	$10,517	$11,089
Jun 18	$9,730	$10,471	$10,865
Jul 18	$10,052	$10,454	$11,106
Aug 18	$9,750	$10,458	$10,672
Sep 18	$9,882	$10,371	$10,891
Oct 18	$9,795	$10,264	$10,668
Nov 18	$9,658	$10,300	$10,795
Dec 18	$9,696	$10,508	$10,938
Jan 19	$10,212	$10,669	$11,478
Feb 19	$10,232	$10,609	$11,472
Mar 19	$10,272	$10,744	$11,478
Apr 19	$10,305	$10,714	$11,482
May 19	$10,253	$10,865	$11,522
Jun 19	$10,664	$11,105	$12,036
Jul 19	$10,876	$11,079	$12,164
Aug 19	$10,255	$11,318	$12,049
Sep 19	$10,486	$11,199	$12,080
Oct 19	$10,517	$11,273	$12,272
Nov 19	$10,518	$11,183	$12,131
Dec 19	$10,966	$11,241	$12,504
Jan 20	$11,022	$11,391	$12,519
Feb 20	$10,954	$11,475	$12,244
Mar 20	$8,775	$11,226	$10,718
Apr 20	$9,083	$11,436	$11,049
May 20	$10,023	$11,499	$11,670
Jun 20	$10,728	$11,602	$11,903
Jul 20	$11,245	$11,971	$12,303
Aug 20	$11,510	$11,932	$12,315
Sep 20	$11,311	$11,893	$12,078
Oct 20	$11,309	$11,881	$12,102
Nov 20	$11,848	$12,086	$12,668
Dec 20	$12,239	$12,236	$13,008
Jan 21	$12,152	$12,106	$12,869
Feb 21	$12,059	$11,865	$12,532
Mar 21	$11,809	$11,642	$12,280
Apr 21	$12,177	$11,786	$12,555
May 21	$12,359	$11,879	$12,778
Jun 21	$12,274	$11,801	$12,747
Jul 21	$12,155	$11,951	$12,746
Aug 21	$12,270	$11,901	$12,859
Sep 21	$11,943	$11,672	$12,504
Oct 21	$11,940	$11,640	$12,423
Nov 21	$11,710	$11,604	$12,139
Dec 21	$11,712	$11,576	$12,318
Jan 22	$11,558	$11,322	$12,142
Feb 22	$11,338	$11,181	$11,442
Mar 22	$11,243	$10,835	$11,303
Apr 22	$10,693	$10,245	$10,647
May 22	$10,727	$10,272	$10,743
Jun 22	$10,037	$9,946	$10,170
Jul 22	$10,329	$10,169	$10,332
Aug 22	$10,467	$9,763	$10,276
Sep 22	$9,841	$9,242	$9,699
Oct 22	$9,591	$9,176	$9,664
Nov 22	$10,558	$9,607	$10,375
Dec 22	$10,867	$9,648	$10,504
Jan 23	$11,387	$9,955	$10,896
Feb 23	$11,070	$9,632	$10,603
Mar 23	$11,239	$9,936	$10,872
Apr 23	$11,327	$9,986	$10,948
May 23	$11,201	$9,797	$10,831
Jun 23	$11,520	$9,798	$11,129
Jul 23	$11,709	$9,854	$11,395
Aug 23	$11,399	$9,726	$11,158
Sep 23	$11,122	$9,436	$10,825
Oct 23	$10,983	$9,317	$10,724
Nov 23	$11,618	$9,784	$11,310
Dec 23	$12,060	$10,191	$11,759
Jan 24	$11,958	$10,062	$11,610
Feb 24	$11,966	$9,929	$11,634
Mar 24	$12,056	$9,984	$11,753
Apr 24	$11,878	$9,726	$11,506
May 24	$12,074	$9,858	$11,703
Jun 24	$12,126	$9,877	$11,675
Jul 24	$12,352	$10,153	$11,917
Aug 24	$12,665	$10,388	$12,239
Sep 24	$13,077	$10,563	$12,559
Oct 24	$12,729	$10,208	$12,161
Nov 24	$12,637	$10,252	$12,199
Dec 24	$12,432	$10,022	$11,996

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class I	3.09%	2.54%	2.20%
50% GBI-EM 50% EMBI (5050EMB)	2.01%	(0.83)%	1.84%
ICE BofA Global Broad Market Plus Index (GBMP)	(1.66)%	(2.27)%	0.02%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$72,206,009
  Number of Portfolio Holdings105
  Portfolio Turnover Rate206%
  Advisory Fees Paid$283,414

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.7)%
Other Investments		1.2%
Money Market Fund		5.2%
Utilities		1.1%
Consumer Cyclicals		1.5%
Real Estate		3.9%
Financials		4.3%
Energy		7.9%
Government		75.6%

Top Ten Holdings (% of Total Net Assets)

Invesco Treasury Portfolio - Institutional Class	5.2%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/2027	3.9%
Mexican Bonos, 7.75%, 11/13/2042	3.5%
Petroleos Mexicanos, 7.69%, 1/23/2050	3.3%
Republic of South Africa Government Bond, 10.50%, 12/21/2026	3.2%
Thailand Government Bond, 3.39%, 6/17/2037	3.1%
Malaysia Government Bond, 2.63%, 4/15/2031	2.8%
Republic of South Africa Government Bond, 9.00%, 1/31/2040	2.7%
Philippine Government International Bond, 6.25%, 1/14/2036	2.1%
Bonos de la Tesoreria de la Republica de Chile, 4.70%, 9/1/2030	2.0%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.544.4653

Emerging Markets Bond Fund

Class Y    Ticker: EMBYX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Emerging Markets Bond Fund (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Y	$97	0.96%

How did the Fund perform last year?

  Emerging markets bonds overall had a positive return over the period despite multiple headwinds including rising U.S. interest rates, geopolitical risk and uncertainty around U.S. trade policy, which negatively impacted local currency bonds, while hard currency sovereign and corporate bonds benefitted from high yields and declining spreads.

  Relative to its benchmark, the 50% J.P. Morgan GBI-EM Global Diversified Index / 50% J.P. Morgan EMBI Global Diversified Index, the Fund outperformed primarily due to selective country exposures and overall had a positive return over the period.

  In terms of country of risk, Thailand, China and Sri Lanka were the top contributors to performance while Brazil, Chile and Poland detracted the most.

  Hard currency sovereign and corporate bonds contributed to performance as the U.S. dollar appreciated over the year, while local-currency bonds had a negative impact overall.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund over the past 10 years.

Class Y
5050EMB
GBMP
$15,000
$10,000
$5,000
$0
$12,320 - Class Y
$11,996 - 5050EMB
$10,022 - GBMP
Dec 14
Dec 15
Dec 16
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24

	Class Y	GBMP	5050EMB
Dec 14	$10,000	$10,000	$10,000
Jan 15	$10,146	$10,001	$10,063
Feb 15	$10,051	$9,915	$10,039
Mar 15	$9,890	$9,827	$9,900
Apr 15	$10,010	$9,919	$10,125
May 15	$9,804	$9,751	$9,975
Jun 15	$9,595	$9,705	$9,837
Jul 15	$9,265	$9,730	$9,735
Aug 15	$8,900	$9,737	$9,429
Sep 15	$8,572	$9,785	$9,228
Oct 15	$8,836	$9,805	$9,563
Nov 15	$8,834	$9,654	$9,457
Dec 15	$8,659	$9,698	$9,286
Jan 16	$8,623	$9,791	$9,293
Feb 16	$8,746	$10,002	$9,449
Mar 16	$9,030	$10,259	$10,030
Apr 16	$9,145	$10,390	$10,248
May 16	$9,086	$10,262	$9,960
Jun 16	$9,265	$10,560	$10,421
Jul 16	$9,366	$10,640	$10,546
Aug 16	$9,308	$10,592	$10,643
Sep 16	$9,339	$10,644	$10,772
Oct 16	$9,335	$10,362	$10,660
Nov 16	$9,096	$9,957	$10,067
Dec 16	$9,207	$9,916	$10,229
Jan 17	$9,368	$10,024	$10,417
Feb 17	$9,657	$10,075	$10,616
Mar 17	$9,712	$10,088	$10,759
Apr 17	$9,764	$10,200	$10,902
May 17	$9,823	$10,350	$11,057
Jun 17	$9,888	$10,342	$11,075
Jul 17	$10,002	$10,511	$11,236
Aug 17	$10,167	$10,616	$11,436
Sep 17	$10,323	$10,523	$11,417
Oct 17	$10,362	$10,482	$11,277
Nov 17	$10,181	$10,591	$11,375
Dec 17	$10,313	$10,630	$11,532
Jan 18	$10,477	$10,747	$11,788
Feb 18	$10,411	$10,652	$11,609
Mar 18	$10,593	$10,765	$11,685
Apr 18	$10,376	$10,599	$11,427
May 18	$9,969	$10,517	$11,089
Jun 18	$9,696	$10,471	$10,865
Jul 18	$10,016	$10,454	$11,106
Aug 18	$9,727	$10,458	$10,672
Sep 18	$9,857	$10,371	$10,891
Oct 18	$9,766	$10,264	$10,668
Nov 18	$9,628	$10,300	$10,795
Dec 18	$9,663	$10,508	$10,938
Jan 19	$10,162	$10,669	$11,478
Feb 19	$10,196	$10,609	$11,472
Mar 19	$10,234	$10,744	$11,478
Apr 19	$10,266	$10,714	$11,482
May 19	$10,207	$10,865	$11,522
Jun 19	$10,626	$11,105	$12,036
Jul 19	$10,831	$11,079	$12,164
Aug 19	$10,209	$11,318	$12,049
Sep 19	$10,439	$11,199	$12,080
Oct 19	$10,470	$11,273	$12,272
Nov 19	$10,488	$11,183	$12,131
Dec 19	$10,920	$11,241	$12,504
Jan 20	$10,992	$11,391	$12,519
Feb 20	$10,906	$11,475	$12,244
Mar 20	$8,740	$11,226	$10,718
Apr 20	$9,048	$11,436	$11,049
May 20	$9,990	$11,499	$11,670
Jun 20	$10,678	$11,602	$11,903
Jul 20	$11,195	$11,971	$12,303
Aug 20	$11,478	$11,932	$12,315
Sep 20	$11,260	$11,893	$12,078
Oct 20	$11,275	$11,881	$12,102
Nov 20	$11,795	$12,086	$12,668
Dec 20	$12,185	$12,236	$13,008
Jan 21	$12,097	$12,106	$12,869
Feb 21	$12,003	$11,865	$12,532
Mar 21	$11,771	$11,642	$12,280
Apr 21	$12,119	$11,786	$12,555
May 21	$12,301	$11,879	$12,778
Jun 21	$12,215	$11,801	$12,747
Jul 21	$12,113	$11,951	$12,746
Aug 21	$12,208	$11,901	$12,859
Sep 21	$11,899	$11,672	$12,504
Oct 21	$11,876	$11,640	$12,423
Nov 21	$11,660	$11,604	$12,139
Dec 21	$11,658	$11,576	$12,318
Jan 22	$11,499	$11,322	$12,142
Feb 22	$11,293	$11,181	$11,442
Mar 22	$11,194	$10,835	$11,303
Apr 22	$10,640	$10,245	$10,647
May 22	$10,689	$10,272	$10,743
Jun 22	$9,976	$9,946	$10,170
Jul 22	$10,262	$10,169	$10,332
Aug 22	$10,414	$9,763	$10,276
Sep 22	$9,784	$9,242	$9,699
Oct 22	$9,543	$9,176	$9,664
Nov 22	$10,494	$9,607	$10,375
Dec 22	$10,790	$9,648	$10,504
Jan 23	$11,329	$9,955	$10,896
Feb 23	$11,011	$9,632	$10,603
Mar 23	$11,176	$9,936	$10,872
Apr 23	$11,261	$9,986	$10,948
May 23	$11,135	$9,797	$10,831
Jun 23	$11,451	$9,798	$11,129
Jul 23	$11,636	$9,854	$11,395
Aug 23	$11,327	$9,726	$11,158
Sep 23	$11,052	$9,436	$10,825
Oct 23	$10,913	$9,317	$10,724
Nov 23	$11,541	$9,784	$11,310
Dec 23	$11,980	$10,191	$11,759
Jan 24	$11,857	$10,062	$11,610
Feb 24	$11,886	$9,929	$11,634
Mar 24	$11,974	$9,984	$11,753
Apr 24	$11,793	$9,726	$11,506
May 24	$12,004	$9,858	$11,703
Jun 24	$12,027	$9,877	$11,675
Jul 24	$12,266	$10,153	$11,917
Aug 24	$12,567	$10,388	$12,239
Sep 24	$12,988	$10,563	$12,559
Oct 24	$12,630	$10,208	$12,161
Nov 24	$12,546	$10,252	$12,199
Dec 24	$12,320	$10,022	$11,996

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class Y	2.84%	2.44%	2.11%
50% GBI-EM 50% EMBI (5050EMB)	2.01%	(0.83)%	1.84%
ICE BofA Global Broad Market Plus Index (GBMP)	(1.66)%	(2.27)%	0.02%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$72,206,009
  Number of Portfolio Holdings105
  Portfolio Turnover Rate206%
  Advisory Fees Paid$283,414

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.7)%
Other Investments		1.2%
Money Market Fund		5.2%
Utilities		1.1%
Consumer Cyclicals		1.5%
Real Estate		3.9%
Financials		4.3%
Energy		7.9%
Government		75.6%

Top Ten Holdings (% of Total Net Assets)

Invesco Treasury Portfolio - Institutional Class	5.2%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/2027	3.9%
Mexican Bonos, 7.75%, 11/13/2042	3.5%
Petroleos Mexicanos, 7.69%, 1/23/2050	3.3%
Republic of South Africa Government Bond, 10.50%, 12/21/2026	3.2%
Thailand Government Bond, 3.39%, 6/17/2037	3.1%
Malaysia Government Bond, 2.63%, 4/15/2031	2.8%
Republic of South Africa Government Bond, 9.00%, 1/31/2040	2.7%
Philippine Government International Bond, 6.25%, 1/14/2036	2.1%
Bonos de la Tesoreria de la Republica de Chile, 4.70%, 9/1/2030	2.0%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.544.4653

Emerging Markets Fund

Class A    Ticker: GBFAX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Emerging Markets Fund (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class A	$159	1.59%

How did the Fund perform last year?

  Emerging markets equities had a positive return over the period, however headwinds including a stronger U.S. dollar, trade tension and uneven growth across emerging markets economies weighed on returns in the fourth quarter of the year.

  Relative to its benchmark, the MSCI Emerging Markets Investable Markets Index, the Fund underperformed due primarily to an overweight to Brazil and stock selection within India and China.

  From a country perspective, Brazil detracted the most from the Fund’s performance during the period, followed by South Korea and Egypt. Taiwan contributed the most to the Fund’s performance during the period, followed by Turkey and China.

  From a sector perspective, information technology contributed the most to the Fund’s performance during the period, followed by real estate and health care stocks. Industrials detracted the most from the Fund’s performance during the period, followed by consumer discretionary and consumer staples.

  The leading individual contributors to performance were Taiwan Semiconductor Manufacturing Co., Ltd., International Container Terminal Services, Inc. and MLP Saglik Hizmetleri AS.

  The leading individual detractors to performance were JSL SA, Samsung Electronics Co. Ltd. Pfd and Vamos Locacao de Caminhoes, Maquinas e Equipamentos SA.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

(Class A with sales charge)

This chart shows the value of a hypothetical $10,000 investment in the Fund over the past 10 years.

Class A
M1EFIM
$20,000
$15,000
$10,000
$5,000
$0
Dec 14
Dec 15
Dec 16
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24
$14,654 - M1EFIM
$10,253 - Class A

	Class A	M1EFIM
Dec 14	$9,425	$10,000
Jan 15	$9,385	$10,071
Feb 15	$9,637	$10,372
Mar 15	$9,531	$10,242
Apr 15	$10,279	$11,048
May 15	$10,080	$10,671
Jun 15	$9,829	$10,364
Jul 15	$9,399	$9,633
Aug 15	$8,399	$8,754
Sep 15	$8,115	$8,526
Oct 15	$8,604	$9,120
Nov 15	$8,584	$8,781
Dec 15	$8,208	$8,614
Jan 16	$7,427	$8,038
Feb 16	$7,275	$8,022
Mar 16	$8,075	$9,047
Apr 16	$8,175	$9,108
May 16	$8,122	$8,771
Jun 16	$8,281	$9,104
Jul 16	$8,585	$9,552
Aug 16	$8,823	$9,781
Sep 16	$8,923	$9,907
Oct 16	$8,823	$9,907
Nov 16	$8,300	$9,451
Dec 16	$8,172	$9,467
Jan 17	$8,603	$9,975
Feb 17	$8,775	$10,308
Mar 17	$9,173	$10,570
Apr 17	$9,723	$10,786
May 17	$10,101	$11,073
Jun 17	$10,247	$11,181
Jul 17	$10,890	$11,812
Aug 17	$11,221	$12,071
Sep 17	$11,301	$12,030
Oct 17	$11,698	$12,452
Nov 17	$11,758	$12,502
Dec 17	$12,234	$12,953
Jan 18	$13,090	$13,989
Feb 18	$12,559	$13,353
Mar 18	$12,413	$13,115
Apr 18	$12,009	$13,063
May 18	$11,823	$12,625
Jun 18	$11,239	$12,064
Jul 18	$11,232	$12,315
Aug 18	$10,536	$11,991
Sep 18	$10,177	$11,889
Oct 18	$9,182	$10,829
Nov 18	$9,726	$11,291
Dec 18	$9,384	$11,004
Jan 19	$10,340	$11,927
Feb 19	$10,525	$11,968
Mar 19	$10,804	$12,070
Apr 19	$11,295	$12,299
May 19	$10,552	$11,437
Jun 19	$11,401	$12,121
Jul 19	$11,309	$11,969
Aug 19	$11,010	$11,384
Sep 19	$11,143	$11,602
Oct 19	$11,448	$12,087
Nov 19	$11,594	$12,064
Dec 19	$12,154	$12,946
Jan 20	$11,837	$12,352
Feb 20	$11,466	$11,677
Mar 20	$9,006	$9,787
Apr 20	$9,943	$10,727
May 20	$10,395	$10,826
Jun 20	$11,264	$11,640
Jul 20	$11,911	$12,683
Aug 20	$12,390	$12,988
Sep 20	$12,188	$12,779
Oct 20	$12,531	$13,009
Nov 20	$13,509	$14,273
Dec 20	$14,151	$15,328
Jan 21	$14,806	$15,749
Feb 21	$14,860	$15,955
Mar 21	$14,225	$15,765
Apr 21	$14,630	$16,219
May 21	$14,623	$16,598
Jun 21	$14,752	$16,669
Jul 21	$13,827	$15,654
Aug 21	$14,178	$16,035
Sep 21	$13,523	$15,437
Oct 21	$13,590	$15,574
Nov 21	$12,686	$14,961
Dec 21	$12,432	$15,285
Jan 22	$11,738	$14,947
Feb 22	$10,686	$14,509
Mar 22	$10,116	$14,269
Apr 22	$9,430	$13,485
May 22	$9,459	$13,508
Jun 22	$8,845	$12,543
Jul 22	$9,181	$12,559
Aug 22	$9,079	$12,645
Sep 22	$8,064	$11,190
Oct 22	$8,239	$10,888
Nov 22	$9,473	$12,422
Dec 22	$9,296	$12,254
Jan 23	$10,168	$13,190
Feb 23	$9,455	$12,396
Mar 23	$9,478	$12,737
Apr 23	$9,493	$12,623
May 23	$9,311	$12,458
Jun 23	$9,690	$12,943
Jul 23	$10,365	$13,754
Aug 23	$9,978	$12,998
Sep 23	$9,500	$12,668
Oct 23	$9,083	$12,159
Nov 23	$9,971	$13,160
Dec 23	$10,283	$13,684
Jan 24	$9,937	$13,105
Feb 24	$10,460	$13,690
Mar 24	$10,721	$13,980
Apr 24	$10,698	$14,074
May 24	$11,013	$14,156
Jun 24	$11,097	$14,698
Jul 24	$10,997	$14,734
Aug 24	$11,143	$14,976
Sep 24	$11,404	$15,909
Oct 24	$10,974	$15,210
Nov 24	$10,590	$14,693
Dec 24	$10,253	$14,654

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class A Before Sales Charge	(0.29)%	(3.34)%	0.85%
Class A After Maximum Sales Charge	(6.03)%	(4.48)%	0.25%
MSCI Emerging Markets IMI Index (M1EFIM)	7.09%	2.51%	3.90%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$402,838,905
  Number of Portfolio Holdings72
  Portfolio Turnover Rate19%
  Advisory Fees Paid$3,162,831

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Consumer Discretionary
26.2%
Financials
22.0%
Information Technology
16.9%
Industrials
12.2%
Real Estate
7.7%
Health Care
5.6%
Energy
4.2%
Communication Services
3.9%
Consumer Staples
2.3%
Money Market Fund
1.2%
Liabilities in excess of other assets
(2.2)%
-5
0
5
10
15
20
25
30

Value	Value	Value
Liabilities in excess of other assets		(2.2)%
Money Market Fund		1.2%
Consumer Staples		2.3%
Communication Services		3.9%
Energy		4.2%
Health Care		5.6%
Real Estate		7.7%
Industrials		12.2%
Information Technology		16.9%
Financials		22.0%
Consumer Discretionary		26.2%

Top Ten Holdings (% of Total Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
MercadoLibre, Inc.	5.6%
Prosus NV	5.0%
Reliance Industries Ltd.	4.2%
International Container Terminal Services, Inc.	3.2%
Bank of Georgia Group Plc	3.1%
Kaspi.kz JSC	2.8%
Phoenix Mills Ltd.	2.9%
MLP Saglik Hizmetleri AS	2.8%
Oberoi Realty Ltd.	2.4%

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2024:

Effective May 1, 2024, Ola El-Shawarby became Portfolio Manager of the Fund.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.544.4653

Emerging Markets Fund

Class C    Ticker: EMRCX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Emerging Markets Fund (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class C	$250	2.52%

How did the Fund perform last year?

  Emerging markets equities had a positive return over the period, however headwinds including a stronger U.S. dollar, trade tension and uneven growth across emerging markets economies weighed on returns in the fourth quarter of the year.

  Relative to its benchmark, the MSCI Emerging Markets Investable Markets Index, the Fund underperformed due primarily to an overweight to Brazil and stock selection within India and China.

  From a country perspective, Brazil detracted the most from the Fund’s performance during the period, followed by South Korea and Egypt. Taiwan contributed the most to the Fund’s performance during the period, followed by Turkey and China.

  From a sector perspective, information technology contributed the most to the Fund’s performance during the period, followed by real estate and health care stocks. Industrials detracted the most from the Fund’s performance during the period, followed by consumer discretionary and consumer staples.

  The leading individual contributors to performance were Taiwan Semiconductor Manufacturing Co., Ltd., International Container Terminal Services, Inc. and MLP Saglik Hizmetleri AS.

  The leading individual detractors to performance were JSL SA, Samsung Electronics Co. Ltd. Pfd and Vamos Locacao de Caminhoes, Maquinas e Equipamentos SA.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

(Class C with sales charge)

This chart shows the value of a hypothetical $10,000 investment in the Fund over the past 10 years.

Class C
M1EFIM
$20,000
$15,000
$10,000
$5,000
$0
Dec 14
Dec 15
Dec 16
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24
$14,654 - M1EFIM
$10,015 - Class C

	Class C	M1EFIM
Dec 14	$10,000	$10,000
Jan 15	$9,954	$10,071
Feb 15	$10,206	$10,372
Mar 15	$10,092	$10,242
Apr 15	$10,872	$11,048
May 15	$10,657	$10,671
Jun 15	$10,382	$10,364
Jul 15	$9,924	$9,633
Aug 15	$8,861	$8,754
Sep 15	$8,555	$8,526
Oct 15	$9,067	$9,120
Nov 15	$9,044	$8,781
Dec 15	$8,640	$8,614
Jan 16	$7,806	$8,038
Feb 16	$7,638	$8,022
Mar 16	$8,479	$9,047
Apr 16	$8,579	$9,108
May 16	$8,518	$8,771
Jun 16	$8,678	$9,104
Jul 16	$8,992	$9,552
Aug 16	$9,236	$9,781
Sep 16	$9,336	$9,907
Oct 16	$9,221	$9,907
Nov 16	$8,670	$9,451
Dec 16	$8,530	$9,467
Jan 17	$8,974	$9,975
Feb 17	$9,150	$10,308
Mar 17	$9,556	$10,570
Apr 17	$10,123	$10,786
May 17	$10,506	$11,073
Jun 17	$10,651	$11,181
Jul 17	$11,317	$11,812
Aug 17	$11,654	$12,071
Sep 17	$11,723	$12,030
Oct 17	$12,129	$12,452
Nov 17	$12,190	$12,502
Dec 17	$12,673	$12,953
Jan 18	$13,545	$13,989
Feb 18	$12,986	$13,353
Mar 18	$12,833	$13,115
Apr 18	$12,405	$13,063
May 18	$12,205	$12,625
Jun 18	$11,601	$12,064
Jul 18	$11,585	$12,315
Aug 18	$10,858	$11,991
Sep 18	$10,483	$11,889
Oct 18	$9,449	$10,829
Nov 18	$10,008	$11,291
Dec 18	$9,648	$11,004
Jan 19	$10,628	$11,927
Feb 19	$10,812	$11,968
Mar 19	$11,087	$12,070
Apr 19	$11,585	$12,299
May 19	$10,819	$11,437
Jun 19	$11,677	$12,121
Jul 19	$11,570	$11,969
Aug 19	$11,256	$11,384
Sep 19	$11,386	$11,602
Oct 19	$11,685	$12,087
Nov 19	$11,830	$12,064
Dec 19	$12,399	$12,946
Jan 20	$12,066	$12,352
Feb 20	$11,679	$11,677
Mar 20	$9,171	$9,787
Apr 20	$10,116	$10,727
May 20	$10,564	$10,826
Jun 20	$11,439	$11,640
Jul 20	$12,097	$12,683
Aug 20	$12,569	$12,988
Sep 20	$12,360	$12,779
Oct 20	$12,701	$13,009
Nov 20	$13,676	$14,273
Dec 20	$14,320	$15,328
Jan 21	$14,971	$15,749
Feb 21	$15,018	$15,955
Mar 21	$14,366	$15,765
Apr 21	$14,762	$16,219
May 21	$14,746	$16,598
Jun 21	$14,870	$16,669
Jul 21	$13,932	$15,654
Aug 21	$14,273	$16,035
Sep 21	$13,606	$15,437
Oct 21	$13,661	$15,574
Nov 21	$12,746	$14,961
Dec 21	$12,477	$15,285
Jan 22	$11,781	$14,947
Feb 22	$10,720	$14,509
Mar 22	$10,134	$14,269
Apr 22	$9,438	$13,485
May 22	$9,463	$13,508
Jun 22	$8,835	$12,543
Jul 22	$9,166	$12,559
Aug 22	$9,056	$12,645
Sep 22	$8,038	$11,190
Oct 22	$8,207	$10,888
Nov 22	$9,430	$12,422
Dec 22	$9,255	$12,254
Jan 23	$10,116	$13,190
Feb 23	$9,396	$12,396
Mar 23	$9,413	$12,737
Apr 23	$9,422	$12,623
May 23	$9,229	$12,458
Jun 23	$9,598	$12,943
Jul 23	$10,265	$13,754
Aug 23	$9,870	$12,998
Sep 23	$9,396	$12,668
Oct 23	$8,965	$12,159
Nov 23	$9,844	$13,160
Dec 23	$10,139	$13,684
Jan 24	$9,795	$13,105
Feb 24	$10,297	$13,690
Mar 24	$10,544	$13,980
Apr 24	$10,518	$14,074
May 24	$10,817	$14,156
Jun 24	$10,888	$14,698
Jul 24	$10,782	$14,734
Aug 24	$10,923	$14,976
Sep 24	$11,169	$15,909
Oct 24	$10,738	$15,210
Nov 24	$10,359	$14,693
Dec 24	$10,015	$14,654

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class C Before Sales Charge	(1.22)%	(4.18)%	0.02%
Class C After Maximum Sales Charge	(2.20)%	(4.18)%	0.02%
MSCI Emerging Markets IMI Index (M1EFIM)	7.09%	2.51%	3.90%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$402,838,905
  Number of Portfolio Holdings72
  Portfolio Turnover Rate19%
  Advisory Fees Paid$3,162,831

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(2.2)%
Money Market Fund		1.2%
Consumer Staples		2.3%
Communication Services		3.9%
Energy		4.2%
Health Care		5.6%
Real Estate		7.7%
Industrials		12.2%
Information Technology		16.9%
Financials		22.0%
Consumer Discretionary		26.2%

Top Ten Holdings (% of Total Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
MercadoLibre, Inc.	5.6%
Prosus NV	5.0%
Reliance Industries Ltd.	4.2%
International Container Terminal Services, Inc.	3.2%
Bank of Georgia Group Plc	3.1%
Kaspi.kz JSC	2.8%
Phoenix Mills Ltd.	2.9%
MLP Saglik Hizmetleri AS	2.8%
Oberoi Realty Ltd.	2.4%

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2024:

Effective May 1, 2024, Ola El-Shawarby became Portfolio Manager of the Fund.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.544.4653

Emerging Markets Fund

Class I    Ticker: EMRIX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Emerging Markets Fund (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$102	1.02%

How did the Fund perform last year?

  Emerging markets equities had a positive return over the period, however headwinds including a stronger U.S. dollar, trade tension and uneven growth across emerging markets economies weighed on returns in the fourth quarter of the year.

  Relative to its benchmark, the MSCI Emerging Markets Investable Markets Index, the Fund underperformed due primarily to an overweight to Brazil and stock selection within India and China.

  From a country perspective, Brazil detracted the most from the Fund’s performance during the period, followed by South Korea and Egypt. Taiwan contributed the most to the Fund’s performance during the period, followed by Turkey and China.

  From a sector perspective, information technology contributed the most to the Fund’s performance during the period, followed by real estate and health care stocks. Industrials detracted the most from the Fund’s performance during the period, followed by consumer discretionary and consumer staples.

  The leading individual contributors to performance were Taiwan Semiconductor Manufacturing Co., Ltd., International Container Terminal Services, Inc. and MLP Saglik Hizmetleri AS.

  The leading individual detractors to performance were JSL SA, Samsung Electronics Co. Ltd. Pfd and Vamos Locacao de Caminhoes, Maquinas e Equipamentos SA.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund over the past 10 years.

Class I
M1EFIM
$20,000
$15,000
$10,000
$5,000
$0
Dec 14
Dec 15
Dec 16
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24
$14,654 - M1EFIM
$11,449 - Class I

	Class I	M1EFIM
Dec 14	$10,000	$10,000
Jan 15	$9,966	$10,071
Feb 15	$10,236	$10,372
Mar 15	$10,128	$10,242
Apr 15	$10,929	$11,048
May 15	$10,720	$10,671
Jun 15	$10,458	$10,364
Jul 15	$10,000	$9,633
Aug 15	$8,943	$8,754
Sep 15	$8,641	$8,526
Oct 15	$9,166	$9,120
Nov 15	$9,152	$8,781
Dec 15	$8,756	$8,614
Jan 16	$7,921	$8,038
Feb 16	$7,760	$8,022
Mar 16	$8,621	$9,047
Apr 16	$8,729	$9,108
May 16	$8,675	$8,771
Jun 16	$8,850	$9,104
Jul 16	$9,173	$9,552
Aug 16	$9,435	$9,781
Sep 16	$9,550	$9,907
Oct 16	$9,449	$9,907
Nov 16	$8,884	$9,451
Dec 16	$8,760	$9,467
Jan 17	$9,225	$9,975
Feb 17	$9,414	$10,308
Mar 17	$9,845	$10,570
Apr 17	$10,438	$10,786
May 17	$10,849	$11,073
Jun 17	$11,011	$11,181
Jul 17	$11,705	$11,812
Aug 17	$12,062	$12,071
Sep 17	$12,156	$12,030
Oct 17	$12,587	$12,452
Nov 17	$12,655	$12,502
Dec 17	$13,175	$12,953
Jan 18	$14,102	$13,989
Feb 18	$13,534	$13,353
Mar 18	$13,378	$13,115
Apr 18	$12,945	$13,063
May 18	$12,755	$12,625
Jun 18	$12,132	$12,064
Jul 18	$12,125	$12,315
Aug 18	$11,374	$11,991
Sep 18	$11,002	$11,889
Oct 18	$9,925	$10,829
Nov 18	$10,528	$11,291
Dec 18	$10,160	$11,004
Jan 19	$11,203	$11,927
Feb 19	$11,408	$11,968
Mar 19	$11,708	$12,070
Apr 19	$12,246	$12,299
May 19	$11,449	$11,437
Jun 19	$12,376	$12,121
Jul 19	$12,274	$11,969
Aug 19	$11,953	$11,384
Sep 19	$12,103	$11,602
Oct 19	$12,437	$12,087
Nov 19	$12,601	$12,064
Dec 19	$13,219	$12,946
Jan 20	$12,885	$12,352
Feb 20	$12,482	$11,677
Mar 20	$9,812	$9,787
Apr 20	$10,834	$10,727
May 20	$11,328	$10,826
Jun 20	$12,280	$11,640
Jul 20	$12,997	$12,683
Aug 20	$13,518	$12,988
Sep 20	$13,303	$12,779
Oct 20	$13,685	$13,009
Nov 20	$14,756	$14,273
Dec 20	$15,467	$15,328
Jan 21	$16,184	$15,749
Feb 21	$16,247	$15,955
Mar 21	$15,557	$15,765
Apr 21	$16,010	$16,219
May 21	$16,010	$16,598
Jun 21	$16,156	$16,669
Jul 21	$15,153	$15,654
Aug 21	$15,543	$16,035
Sep 21	$14,833	$15,437
Oct 21	$14,910	$15,574
Nov 21	$13,921	$14,961
Dec 21	$13,648	$15,285
Jan 22	$12,896	$14,947
Feb 22	$11,747	$14,509
Mar 22	$11,123	$14,269
Apr 22	$10,371	$13,485
May 22	$10,409	$13,508
Jun 22	$9,732	$12,543
Jul 22	$10,108	$12,559
Aug 22	$10,003	$12,645
Sep 22	$8,883	$11,190
Oct 22	$9,086	$10,888
Nov 22	$10,446	$12,422
Dec 22	$10,262	$12,254
Jan 23	$11,234	$13,190
Feb 23	$10,450	$12,396
Mar 23	$10,473	$12,737
Apr 23	$10,497	$12,623
May 23	$10,301	$12,458
Jun 23	$10,732	$12,943
Jul 23	$11,485	$13,754
Aug 23	$11,054	$12,998
Sep 23	$10,536	$12,668
Oct 23	$10,073	$12,159
Nov 23	$11,062	$13,160
Dec 23	$11,417	$13,684
Jan 24	$11,042	$13,105
Feb 24	$11,624	$13,690
Mar 24	$11,920	$13,980
Apr 24	$11,904	$14,074
May 24	$12,255	$14,156
Jun 24	$12,350	$14,698
Jul 24	$12,255	$14,734
Aug 24	$12,422	$14,976
Sep 24	$12,717	$15,909
Oct 24	$12,247	$15,210
Nov 24	$11,824	$14,693
Dec 24	$11,449	$14,654

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class I	0.28%	(2.84)%	1.36%
MSCI Emerging Markets IMI Index (M1EFIM)	7.09%	2.51%	3.90%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$402,838,905
  Number of Portfolio Holdings72
  Portfolio Turnover Rate19%
  Advisory Fees Paid$3,162,831

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(2.2)%
Money Market Fund		1.2%
Consumer Staples		2.3%
Communication Services		3.9%
Energy		4.2%
Health Care		5.6%
Real Estate		7.7%
Industrials		12.2%
Information Technology		16.9%
Financials		22.0%
Consumer Discretionary		26.2%

Top Ten Holdings (% of Total Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
MercadoLibre, Inc.	5.6%
Prosus NV	5.0%
Reliance Industries Ltd.	4.2%
International Container Terminal Services, Inc.	3.2%
Bank of Georgia Group Plc	3.1%
Kaspi.kz JSC	2.8%
Phoenix Mills Ltd.	2.9%
MLP Saglik Hizmetleri AS	2.8%
Oberoi Realty Ltd.	2.4%

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2024:

Effective May 1, 2024, Ola El-Shawarby became Portfolio Manager of the Fund.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.544.4653

Emerging Markets Fund

Class Y    Ticker: EMRYX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Emerging Markets Fund (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Y	$112	1.12%

How did the Fund perform last year?

  Emerging markets equities had a positive return over the period, however headwinds including a stronger U.S. dollar, trade tension and uneven growth across emerging markets economies weighed on returns in the fourth quarter of the year.

  Relative to its benchmark, the MSCI Emerging Markets Investable Markets Index, the Fund underperformed due primarily to an overweight to Brazil and stock selection within India and China.

  From a country perspective, Brazil detracted the most from the Fund’s performance during the period, followed by South Korea and Egypt. Taiwan contributed the most to the Fund’s performance during the period, followed by Turkey and China.

  From a sector perspective, information technology contributed the most to the Fund’s performance during the period, followed by real estate and health care stocks. Industrials detracted the most from the Fund’s performance during the period, followed by consumer discretionary and consumer staples.

  The leading individual contributors to performance were Taiwan Semiconductor Manufacturing Co., Ltd., International Container Terminal Services, Inc. and MLP Saglik Hizmetleri AS.

  The leading individual detractors to performance were JSL SA, Samsung Electronics Co. Ltd. Pfd and Vamos Locacao de Caminhoes, Maquinas e Equipamentos SA.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund over the past 10 years.

Class Y
M1EFIM
$20,000
$15,000
$10,000
$5,000
$0
Dec 14
Dec 15
Dec 16
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24
$14,654 - M1EFIM
$11,334 - Class Y

	Class Y	M1EFIM
Dec 14	$10,000	$10,000
Jan 15	$9,965	$10,071
Feb 15	$10,237	$10,372
Mar 15	$10,126	$10,242
Apr 15	$10,921	$11,048
May 15	$10,712	$10,671
Jun 15	$10,454	$10,364
Jul 15	$9,993	$9,633
Aug 15	$8,932	$8,754
Sep 15	$8,632	$8,526
Oct 15	$9,156	$9,120
Nov 15	$9,142	$8,781
Dec 15	$8,745	$8,614
Jan 16	$7,914	$8,038
Feb 16	$7,754	$8,022
Mar 16	$8,605	$9,047
Apr 16	$8,717	$9,108
May 16	$8,668	$8,771
Jun 16	$8,835	$9,104
Jul 16	$9,163	$9,552
Aug 16	$9,422	$9,781
Sep 16	$9,533	$9,907
Oct 16	$9,429	$9,907
Nov 16	$8,870	$9,451
Dec 16	$8,742	$9,467
Jan 17	$9,210	$9,975
Feb 17	$9,399	$10,308
Mar 17	$9,825	$10,570
Apr 17	$10,419	$10,786
May 17	$10,824	$11,073
Jun 17	$10,985	$11,181
Jul 17	$11,677	$11,812
Aug 17	$12,033	$12,071
Sep 17	$12,124	$12,030
Oct 17	$12,550	$12,452
Nov 17	$12,620	$12,502
Dec 17	$13,141	$12,953
Jan 18	$14,060	$13,989
Feb 18	$13,492	$13,353
Mar 18	$13,338	$13,115
Apr 18	$12,903	$13,063
May 18	$12,713	$12,625
Jun 18	$12,089	$12,064
Jul 18	$12,089	$12,315
Aug 18	$11,338	$11,991
Sep 18	$10,959	$11,889
Oct 18	$9,893	$10,829
Nov 18	$10,489	$11,291
Dec 18	$10,115	$11,004
Jan 19	$11,153	$11,927
Feb 19	$11,365	$11,968
Mar 19	$11,661	$12,070
Apr 19	$12,198	$12,299
May 19	$11,400	$11,437
Jun 19	$12,318	$12,121
Jul 19	$12,219	$11,969
Aug 19	$11,901	$11,384
Sep 19	$12,049	$11,602
Oct 19	$12,381	$12,087
Nov 19	$12,544	$12,064
Dec 19	$13,157	$12,946
Jan 20	$12,819	$12,352
Feb 20	$12,423	$11,677
Mar 20	$9,760	$9,787
Apr 20	$10,782	$10,727
May 20	$11,271	$10,826
Jun 20	$12,214	$11,640
Jul 20	$12,927	$12,683
Aug 20	$13,445	$12,988
Sep 20	$13,229	$12,779
Oct 20	$13,611	$13,009
Nov 20	$14,676	$14,273
Dec 20	$15,376	$15,328
Jan 21	$16,089	$15,749
Feb 21	$16,154	$15,955
Mar 21	$15,469	$15,765
Apr 21	$15,916	$16,219
May 21	$15,909	$16,598
Jun 21	$16,053	$16,669
Jul 21	$15,058	$15,654
Aug 21	$15,440	$16,035
Sep 21	$14,734	$15,437
Oct 21	$14,806	$15,574
Nov 21	$13,826	$14,961
Dec 21	$13,555	$15,285
Jan 22	$12,806	$14,947
Feb 22	$11,661	$14,509
Mar 22	$11,045	$14,269
Apr 22	$10,297	$13,485
May 22	$10,328	$13,508
Jun 22	$9,665	$12,543
Jul 22	$10,039	$12,559
Aug 22	$9,930	$12,645
Sep 22	$8,816	$11,190
Oct 22	$9,010	$10,888
Nov 22	$10,367	$12,422
Dec 22	$10,184	$12,254
Jan 23	$11,145	$13,190
Feb 23	$10,363	$12,396
Mar 23	$10,388	$12,737
Apr 23	$10,412	$12,623
May 23	$10,217	$12,458
Jun 23	$10,640	$12,943
Jul 23	$11,389	$13,754
Aug 23	$10,966	$12,998
Sep 23	$10,445	$12,668
Oct 23	$9,989	$12,159
Nov 23	$10,966	$13,160
Dec 23	$11,322	$13,684
Jan 24	$10,941	$13,105
Feb 24	$11,512	$13,690
Mar 24	$11,810	$13,980
Apr 24	$11,794	$14,074
May 24	$12,141	$14,156
Jun 24	$12,232	$14,698
Jul 24	$12,133	$14,734
Aug 24	$12,298	$14,976
Sep 24	$12,588	$15,909
Oct 24	$12,125	$15,210
Nov 24	$11,711	$14,693
Dec 24	$11,334	$14,654

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class Y	0.11%	(2.94)%	1.26%
MSCI Emerging Markets IMI Index (M1EFIM)	7.09%	2.51%	3.90%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$402,838,905
  Number of Portfolio Holdings72
  Portfolio Turnover Rate19%
  Advisory Fees Paid$3,162,831

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(2.2)%
Money Market Fund		1.2%
Consumer Staples		2.3%
Communication Services		3.9%
Energy		4.2%
Health Care		5.6%
Real Estate		7.7%
Industrials		12.2%
Information Technology		16.9%
Financials		22.0%
Consumer Discretionary		26.2%

Top Ten Holdings (% of Total Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
MercadoLibre, Inc.	5.6%
Prosus NV	5.0%
Reliance Industries Ltd.	4.2%
International Container Terminal Services, Inc.	3.2%
Bank of Georgia Group Plc	3.1%
Kaspi.kz JSC	2.8%
Phoenix Mills Ltd.	2.9%
MLP Saglik Hizmetleri AS	2.8%
Oberoi Realty Ltd.	2.4%

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2024:

Effective May 1, 2024, Ola El-Shawarby became Portfolio Manager of the Fund.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.544.4653

Emerging Markets Fund

Class Z    Ticker: EMRZX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Emerging Markets Fund (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Z	$92	0.92%

How did the Fund perform last year?

  Emerging markets equities had a positive return over the period, however headwinds including a stronger U.S. dollar, trade tension and uneven growth across emerging markets economies weighed on returns in the fourth quarter of the year.

  Relative to its benchmark, the MSCI Emerging Markets Investable Markets Index, the Fund underperformed due primarily to an overweight to Brazil and stock selection within India and China.

  From a country perspective, Brazil detracted the most from the Fund’s performance during the period, followed by South Korea and Egypt. Taiwan contributed the most to the Fund’s performance during the period, followed by Turkey and China.

  From a sector perspective, information technology contributed the most to the Fund’s performance during the period, followed by real estate and health care stocks. Industrials detracted the most from the Fund’s performance during the period, followed by consumer discretionary and consumer staples.

  The leading individual contributors to performance were Taiwan Semiconductor Manufacturing Co., Ltd., International Container Terminal Services, Inc. and MLP Saglik Hizmetleri AS.

  The leading individual detractors to performance were JSL SA, Samsung Electronics Co. Ltd. Pfd and Vamos Locacao de Caminhoes, Maquinas e Equipamentos SA.

How did the Fund perform since inception?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund since inception (9/16/2019).

Class Z
M1EFIM
$15,000
$10,000
$5,000
$0
Sep 19
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24
$12,340 - M1EFIM
$9,339 - Class Z

	Class Z	M1EFIM
Sep 19	$10,000	$10,000
Sep 19	$9,817	$9,770
Oct 19	$10,094	$10,178
Nov 19	$10,227	$10,158
Dec 19	$10,729	$10,902
Jan 20	$10,459	$10,401
Feb 20	$10,132	$9,833
Mar 20	$7,961	$8,241
Apr 20	$8,796	$9,033
May 20	$9,196	$9,116
Jun 20	$9,974	$9,801
Jul 20	$10,555	$10,680
Aug 20	$10,978	$10,937
Sep 20	$10,803	$10,761
Oct 20	$11,119	$10,955
Nov 20	$11,987	$12,019
Dec 20	$12,563	$12,907
Jan 21	$13,150	$13,262
Feb 21	$13,201	$13,435
Mar 21	$12,642	$13,276
Apr 21	$13,009	$13,657
May 21	$13,009	$13,977
Jun 21	$13,128	$14,036
Jul 21	$12,315	$13,182
Aug 21	$12,631	$13,503
Sep 21	$12,055	$12,999
Oct 21	$12,117	$13,114
Nov 21	$11,321	$12,598
Dec 21	$11,098	$12,871
Jan 22	$10,482	$12,586
Feb 22	$9,549	$12,218
Mar 22	$9,043	$12,016
Apr 22	$8,433	$11,356
May 22	$8,464	$11,375
Jun 22	$7,921	$10,562
Jul 22	$8,226	$10,576
Aug 22	$8,135	$10,648
Sep 22	$7,232	$9,423
Oct 22	$7,391	$9,168
Nov 22	$8,500	$10,460
Dec 22	$8,354	$10,318
Jan 23	$9,143	$11,107
Feb 23	$8,506	$10,438
Mar 23	$8,526	$10,725
Apr 23	$8,545	$10,629
May 23	$8,385	$10,490
Jun 23	$8,736	$10,899
Jul 23	$9,353	$11,582
Aug 23	$9,003	$10,945
Sep 23	$8,583	$10,667
Oct 23	$8,207	$10,239
Nov 23	$9,009	$11,082
Dec 23	$9,301	$11,523
Jan 24	$8,997	$11,035
Feb 24	$9,470	$11,528
Mar 24	$9,710	$11,773
Apr 24	$9,697	$11,852
May 24	$9,988	$11,920
Jun 24	$10,066	$12,377
Jul 24	$9,988	$12,407
Aug 24	$10,125	$12,611
Sep 24	$10,364	$13,397
Oct 24	$9,982	$12,808
Nov 24	$9,638	$12,373
Dec 24	$9,339	$12,340

Average Annual Total Returns

.	1 Year	5 Years	Life*
Class Z	0.40%	(2.74)%	(1.29)%
MSCI Emerging Markets IMI Index (M1EFIM)	7.09%	2.51%	4.05%

* Inception of Fund: 9/16/19

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$402,838,905
  Number of Portfolio Holdings72
  Portfolio Turnover Rate19%
  Advisory Fees Paid$3,162,831

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(2.2)%
Money Market Fund		1.2%
Consumer Staples		2.3%
Communication Services		3.9%
Energy		4.2%
Health Care		5.6%
Real Estate		7.7%
Industrials		12.2%
Information Technology		16.9%
Financials		22.0%
Consumer Discretionary		26.2%

Top Ten Holdings (% of Total Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
MercadoLibre, Inc.	5.6%
Prosus NV	5.0%
Reliance Industries Ltd.	4.2%
International Container Terminal Services, Inc.	3.2%
Bank of Georgia Group Plc	3.1%
Kaspi.kz JSC	2.8%
Phoenix Mills Ltd.	2.9%
MLP Saglik Hizmetleri AS	2.8%
Oberoi Realty Ltd.	2.4%

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2024:

Effective May 1, 2024, Ola El-Shawarby became Portfolio Manager of the Fund.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.544.4653

Global Resources Fund

Class A    Ticker: GHAAX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Global Resources Fund (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class A	$136	1.38%

How did the Fund perform last year?

  During the period, China’s weak recovery efforts, coupled with a more subdued global growth outlook and anticipation of higher tariffs from the incoming administration, weighed on commodities and resource equities, particularly in the final months of the year.

  On an absolute basis, the Fund’s exposure to Base & Industrial Metals companies was the largest detractor, as copper and steel prices were significantly impacted by the weaker-than-expected effects of China’s record stimulus measures and the potential for fewer rate cuts in the U.S. in 2025. Renewables & Alternatives also detracted, as the higher interest rate environment continued to weigh on borrowing and operational costs for emerging developers in the sector.

  The largest detractors on an individual security basis were diversified metals miner Glencore, residential solar provider Sunnova Energy and iron ore producer Vale.

  Collectively, the Fund’s largest contributors were positions in Oil & Gas, which benefited from relatively stable oil prices and ongoing capital discipline, as well as Gold & Precious Metals companies, which gained from margin expansion amid record-high gold prices.

  On an individual security basis, the largest contributors included chicken producer Pilgrim's Pride, integrated oil company PetroChina and gold major Kinross Gold.

  Relative to the benchmark, the S&P Global Natural Resources Index, the Fund outperformed due to strong security selection within Oil & Gas and Agriculture. Overweight positioning and security selection within Gold & Precious Metals also contributed positively.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

(Class A with sales charge)

This chart shows the value of a hypothetical $10,000 investment in the Fund over the past 10 years.

Class A
SPGNRUN
NDUEACWF
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$24,183 - NDUEACWF
$15,729 - SPGNRUN
$9,864 - Class A
Dec 14
Dec 15
Dec 16
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24

	Class A	NDUEACWF	SPGNRUN
Dec 14	$9,425	$10,000	$10,000
Jan 15	$9,074	$9,844	$9,736
Feb 15	$9,694	$10,392	$10,413
Mar 15	$9,503	$10,231	$9,726
Apr 15	$10,346	$10,528	$10,395
May 15	$9,769	$10,514	$10,226
Jun 15	$9,258	$10,266	$9,716
Jul 15	$8,075	$10,355	$9,027
Aug 15	$7,607	$9,646	$8,330
Sep 15	$6,737	$9,296	$7,517
Oct 15	$7,416	$10,026	$8,255
Nov 15	$7,096	$9,943	$7,954
Dec 15	$6,276	$9,764	$7,550
Jan 16	$6,044	$9,175	$7,012
Feb 16	$6,241	$9,112	$7,510
Mar 16	$6,977	$9,787	$8,238
Apr 16	$8,032	$9,931	$9,151
May 16	$7,730	$9,944	$8,616
Jun 16	$8,071	$9,884	$8,796
Jul 16	$8,305	$10,310	$9,186
Aug 16	$8,327	$10,344	$9,120
Sep 16	$8,685	$10,408	$9,312
Oct 16	$8,402	$10,231	$9,319
Nov 16	$9,323	$10,309	$9,644
Dec 16	$8,985	$10,531	$9,925
Jan 17	$9,324	$10,819	$10,368
Feb 17	$8,785	$11,123	$10,219
Mar 17	$8,670	$11,259	$10,200
Apr 17	$8,207	$11,434	$10,143
May 17	$7,798	$11,687	$10,092
Jun 17	$7,513	$11,740	$10,089
Jul 17	$7,983	$12,068	$10,683
Aug 17	$7,686	$12,114	$10,828
Sep 17	$8,142	$12,348	$11,161
Oct 17	$7,983	$12,605	$11,404
Nov 17	$8,108	$12,849	$11,458
Dec 17	$8,851	$13,056	$12,107
Jan 18	$9,031	$13,793	$12,741
Feb 18	$8,410	$13,213	$12,087
Mar 18	$8,363	$12,931	$11,891
Apr 18	$8,834	$13,054	$12,479
May 18	$8,865	$13,070	$12,654
Jun 18	$8,756	$13,000	$12,517
Jul 18	$8,646	$13,392	$12,646
Aug 18	$7,993	$13,497	$12,232
Sep 18	$8,207	$13,555	$12,663
Oct 18	$7,362	$12,540	$11,510
Nov 18	$6,923	$12,723	$11,093
Dec 18	$6,253	$11,827	$10,523
Jan 19	$6,987	$12,761	$11,536
Feb 19	$6,928	$13,102	$11,700
Mar 19	$7,089	$13,267	$11,809
Apr 19	$7,167	$13,715	$11,806
May 19	$6,375	$12,901	$10,886
Jun 19	$7,038	$13,746	$11,938
Jul 19	$6,731	$13,786	$11,642
Aug 19	$6,433	$13,459	$10,884
Sep 19	$6,421	$13,742	$11,200
Oct 19	$6,355	$14,119	$11,397
Nov 19	$6,355	$14,463	$11,569
Dec 19	$6,981	$14,973	$12,250
Jan 20	$6,322	$14,807	$11,316
Feb 20	$5,783	$13,611	$10,035
Mar 20	$4,187	$11,774	$8,209
Apr 20	$5,181	$13,035	$9,338
May 20	$5,387	$13,602	$9,672
Jun 20	$5,582	$14,036	$9,865
Jul 20	$6,278	$14,779	$10,204
Aug 20	$6,801	$15,683	$10,601
Sep 20	$6,715	$15,178	$10,058
Oct 20	$6,607	$14,809	$9,724
Nov 20	$7,507	$16,634	$11,427
Dec 20	$8,285	$17,406	$12,244
Jan 21	$8,507	$17,327	$12,288
Feb 21	$9,247	$17,729	$13,383
Mar 21	$9,172	$18,202	$13,664
Apr 21	$9,511	$18,998	$14,226
May 21	$9,850	$19,294	$14,979
Jun 21	$9,855	$19,548	$14,636
Jul 21	$9,400	$19,682	$14,583
Aug 21	$9,251	$20,175	$14,366
Sep 21	$9,167	$19,342	$14,212
Oct 21	$10,030	$20,329	$14,892
Nov 21	$9,593	$19,839	$14,216
Dec 21	$9,826	$20,633	$15,232
Jan 22	$9,731	$19,620	$15,811
Feb 22	$10,811	$19,113	$16,537
Mar 22	$11,954	$19,527	$17,758
Apr 22	$11,022	$17,964	$16,981
May 22	$11,829	$17,985	$17,770
Jun 22	$9,726	$16,469	$14,968
Jul 22	$10,448	$17,619	$15,494
Aug 22	$10,701	$16,970	$15,587
Sep 22	$9,711	$15,346	$14,259
Oct 22	$10,917	$16,272	$15,695
Nov 22	$11,470	$17,534	$17,224
Dec 22	$10,587	$16,844	$16,693
Jan 23	$11,206	$18,051	$17,948
Feb 23	$10,379	$17,534	$16,957
Mar 23	$10,258	$18,075	$16,760
Apr 23	$10,137	$18,334	$16,719
May 23	$9,282	$18,138	$15,133
Jun 23	$10,004	$19,191	$16,111
Jul 23	$10,787	$19,894	$17,349
Aug 23	$10,430	$19,338	$16,752
Sep 23	$10,243	$18,538	$16,683
Oct 23	$9,577	$17,981	$15,845
Nov 23	$9,783	$19,640	$16,623
Dec 23	$10,175	$20,584	$17,257
Jan 24	$9,407	$20,704	$16,337
Feb 24	$9,544	$21,593	$16,263
Mar 24	$10,443	$22,271	$17,602
Apr 24	$10,574	$21,536	$17,588
May 24	$11,074	$22,411	$18,064
Jun 24	$10,608	$22,910	$17,263
Jul 24	$10,861	$23,279	$17,501
Aug 24	$10,724	$23,870	$17,474
Sep 24	$10,743	$24,425	$17,852
Oct 24	$10,537	$23,877	$17,052
Nov 24	$10,750	$24,770	$16,924
Dec 24	$9,864	$24,183	$15,729

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class A Before Sales Charge	(3.05)%	7.16%	0.46%
Class A After Maximum Sales Charge	(8.62)%	5.90%	(0.14)%
S&P Global Natural Resources Index (SPGNRUN)	(8.85)%	5.13%	4.63%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$491,331,460
  Number of Portfolio Holdings68
  Portfolio Turnover Rate57%
  Advisory Fees Paid$5,062,215

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Oil & Gas
33.9%
Base & Industrial Metals
20.5%
Agriculture
15.6%
Gold & Precious Metals
12.3%
Renewables & Alternatives
8.1%
Paper & Forest
5.9%
Industrials & Utilities
2.8%
Other assets less liabilities
0.9%
0
5
10
15
20
25
30
35
40

Value	Value	Value
Other assets less liabilities		0.9%
Industrials & Utilities		2.8%
Paper & Forest		5.9%
Renewables & Alternatives		8.1%
Gold & Precious Metals		12.3%
Agriculture		15.6%
Base & Industrial Metals		20.5%
Oil & Gas		33.9%

Top Ten Holdings (% of Total Net Assets)

Exxon Mobil Corp.	4.8%
Shell Plc	4.8%
TotalEnergies SE	3.1%
Freeport-McMoRan, Inc.	3.0%
Glencore Plc	3.0%
JBS S/A	3.0%
Anglo American Plc	2.8%
Corteva, Inc.	2.7%
Chevron Corp.	2.5%
MasTec, Inc.	2.4%

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2024:

Effective July 1, 2024, Van Eck Associates Corporation, the investment adviser to the Fund (the “Adviser”) lowered the management fee for the Fund from 1.00% to 0.95% of the first $2.5 billion of average daily net assets of the Fund. As such, the Fund pays the Adviser a monthly fee at the annual rate of 0.95% of the first $2.5 billion of the Fund’s average daily net assets and 0.90% of the Fund’s average daily net assets in excess of $2.5 billion. This includes the fee paid to the Adviser for accounting and administrative services.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.544.4653

Global Resources Fund

Class C    Ticker: GHACX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Global Resources Fund (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class C	$216	2.20%

How did the Fund perform last year?

  During the period, China’s weak recovery efforts, coupled with a more subdued global growth outlook and anticipation of higher tariffs from the incoming administration, weighed on commodities and resource equities, particularly in the final months of the year.

  On an absolute basis, the Fund’s exposure to Base & Industrial Metals companies was the largest detractor, as copper and steel prices were significantly impacted by the weaker-than-expected effects of China’s record stimulus measures and the potential for fewer rate cuts in the U.S. in 2025. Renewables & Alternatives also detracted, as the higher interest rate environment continued to weigh on borrowing and operational costs for emerging developers in the sector.

  The largest detractors on an individual security basis were diversified metals miner Glencore, residential solar provider Sunnova Energy and iron ore producer Vale.

  Collectively, the Fund’s largest contributors were positions in Oil & Gas, which benefited from relatively stable oil prices and ongoing capital discipline, as well as Gold & Precious Metals companies, which gained from margin expansion amid record-high gold prices.

  On an individual security basis, the largest contributors included chicken producer Pilgrim's Pride, integrated oil company PetroChina and gold major Kinross Gold.

  Relative to the benchmark, the S&P Global Natural Resources Index, the Fund outperformed due to strong security selection within Oil & Gas and Agriculture. Overweight positioning and security selection within Gold & Precious Metals also contributed positively.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

(Class C with sales charge)

This chart shows the value of a hypothetical $10,000 investment in the Fund over the past 10 years.

Class C
SPGNRUN
NDUEACWF
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$24,183 - NDUEACWF
$15,729 - SPGNRUN
$9,660 - Class C
Dec 14
Dec 15
Dec 16
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24

	Class C	NDUEACWF	SPGNRUN
Dec 14	$10,000	$10,000	$10,000
Jan 15	$9,621	$9,844	$9,736
Feb 15	$10,274	$10,392	$10,413
Mar 15	$10,064	$10,231	$9,726
Apr 15	$10,950	$10,528	$10,395
May 15	$10,329	$10,514	$10,226
Jun 15	$9,784	$10,266	$9,716
Jul 15	$8,531	$10,355	$9,027
Aug 15	$8,033	$9,646	$8,330
Sep 15	$7,112	$9,296	$7,517
Oct 15	$7,826	$10,026	$8,255
Nov 15	$7,477	$9,943	$7,954
Dec 15	$6,604	$9,764	$7,550
Jan 16	$6,358	$9,175	$7,012
Feb 16	$6,560	$9,112	$7,510
Mar 16	$7,328	$9,787	$8,238
Apr 16	$8,430	$9,931	$9,151
May 16	$8,108	$9,944	$8,616
Jun 16	$8,462	$9,884	$8,796
Jul 16	$8,700	$10,310	$9,186
Aug 16	$8,720	$10,344	$9,120
Sep 16	$9,090	$10,408	$9,312
Oct 16	$8,788	$10,231	$9,319
Nov 16	$9,743	$10,309	$9,644
Dec 16	$9,383	$10,531	$9,925
Jan 17	$9,732	$10,819	$10,368
Feb 17	$9,163	$11,123	$10,219
Mar 17	$9,040	$11,259	$10,200
Apr 17	$8,550	$11,434	$10,143
May 17	$8,119	$11,687	$10,092
Jun 17	$7,817	$11,740	$10,089
Jul 17	$8,301	$12,068	$10,683
Aug 17	$7,984	$12,114	$10,828
Sep 17	$8,453	$12,348	$11,161
Oct 17	$8,286	$12,605	$11,404
Nov 17	$8,409	$12,849	$11,458
Dec 17	$9,172	$13,056	$12,107
Jan 18	$9,354	$13,793	$12,741
Feb 18	$8,703	$13,213	$12,087
Mar 18	$8,650	$12,931	$11,891
Apr 18	$9,131	$13,054	$12,479
May 18	$9,154	$13,070	$12,654
Jun 18	$9,037	$13,000	$12,517
Jul 18	$8,917	$13,392	$12,646
Aug 18	$8,236	$13,497	$12,232
Sep 18	$8,453	$13,555	$12,663
Oct 18	$7,580	$12,540	$11,510
Nov 18	$7,122	$12,723	$11,093
Dec 18	$6,430	$11,827	$10,523
Jan 19	$7,178	$12,761	$11,536
Feb 19	$7,113	$13,102	$11,700
Mar 19	$7,272	$13,267	$11,809
Apr 19	$7,348	$13,715	$11,806
May 19	$6,530	$12,901	$10,886
Jun 19	$7,204	$13,746	$11,938
Jul 19	$6,888	$13,786	$11,642
Aug 19	$6,577	$13,459	$10,884
Sep 19	$6,562	$13,742	$11,200
Oct 19	$6,489	$14,119	$11,397
Nov 19	$6,486	$14,463	$11,569
Dec 19	$7,116	$14,973	$12,250
Jan 20	$6,442	$14,807	$11,316
Feb 20	$5,888	$13,611	$10,035
Mar 20	$4,260	$11,774	$8,209
Apr 20	$5,269	$13,035	$9,338
May 20	$5,474	$13,602	$9,672
Jun 20	$5,668	$14,036	$9,865
Jul 20	$6,372	$14,779	$10,204
Aug 20	$6,896	$15,683	$10,601
Sep 20	$6,806	$15,178	$10,058
Oct 20	$6,691	$14,809	$9,724
Nov 20	$7,597	$16,634	$11,427
Dec 20	$8,377	$17,406	$12,244
Jan 21	$8,597	$17,327	$12,288
Feb 21	$9,339	$17,729	$13,383
Mar 21	$9,257	$18,202	$13,664
Apr 21	$9,591	$18,998	$14,226
May 21	$9,928	$19,294	$14,979
Jun 21	$9,925	$19,548	$14,636
Jul 21	$9,459	$19,682	$14,583
Aug 21	$9,304	$20,175	$14,366
Sep 21	$9,216	$19,342	$14,212
Oct 21	$10,075	$20,329	$14,892
Nov 21	$9,629	$19,839	$14,216
Dec 21	$9,858	$20,633	$15,232
Jan 22	$9,754	$19,620	$15,811
Feb 22	$10,829	$19,113	$16,537
Mar 22	$11,970	$19,527	$17,758
Apr 22	$11,028	$17,964	$16,981
May 22	$11,828	$17,985	$17,770
Jun 22	$9,716	$16,469	$14,968
Jul 22	$10,432	$17,619	$15,494
Aug 22	$10,678	$16,970	$15,587
Sep 22	$9,683	$15,346	$14,259
Oct 22	$10,880	$16,272	$15,695
Nov 22	$11,425	$17,534	$17,224
Dec 22	$10,536	$16,844	$16,693
Jan 23	$11,144	$18,051	$17,948
Feb 23	$10,315	$17,534	$16,957
Mar 23	$10,188	$18,075	$16,760
Apr 23	$10,061	$18,334	$16,719
May 23	$9,207	$18,138	$15,133
Jun 23	$9,915	$19,191	$16,111
Jul 23	$10,684	$19,894	$17,349
Aug 23	$10,324	$19,338	$16,752
Sep 23	$10,130	$18,538	$16,683
Oct 23	$9,467	$17,981	$15,845
Nov 23	$9,664	$19,640	$16,623
Dec 23	$10,044	$20,584	$17,257
Jan 24	$9,280	$20,704	$16,337
Feb 24	$9,409	$21,593	$16,263
Mar 24	$10,288	$22,271	$17,602
Apr 24	$10,411	$21,536	$17,588
May 24	$10,895	$22,411	$18,064
Jun 24	$10,429	$22,910	$17,263
Jul 24	$10,670	$23,279	$17,501
Aug 24	$10,528	$23,870	$17,474
Sep 24	$10,540	$24,425	$17,852
Oct 24	$10,331	$23,877	$17,052
Nov 24	$10,534	$24,770	$16,924
Dec 24	$9,660	$24,183	$15,729

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class C Before Sales Charge	(3.83)%	6.30%	(0.35)%
Class C After Maximum Sales Charge	(4.77)%	6.30%	(0.35)%
S&P Global Natural Resources Index (SPGNRUN)	(8.85)%	5.13%	4.63%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$491,331,460
  Number of Portfolio Holdings68
  Portfolio Turnover Rate57%
  Advisory Fees Paid$5,062,215

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.9%
Industrials & Utilities		2.8%
Paper & Forest		5.9%
Renewables & Alternatives		8.1%
Gold & Precious Metals		12.3%
Agriculture		15.6%
Base & Industrial Metals		20.5%
Oil & Gas		33.9%

Top Ten Holdings (% of Total Net Assets)

Exxon Mobil Corp.	4.8%
Shell Plc	4.8%
TotalEnergies SE	3.1%
Freeport-McMoRan, Inc.	3.0%
Glencore Plc	3.0%
JBS S/A	3.0%
Anglo American Plc	2.8%
Corteva, Inc.	2.7%
Chevron Corp.	2.5%
MasTec, Inc.	2.4%

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2024:

Effective July 1, 2024, Van Eck Associates Corporation, the investment adviser to the Fund (the “Adviser”) lowered the management fee for the Fund from 1.00% to 0.95% of the first $2.5 billion of average daily net assets of the Fund. As such, the Fund pays the Adviser a monthly fee at the annual rate of 0.95% of the first $2.5 billion of the Fund’s average daily net assets and 0.90% of the Fund’s average daily net assets in excess of $2.5 billion. This includes the fee paid to the Adviser for accounting and administrative services.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.544.4653

Global Resources Fund

Class I    Ticker: GHAIX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Global Resources Fund (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$94	0.95%

How did the Fund perform last year?

  During the period, China’s weak recovery efforts, coupled with a more subdued global growth outlook and anticipation of higher tariffs from the incoming administration, weighed on commodities and resource equities, particularly in the final months of the year.

  On an absolute basis, the Fund’s exposure to Base & Industrial Metals companies was the largest detractor, as copper and steel prices were significantly impacted by the weaker-than-expected effects of China’s record stimulus measures and the potential for fewer rate cuts in the U.S. in 2025. Renewables & Alternatives also detracted, as the higher interest rate environment continued to weigh on borrowing and operational costs for emerging developers in the sector.

  The largest detractors on an individual security basis were diversified metals miner Glencore, residential solar provider Sunnova Energy and iron ore producer Vale.

  Collectively, the Fund’s largest contributors were positions in Oil & Gas, which benefited from relatively stable oil prices and ongoing capital discipline, as well as Gold & Precious Metals companies, which gained from margin expansion amid record-high gold prices.

  On an individual security basis, the largest contributors included chicken producer Pilgrim's Pride, integrated oil company PetroChina and gold major Kinross Gold.

  Relative to the benchmark, the S&P Global Natural Resources Index, the Fund outperformed due to strong security selection within Oil & Gas and Agriculture. Overweight positioning and security selection within Gold & Precious Metals also contributed positively.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund over the past 10 years.

Class I
SPGNRUN
NDUEACWF
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$24,183 - NDUEACWF
$15,729 - SPGNRUN
$10,915 - Class I
Dec 14
Dec 15
Dec 16
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24

	Class I	NDUEACWF	SPGNRUN
Dec 14	$10,000	$10,000	$10,000
Jan 15	$9,630	$9,844	$9,736
Feb 15	$10,295	$10,392	$10,413
Mar 15	$10,094	$10,231	$9,726
Apr 15	$10,992	$10,528	$10,395
May 15	$10,382	$10,514	$10,226
Jun 15	$9,844	$10,266	$9,716
Jul 15	$8,588	$10,355	$9,027
Aug 15	$8,092	$9,646	$8,330
Sep 15	$7,169	$9,296	$7,517
Oct 15	$7,891	$10,026	$8,255
Nov 15	$7,554	$9,943	$7,954
Dec 15	$6,682	$9,764	$7,550
Jan 16	$6,440	$9,175	$7,012
Feb 16	$6,652	$9,112	$7,510
Mar 16	$7,437	$9,787	$8,238
Apr 16	$8,564	$9,931	$9,151
May 16	$8,245	$9,944	$8,616
Jun 16	$8,612	$9,884	$8,796
Jul 16	$8,866	$10,310	$9,186
Aug 16	$8,891	$10,344	$9,120
Sep 16	$9,277	$10,408	$9,312
Oct 16	$8,976	$10,231	$9,319
Nov 16	$9,963	$10,309	$9,644
Dec 16	$9,604	$10,531	$9,925
Jan 17	$9,971	$10,819	$10,368
Feb 17	$9,397	$11,123	$10,219
Mar 17	$9,280	$11,259	$10,200
Apr 17	$8,786	$11,434	$10,143
May 17	$8,350	$11,687	$10,092
Jun 17	$8,048	$11,740	$10,089
Jul 17	$8,557	$12,068	$10,683
Aug 17	$8,238	$12,114	$10,828
Sep 17	$8,731	$12,348	$11,161
Oct 17	$8,564	$12,605	$11,404
Nov 17	$8,701	$12,849	$11,458
Dec 17	$9,502	$13,056	$12,107
Jan 18	$9,701	$13,793	$12,741
Feb 18	$9,036	$13,213	$12,087
Mar 18	$8,988	$12,931	$11,891
Apr 18	$9,499	$13,054	$12,479
May 18	$9,534	$13,070	$12,654
Jun 18	$9,420	$13,000	$12,517
Jul 18	$9,307	$13,392	$12,646
Aug 18	$8,607	$13,497	$12,232
Sep 18	$8,841	$13,555	$12,663
Oct 18	$7,933	$12,540	$11,510
Nov 18	$7,462	$12,723	$11,093
Dec 18	$6,743	$11,827	$10,523
Jan 19	$7,536	$12,761	$11,536
Feb 19	$7,476	$13,102	$11,700
Mar 19	$7,652	$13,267	$11,809
Apr 19	$7,739	$13,715	$11,806
May 19	$6,886	$12,901	$10,886
Jun 19	$7,604	$13,746	$11,938
Jul 19	$7,276	$13,786	$11,642
Aug 19	$6,956	$13,459	$10,884
Sep 19	$6,946	$13,742	$11,200
Oct 19	$6,878	$14,119	$11,397
Nov 19	$6,881	$14,463	$11,569
Dec 19	$7,556	$14,973	$12,250
Jan 20	$6,847	$14,807	$11,316
Feb 20	$6,265	$13,611	$10,035
Mar 20	$4,540	$11,774	$8,209
Apr 20	$5,618	$13,035	$9,338
May 20	$5,844	$13,602	$9,672
Jun 20	$6,057	$14,036	$9,865
Jul 20	$6,814	$14,779	$10,204
Aug 20	$7,386	$15,683	$10,601
Sep 20	$7,294	$15,178	$10,058
Oct 20	$7,180	$14,809	$9,724
Nov 20	$8,161	$16,634	$11,427
Dec 20	$9,009	$17,406	$12,244
Jan 21	$9,255	$17,327	$12,288
Feb 21	$10,063	$17,729	$13,383
Mar 21	$9,983	$18,202	$13,664
Apr 21	$10,357	$18,998	$14,226
May 21	$10,729	$19,294	$14,979
Jun 21	$10,739	$19,548	$14,636
Jul 21	$10,247	$19,682	$14,583
Aug 21	$10,088	$20,175	$14,366
Sep 21	$10,001	$19,342	$14,212
Oct 21	$10,944	$20,329	$14,892
Nov 21	$10,473	$19,839	$14,216
Dec 21	$10,732	$20,633	$15,232
Jan 22	$10,630	$19,620	$15,811
Feb 22	$11,814	$19,113	$16,537
Mar 22	$13,070	$19,527	$17,758
Apr 22	$12,054	$17,964	$16,981
May 22	$12,943	$17,985	$17,770
Jun 22	$10,643	$16,469	$14,968
Jul 22	$11,439	$17,619	$15,494
Aug 22	$11,720	$16,970	$15,587
Sep 22	$10,638	$15,346	$14,259
Oct 22	$11,968	$16,272	$15,695
Nov 22	$12,578	$17,534	$17,224
Dec 22	$11,611	$16,844	$16,693
Jan 23	$12,295	$18,051	$17,948
Feb 23	$11,392	$17,534	$16,957
Mar 23	$11,266	$18,075	$16,760
Apr 23	$11,134	$18,334	$16,719
May 23	$10,199	$18,138	$15,133
Jun 23	$10,998	$19,191	$16,111
Jul 23	$11,861	$19,894	$17,349
Aug 23	$11,475	$19,338	$16,752
Sep 23	$11,271	$18,538	$16,683
Oct 23	$10,542	$17,981	$15,845
Nov 23	$10,773	$19,640	$16,623
Dec 23	$11,209	$20,584	$17,257
Jan 24	$10,366	$20,704	$16,337
Feb 24	$10,521	$21,593	$16,263
Mar 24	$11,517	$22,271	$17,602
Apr 24	$11,666	$21,536	$17,588
May 24	$12,222	$22,411	$18,064
Jun 24	$11,712	$22,910	$17,263
Jul 24	$11,993	$23,279	$17,501
Aug 24	$11,850	$23,870	$17,474
Sep 24	$11,875	$24,425	$17,852
Oct 24	$11,649	$23,877	$17,052
Nov 24	$11,889	$24,770	$16,924
Dec 24	$10,915	$24,183	$15,729

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class I	(2.62)%	7.63%	0.88%
S&P Global Natural Resources Index (SPGNRUN)	(8.85)%	5.13%	4.63%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$491,331,460
  Number of Portfolio Holdings68
  Portfolio Turnover Rate57%
  Advisory Fees Paid$5,062,215

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.9%
Industrials & Utilities		2.8%
Paper & Forest		5.9%
Renewables & Alternatives		8.1%
Gold & Precious Metals		12.3%
Agriculture		15.6%
Base & Industrial Metals		20.5%
Oil & Gas		33.9%

Top Ten Holdings (% of Total Net Assets)

Exxon Mobil Corp.	4.8%
Shell Plc	4.8%
TotalEnergies SE	3.1%
Freeport-McMoRan, Inc.	3.0%
Glencore Plc	3.0%
JBS S/A	3.0%
Anglo American Plc	2.8%
Corteva, Inc.	2.7%
Chevron Corp.	2.5%
MasTec, Inc.	2.4%

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2024:

Effective July 1, 2024, Van Eck Associates Corporation, the investment adviser to the Fund (the “Adviser”) lowered the management fee for the Fund from 1.00% to 0.95% of the first $2.5 billion of average daily net assets of the Fund. As such, the Fund pays the Adviser a monthly fee at the annual rate of 0.95% of the first $2.5 billion of the Fund’s average daily net assets and 0.90% of the Fund’s average daily net assets in excess of $2.5 billion. This includes the fee paid to the Adviser for accounting and administrative services.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.544.4653

Global Resources Fund

Class Y    Ticker: GHAYX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Global Resources Fund (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Y	$112	1.13%

How did the Fund perform last year?

  During the period, China’s weak recovery efforts, coupled with a more subdued global growth outlook and anticipation of higher tariffs from the incoming administration, weighed on commodities and resource equities, particularly in the final months of the year.

  On an absolute basis, the Fund’s exposure to Base & Industrial Metals companies was the largest detractor, as copper and steel prices were significantly impacted by the weaker-than-expected effects of China’s record stimulus measures and the potential for fewer rate cuts in the U.S. in 2025. Renewables & Alternatives also detracted, as the higher interest rate environment continued to weigh on borrowing and operational costs for emerging developers in the sector.

  The largest detractors on an individual security basis were diversified metals miner Glencore, residential solar provider Sunnova Energy and iron ore producer Vale.

  Collectively, the Fund’s largest contributors were positions in Oil & Gas, which benefited from relatively stable oil prices and ongoing capital discipline, as well as Gold & Precious Metals companies, which gained from margin expansion amid record-high gold prices.

  On an individual security basis, the largest contributors included chicken producer Pilgrim's Pride, integrated oil company PetroChina and gold major Kinross Gold.

  Relative to the benchmark, the S&P Global Natural Resources Index, the Fund outperformed due to strong security selection within Oil & Gas and Agriculture. Overweight positioning and security selection within Gold & Precious Metals also contributed positively.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund over the past 10 years.

Class Y
SPGNRUN
NDUEACWF
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$24,183 - NDUEACWF
$15,729 - SPGNRUN
$10,730 - Class Y
Dec 14
Dec 15
Dec 16
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24

	Class Y	NDUEACWF	SPGNRUN
Dec 14	$10,000	$10,000	$10,000
Jan 15	$9,631	$9,844	$9,736
Feb 15	$10,292	$10,392	$10,413
Mar 15	$10,092	$10,231	$9,726
Apr 15	$10,989	$10,528	$10,395
May 15	$10,376	$10,514	$10,226
Jun 15	$9,837	$10,266	$9,716
Jul 15	$8,581	$10,355	$9,027
Aug 15	$8,085	$9,646	$8,330
Sep 15	$7,162	$9,296	$7,517
Oct 15	$7,885	$10,026	$8,255
Nov 15	$7,546	$9,943	$7,954
Dec 15	$6,673	$9,764	$7,550
Jan 16	$6,430	$9,175	$7,012
Feb 16	$6,640	$9,112	$7,510
Mar 16	$7,424	$9,787	$8,238
Apr 16	$8,549	$9,931	$9,151
May 16	$8,229	$9,944	$8,616
Jun 16	$8,595	$9,884	$8,796
Jul 16	$8,845	$10,310	$9,186
Aug 16	$8,871	$10,344	$9,120
Sep 16	$9,254	$10,408	$9,312
Oct 16	$8,955	$10,231	$9,319
Nov 16	$9,939	$10,309	$9,644
Dec 16	$9,579	$10,531	$9,925
Jan 17	$9,945	$10,819	$10,368
Feb 17	$9,369	$11,123	$10,219
Mar 17	$9,252	$11,259	$10,200
Apr 17	$8,758	$11,434	$10,143
May 17	$8,324	$11,687	$10,092
Jun 17	$8,022	$11,740	$10,089
Jul 17	$8,526	$12,068	$10,683
Aug 17	$8,209	$12,114	$10,828
Sep 17	$8,697	$12,348	$11,161
Oct 17	$8,531	$12,605	$11,404
Nov 17	$8,664	$12,849	$11,458
Dec 17	$9,461	$13,056	$12,107
Jan 18	$9,656	$13,793	$12,741
Feb 18	$8,994	$13,213	$12,087
Mar 18	$8,945	$12,931	$11,891
Apr 18	$9,451	$13,054	$12,479
May 18	$9,484	$13,070	$12,654
Jun 18	$9,369	$13,000	$12,517
Jul 18	$9,254	$13,392	$12,646
Aug 18	$8,556	$13,497	$12,232
Sep 18	$8,789	$13,555	$12,663
Oct 18	$7,887	$12,540	$11,510
Nov 18	$7,416	$12,723	$11,093
Dec 18	$6,701	$11,827	$10,523
Jan 19	$7,489	$12,761	$11,536
Feb 19	$7,425	$13,102	$11,700
Mar 19	$7,599	$13,267	$11,809
Apr 19	$7,686	$13,715	$11,806
May 19	$6,837	$12,901	$10,886
Jun 19	$7,551	$13,746	$11,938
Jul 19	$7,223	$13,786	$11,642
Aug 19	$6,903	$13,459	$10,884
Sep 19	$6,893	$13,742	$11,200
Oct 19	$6,824	$14,119	$11,397
Nov 19	$6,824	$14,463	$11,569
Dec 19	$7,497	$14,973	$12,250
Jan 20	$6,792	$14,807	$11,316
Feb 20	$6,214	$13,611	$10,035
Mar 20	$4,501	$11,774	$8,209
Apr 20	$5,569	$13,035	$9,338
May 20	$5,792	$13,602	$9,672
Jun 20	$6,002	$14,036	$9,865
Jul 20	$6,753	$14,779	$10,204
Aug 20	$7,318	$15,683	$10,601
Sep 20	$7,228	$15,178	$10,058
Oct 20	$7,111	$14,809	$9,724
Nov 20	$8,083	$16,634	$11,427
Dec 20	$8,921	$17,406	$12,244
Jan 21	$9,161	$17,327	$12,288
Feb 21	$9,960	$17,729	$13,383
Mar 21	$9,882	$18,202	$13,664
Apr 21	$10,247	$18,998	$14,226
May 21	$10,615	$19,294	$14,979
Jun 21	$10,626	$19,548	$14,636
Jul 21	$10,135	$19,682	$14,583
Aug 21	$9,978	$20,175	$14,366
Sep 21	$9,890	$19,342	$14,212
Oct 21	$10,822	$20,329	$14,892
Nov 21	$10,352	$19,839	$14,216
Dec 21	$10,609	$20,633	$15,232
Jan 22	$10,505	$19,620	$15,811
Feb 22	$11,675	$19,113	$16,537
Mar 22	$12,913	$19,527	$17,758
Apr 22	$11,908	$17,964	$16,981
May 22	$12,783	$17,985	$17,770
Jun 22	$10,510	$16,469	$14,968
Jul 22	$11,295	$17,619	$15,494
Aug 22	$11,571	$16,970	$15,587
Sep 22	$10,502	$15,346	$14,259
Oct 22	$11,810	$16,272	$15,695
Nov 22	$12,412	$17,534	$17,224
Dec 22	$11,457	$16,844	$16,693
Jan 23	$12,129	$18,051	$17,948
Feb 23	$11,239	$17,534	$16,957
Mar 23	$11,108	$18,075	$16,760
Apr 23	$10,977	$18,334	$16,719
May 23	$10,056	$18,138	$15,133
Jun 23	$10,841	$19,191	$16,111
Jul 23	$11,691	$19,894	$17,349
Aug 23	$11,307	$19,338	$16,752
Sep 23	$11,105	$18,538	$16,683
Oct 23	$10,386	$17,981	$15,845
Nov 23	$10,612	$19,640	$16,623
Dec 23	$11,040	$20,584	$17,257
Jan 24	$10,208	$20,704	$16,337
Feb 24	$10,359	$21,593	$16,263
Mar 24	$11,336	$22,271	$17,602
Apr 24	$11,482	$21,536	$17,588
May 24	$12,026	$22,411	$18,064
Jun 24	$11,524	$22,910	$17,263
Jul 24	$11,800	$23,279	$17,501
Aug 24	$11,655	$23,870	$17,474
Sep 24	$11,677	$24,425	$17,852
Oct 24	$11,454	$23,877	$17,052
Nov 24	$11,688	$24,770	$16,924
Dec 24	$10,730	$24,183	$15,729

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class Y	(2.81)%	7.43%	0.71%
S&P Global Natural Resources Index (SPGNRUN)	(8.85)%	5.13%	4.63%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$491,331,460
  Number of Portfolio Holdings68
  Portfolio Turnover Rate57%
  Advisory Fees Paid$5,062,215

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.9%
Industrials & Utilities		2.8%
Paper & Forest		5.9%
Renewables & Alternatives		8.1%
Gold & Precious Metals		12.3%
Agriculture		15.6%
Base & Industrial Metals		20.5%
Oil & Gas		33.9%

Top Ten Holdings (% of Total Net Assets)

Exxon Mobil Corp.	4.8%
Shell Plc	4.8%
TotalEnergies SE	3.1%
Freeport-McMoRan, Inc.	3.0%
Glencore Plc	3.0%
JBS S/A	3.0%
Anglo American Plc	2.8%
Corteva, Inc.	2.7%
Chevron Corp.	2.5%
MasTec, Inc.	2.4%

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2024:

Effective July 1, 2024, Van Eck Associates Corporation, the investment adviser to the Fund (the “Adviser”) lowered the management fee for the Fund from 1.00% to 0.95% of the first $2.5 billion of average daily net assets of the Fund. As such, the Fund pays the Adviser a monthly fee at the annual rate of 0.95% of the first $2.5 billion of the Fund’s average daily net assets and 0.90% of the Fund’s average daily net assets in excess of $2.5 billion. This includes the fee paid to the Adviser for accounting and administrative services.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.544.4653

International Investors Gold Fund

Class A    Ticker: INIVX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the International Investors Gold Fund (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class A	$152	1.42%

How did the Fund perform last year?

  During the period, gold prices reached all-time highs, driven by strong central bank buying, economic uncertainty and elevated geopolitical risks.

  Although gold mining stocks collectively underperformed the metal stocks during the year, they still benefited significantly from expanded margins and attractive valuations.

  On an absolute basis, the Fund’s exposure to senior and major gold miners was the top contributor. Among senior and major miners, Agnico Eagle Mines and Kinross Gold were the strongest performers, benefiting from their low-cost, low-risk operating environments and consistently meeting or exceeding earnings expectations throughout the year.

  While the Fund’s junior and mid-tier miner positions were collectively additive for the year, two notable detractors were Bellevue Gold and Endeavour Mining. Junior miner Bellevue Gold faced delays in developing its first mine, while mid-tier miner Endeavour Mining grappled with unexpected management issues, missed growth targets and heightened concerns about geopolitical risks.

  Relative to the benchmark, the NYSE Arca Gold Miners Index, the Fund’s security selection within mid-tier miners was the largest contributor to outperformance. While security selection within junior developers was strong, the Fund’s overweight position in this segment detracted.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

(Class A with sales charge)

This chart shows the value of a hypothetical $10,000 investment in the Fund over the past 10 years.

Class A
GDMNTR
NDUEACWF
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Dec 14
Dec 15
Dec 16
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24
$24,183 - NDUEACWF
$20,969 - GDMNTR
$18,741 - Class A

	Class A	NDUEACWF	GDMNTR
Dec 14	$9,425	$10,000	$10,000
Jan 15	$10,627	$9,844	$12,035
Feb 15	$10,238	$10,392	$11,529
Mar 15	$8,918	$10,231	$9,936
Apr 15	$9,767	$10,528	$10,957
May 15	$9,778	$10,514	$10,641
Jun 15	$8,989	$10,266	$9,643
Jul 15	$7,245	$10,355	$7,478
Aug 15	$7,481	$9,646	$7,632
Sep 15	$7,151	$9,296	$7,457
Oct 15	$7,681	$10,026	$8,145
Nov 15	$7,022	$9,943	$7,452
Dec 15	$7,104	$9,764	$7,518
Jan 16	$6,904	$9,175	$7,768
Feb 16	$8,989	$9,112	$10,570
Mar 16	$9,672	$9,787	$10,991
Apr 16	$12,912	$9,931	$14,077
May 16	$11,534	$9,944	$12,397
Jun 16	$14,208	$9,884	$15,215
Jul 16	$15,669	$10,310	$16,746
Aug 16	$13,301	$10,344	$14,015
Sep 16	$14,079	$10,408	$14,542
Oct 16	$13,065	$10,231	$13,479
Nov 16	$10,803	$10,309	$11,469
Dec 16	$10,878	$10,531	$11,595
Jan 17	$12,569	$10,819	$13,182
Feb 17	$12,077	$11,123	$12,664
Mar 17	$12,089	$11,259	$12,580
Apr 17	$11,610	$11,434	$12,334
May 17	$11,799	$11,687	$12,566
Jun 17	$11,988	$11,740	$12,205
Jul 17	$12,077	$12,068	$12,639
Aug 17	$12,897	$12,114	$13,628
Sep 17	$12,077	$12,348	$12,732
Oct 17	$11,458	$12,605	$12,468
Nov 17	$11,433	$12,849	$12,436
Dec 17	$12,295	$13,056	$13,003
Jan 18	$12,400	$13,793	$13,257
Feb 18	$11,273	$13,213	$11,941
Mar 18	$11,509	$12,931	$12,276
Apr 18	$11,666	$13,054	$12,483
May 18	$11,692	$13,070	$12,501
Jun 18	$11,600	$13,000	$12,468
Jul 18	$11,142	$13,392	$11,918
Aug 18	$9,791	$13,497	$10,421
Sep 18	$9,582	$13,555	$10,390
Oct 18	$9,451	$12,540	$10,591
Nov 18	$9,241	$12,723	$10,720
Dec 18	$10,329	$11,827	$11,875
Jan 19	$11,153	$12,761	$12,763
Feb 19	$11,180	$13,102	$12,558
Mar 19	$10,910	$13,267	$12,652
Apr 19	$10,208	$13,715	$11,787
May 19	$10,694	$12,901	$12,149
Jun 19	$12,597	$13,746	$14,466
Jul 19	$13,178	$13,786	$15,127
Aug 19	$14,515	$13,459	$16,881
Sep 19	$13,029	$13,742	$15,191
Oct 19	$13,475	$14,119	$15,848
Nov 19	$12,732	$14,463	$15,299
Dec 19	$14,257	$14,973	$16,731
Jan 20	$14,299	$14,807	$16,491
Feb 20	$12,924	$13,611	$15,150
Mar 20	$11,071	$11,774	$13,383
Apr 20	$15,814	$13,035	$18,554
May 20	$17,316	$13,602	$19,597
Jun 20	$19,238	$14,036	$20,848
Jul 20	$22,367	$14,779	$24,528
Aug 20	$22,213	$15,683	$24,125
Sep 20	$21,076	$15,178	$22,369
Oct 20	$20,136	$14,809	$21,430
Nov 20	$18,873	$16,634	$19,790
Dec 20	$20,158	$17,406	$20,694
Jan 21	$18,712	$17,327	$19,904
Feb 21	$16,494	$17,729	$17,990
Mar 21	$16,762	$18,202	$18,615
Apr 21	$18,067	$18,998	$19,778
May 21	$20,536	$19,294	$22,608
Jun 21	$17,847	$19,548	$19,536
Jul 21	$18,240	$19,682	$20,138
Aug 21	$17,234	$20,175	$18,798
Sep 21	$15,708	$19,342	$16,960
Oct 21	$17,045	$20,329	$18,296
Nov 21	$16,982	$19,839	$18,355
Dec 21	$17,276	$20,633	$18,754
Jan 22	$16,136	$19,620	$17,692
Feb 22	$17,812	$19,113	$20,206
Mar 22	$19,504	$19,527	$22,503
Apr 22	$17,778	$17,964	$20,662
May 22	$16,086	$17,985	$18,731
Jun 22	$13,924	$16,469	$16,146
Jul 22	$13,757	$17,619	$15,398
Aug 22	$12,651	$16,970	$14,045
Sep 22	$12,534	$15,346	$14,106
Oct 22	$12,332	$16,272	$14,236
Nov 22	$14,712	$17,534	$16,946
Dec 22	$14,896	$16,844	$17,136
Jan 23	$16,471	$18,051	$19,087
Feb 23	$14,293	$17,534	$16,360
Mar 23	$16,438	$18,075	$19,416
Apr 23	$17,158	$18,334	$20,122
May 23	$15,985	$18,138	$18,400
Jun 23	$15,633	$19,191	$17,945
Jul 23	$16,103	$19,894	$18,759
Aug 23	$15,416	$19,338	$17,590
Sep 23	$13,891	$18,538	$16,160
Oct 23	$14,477	$17,981	$16,833
Nov 23	$16,287	$19,640	$18,734
Dec 23	$16,338	$20,584	$18,953
Jan 24	$14,895	$20,704	$17,090
Feb 24	$13,973	$21,593	$16,047
Mar 24	$16,572	$22,271	$19,194
Apr 24	$17,160	$21,536	$20,367
May 24	$18,401	$22,411	$21,586
Jun 24	$17,629	$22,910	$20,786
Jul 24	$19,307	$23,279	$23,054
Aug 24	$19,726	$23,870	$23,617
Sep 24	$20,565	$24,425	$24,342
Oct 24	$21,722	$23,877	$24,688
Nov 24	$20,246	$24,770	$22,937
Dec 24	$18,741	$24,183	$20,969

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class A Before Sales Charge	14.71%	5.62%	7.12%
Class A After Maximum Sales Charge	8.11%	4.38%	6.48%
NYSE Arca Gold Miners Index (GDMNTR)	10.64%	4.62%	7.69%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$659,984,956
  Number of Portfolio Holdings46
  Portfolio Turnover Rate39%
  Advisory Fees Paid$4,934,544

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Gold
89.9%
Silver
7.0%
Copper
1.3%
Money Market Fund
1.1%
Other Investments
1.0%
Liabilities in excess of other assets
(0.3)%
-20
0
20
40
60
80
100

Value	Value	Value
Liabilities in excess of other assets		(0.3)%
Other Investments		1.0%
Money Market Fund		1.1%
Copper		1.3%
Silver		7.0%
Gold		89.9%

Top Ten Holdings (% of Total Net Assets)

Alamos Gold, Inc.	7.2%
Agnico Eagle Mines Ltd.	6.8%
Kinross Gold Corp.	5.6%
G Mining Ventures Corp.	5.0%
SPDR Gold MiniShares Trust	4.8%
Pan American Silver Corp.	4.7%
Osisko Gold Royalties Ltd.	4.7%
Wheaton Precious Metals Corp.	4.1%
Newmont Corp.	4.1%
Lundin Gold, Inc.	3.6%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.544.4653

International Investors Gold Fund

Class C    Ticker: IIGCX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the International Investors Gold Fund (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class C	$235	2.20%

How did the Fund perform last year?

  During the period, gold prices reached all-time highs, driven by strong central bank buying, economic uncertainty and elevated geopolitical risks.

  Although gold mining stocks collectively underperformed the metal stocks during the year, they still benefited significantly from expanded margins and attractive valuations.

  On an absolute basis, the Fund’s exposure to senior and major gold miners was the top contributor. Among senior and major miners, Agnico Eagle Mines and Kinross Gold were the strongest performers, benefiting from their low-cost, low-risk operating environments and consistently meeting or exceeding earnings expectations throughout the year.

  While the Fund’s junior and mid-tier miner positions were collectively additive for the year, two notable detractors were Bellevue Gold and Endeavour Mining. Junior miner Bellevue Gold faced delays in developing its first mine, while mid-tier miner Endeavour Mining grappled with unexpected management issues, missed growth targets and heightened concerns about geopolitical risks.

  Relative to the benchmark, the NYSE Arca Gold Miners Index, the Fund’s security selection within mid-tier miners was the largest contributor to outperformance. While security selection within junior developers was strong, the Fund’s overweight position in this segment detracted.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

(Class C with sales charge)

This chart shows the value of a hypothetical $10,000 investment in the Fund over the past 10 years.

Class C
GDMNTR
NDUEACWF
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Dec 14
Dec 15
Dec 16
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24
$24,183 - NDUEACWF
$20,969 - GDMNTR
$18,407 - Class C

	Class C	NDUEACWF	GDMNTR
Dec 14	$10,000	$10,000	$10,000
Jan 15	$11,257	$9,844	$12,035
Feb 15	$10,843	$10,392	$11,529
Mar 15	$9,448	$10,231	$9,936
Apr 15	$10,331	$10,528	$10,957
May 15	$10,331	$10,514	$10,641
Jun 15	$9,503	$10,266	$9,643
Jul 15	$7,652	$10,355	$7,478
Aug 15	$7,887	$9,646	$7,632
Sep 15	$7,541	$9,296	$7,457
Oct 15	$8,080	$10,026	$8,145
Nov 15	$7,390	$9,943	$7,452
Dec 15	$7,472	$9,764	$7,518
Jan 16	$7,265	$9,175	$7,768
Feb 16	$9,448	$9,112	$10,570
Mar 16	$10,152	$9,787	$10,991
Apr 16	$13,550	$9,931	$14,077
May 16	$12,086	$9,944	$12,397
Jun 16	$14,890	$9,884	$15,215
Jul 16	$16,409	$10,310	$16,746
Aug 16	$13,909	$10,344	$14,015
Sep 16	$14,724	$10,408	$14,542
Oct 16	$13,660	$10,231	$13,479
Nov 16	$11,285	$10,309	$11,469
Dec 16	$11,358	$10,531	$11,595
Jan 17	$13,119	$10,819	$13,182
Feb 17	$12,582	$11,123	$12,664
Mar 17	$12,597	$11,259	$12,580
Apr 17	$12,089	$11,434	$12,334
May 17	$12,283	$11,687	$12,566
Jun 17	$12,477	$11,740	$12,205
Jul 17	$12,552	$12,068	$12,639
Aug 17	$13,403	$12,114	$13,628
Sep 17	$12,537	$12,348	$12,732
Oct 17	$11,880	$12,605	$12,468
Nov 17	$11,866	$12,849	$12,436
Dec 17	$12,748	$13,056	$13,003
Jan 18	$12,840	$13,793	$13,257
Feb 18	$11,666	$13,213	$11,941
Mar 18	$11,898	$12,931	$12,276
Apr 18	$12,052	$13,054	$12,483
May 18	$12,083	$13,070	$12,501
Jun 18	$11,975	$13,000	$12,468
Jul 18	$11,496	$13,392	$11,918
Aug 18	$10,106	$13,497	$10,421
Sep 18	$9,874	$13,555	$10,390
Oct 18	$9,719	$12,540	$10,591
Nov 18	$9,518	$12,723	$10,720
Dec 18	$10,615	$11,827	$11,875
Jan 19	$11,462	$12,761	$12,763
Feb 19	$11,494	$13,102	$12,558
Mar 19	$11,206	$13,267	$12,652
Apr 19	$10,471	$13,715	$11,787
May 19	$10,967	$12,901	$12,149
Jun 19	$12,901	$13,746	$14,466
Jul 19	$13,492	$13,786	$15,127
Aug 19	$14,851	$13,459	$16,881
Sep 19	$13,317	$13,742	$15,191
Oct 19	$13,780	$14,119	$15,848
Nov 19	$13,013	$14,463	$15,299
Dec 19	$14,556	$14,973	$16,731
Jan 20	$14,589	$14,807	$16,491
Feb 20	$13,178	$13,611	$15,150
Mar 20	$11,286	$11,774	$13,383
Apr 20	$16,099	$13,035	$18,554
May 20	$17,610	$13,602	$19,597
Jun 20	$19,552	$14,036	$20,848
Jul 20	$22,738	$14,779	$24,528
Aug 20	$22,556	$15,683	$24,125
Sep 20	$21,394	$15,178	$22,369
Oct 20	$20,415	$14,809	$21,430
Nov 20	$19,137	$16,634	$19,790
Dec 20	$20,423	$17,406	$20,694
Jan 21	$18,952	$17,327	$19,904
Feb 21	$16,689	$17,729	$17,990
Mar 21	$16,953	$18,202	$18,615
Apr 21	$18,255	$18,998	$19,778
May 21	$20,744	$19,294	$22,608
Jun 21	$18,028	$19,548	$19,536
Jul 21	$18,405	$19,682	$20,138
Aug 21	$17,387	$20,175	$18,798
Sep 21	$15,822	$19,342	$16,960
Oct 21	$17,161	$20,329	$18,296
Nov 21	$17,085	$19,839	$18,355
Dec 21	$17,381	$20,633	$18,754
Jan 22	$16,221	$19,620	$17,692
Feb 22	$17,870	$19,113	$20,206
Mar 22	$19,579	$19,527	$22,503
Apr 22	$17,829	$17,964	$20,662
May 22	$16,119	$17,985	$18,731
Jun 22	$13,942	$16,469	$16,146
Jul 22	$13,758	$17,619	$15,398
Aug 22	$12,639	$16,970	$14,045
Sep 22	$12,537	$15,346	$14,106
Oct 22	$12,313	$16,272	$14,236
Nov 22	$14,674	$17,534	$16,946
Dec 22	$14,858	$16,844	$17,136
Jan 23	$16,425	$18,051	$19,087
Feb 23	$14,247	$17,534	$16,360
Mar 23	$16,364	$18,075	$19,416
Apr 23	$17,076	$18,334	$20,122
May 23	$15,896	$18,138	$18,400
Jun 23	$15,550	$19,191	$17,945
Jul 23	$15,997	$19,894	$18,759
Aug 23	$15,305	$19,338	$17,590
Sep 23	$13,779	$18,538	$16,160
Oct 23	$14,349	$17,981	$16,833
Nov 23	$16,140	$19,640	$18,734
Dec 23	$16,180	$20,584	$18,953
Jan 24	$14,735	$20,704	$17,090
Feb 24	$13,820	$21,593	$16,047
Mar 24	$16,384	$22,271	$19,194
Apr 24	$16,954	$21,536	$20,367
May 24	$18,155	$22,411	$21,586
Jun 24	$17,381	$22,910	$20,786
Jul 24	$19,030	$23,279	$23,054
Aug 24	$19,417	$23,870	$23,617
Sep 24	$20,251	$24,425	$24,342
Oct 24	$21,370	$23,877	$24,688
Nov 24	$19,885	$24,770	$22,937
Dec 24	$18,407	$24,183	$20,969

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class C Before Sales Charge	13.76%	4.81%	6.29%
Class C After Maximum Sales Charge	12.76%	4.81%	6.29%
NYSE Arca Gold Miners Index (GDMNTR)	10.64%	4.62%	7.69%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$659,984,956
  Number of Portfolio Holdings46
  Portfolio Turnover Rate39%
  Advisory Fees Paid$4,934,544

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.3)%
Other Investments		1.0%
Money Market Fund		1.1%
Copper		1.3%
Silver		7.0%
Gold		89.9%

Top Ten Holdings (% of Total Net Assets)

Alamos Gold, Inc.	7.2%
Agnico Eagle Mines Ltd.	6.8%
Kinross Gold Corp.	5.6%
G Mining Ventures Corp.	5.0%
SPDR Gold MiniShares Trust	4.8%
Pan American Silver Corp.	4.7%
Osisko Gold Royalties Ltd.	4.7%
Wheaton Precious Metals Corp.	4.1%
Newmont Corp.	4.1%
Lundin Gold, Inc.	3.6%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.544.4653

International Investors Gold Fund

Class I    Ticker: INIIX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the International Investors Gold Fund (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$108	1.00%

How did the Fund perform last year?

  During the period, gold prices reached all-time highs, driven by strong central bank buying, economic uncertainty and elevated geopolitical risks.

  Although gold mining stocks collectively underperformed the metal stocks during the year, they still benefited significantly from expanded margins and attractive valuations.

  On an absolute basis, the Fund’s exposure to senior and major gold miners was the top contributor. Among senior and major miners, Agnico Eagle Mines and Kinross Gold were the strongest performers, benefiting from their low-cost, low-risk operating environments and consistently meeting or exceeding earnings expectations throughout the year.

  While the Fund’s junior and mid-tier miner positions were collectively additive for the year, two notable detractors were Bellevue Gold and Endeavour Mining. Junior miner Bellevue Gold faced delays in developing its first mine, while mid-tier miner Endeavour Mining grappled with unexpected management issues, missed growth targets and heightened concerns about geopolitical risks.

  Relative to the benchmark, the NYSE Arca Gold Miners Index, the Fund’s security selection within mid-tier miners was the largest contributor to outperformance. While security selection within junior developers was strong, the Fund’s overweight position in this segment detracted.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund over the past 10 years.

Class I
GDMNTR
NDUEACWF
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Dec 14
Dec 15
Dec 16
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24
$24,183 - NDUEACWF
$20,969 - GDMNTR
$20,723 - Class I

	Class I	NDUEACWF	GDMNTR
Dec 14	$10,000	$10,000	$10,000
Jan 15	$11,266	$9,844	$12,035
Feb 15	$10,864	$10,392	$11,529
Mar 15	$9,477	$10,231	$9,936
Apr 15	$10,372	$10,528	$10,957
May 15	$10,382	$10,514	$10,641
Jun 15	$9,558	$10,266	$9,643
Jul 15	$7,709	$10,355	$7,478
Aug 15	$7,950	$9,646	$7,632
Sep 15	$7,608	$9,296	$7,457
Oct 15	$8,171	$10,026	$8,145
Nov 15	$7,477	$9,943	$7,452
Dec 15	$7,578	$9,764	$7,518
Jan 16	$7,367	$9,175	$7,768
Feb 16	$9,588	$9,112	$10,570
Mar 16	$10,322	$9,787	$10,991
Apr 16	$13,779	$9,931	$14,077
May 16	$12,312	$9,944	$12,397
Jun 16	$15,176	$9,884	$15,215
Jul 16	$16,744	$10,310	$16,746
Aug 16	$14,201	$10,344	$14,015
Sep 16	$15,045	$10,408	$14,542
Oct 16	$13,960	$10,231	$13,479
Nov 16	$11,558	$10,309	$11,469
Dec 16	$11,642	$10,531	$11,595
Jan 17	$13,446	$10,819	$13,182
Feb 17	$12,926	$11,123	$12,664
Mar 17	$12,947	$11,259	$12,580
Apr 17	$12,438	$11,434	$12,334
May 17	$12,639	$11,687	$12,566
Jun 17	$12,862	$11,740	$12,205
Jul 17	$12,958	$12,068	$12,639
Aug 17	$13,838	$12,114	$13,628
Sep 17	$12,968	$12,348	$12,732
Oct 17	$12,300	$12,605	$12,468
Nov 17	$12,289	$12,849	$12,436
Dec 17	$13,220	$13,056	$13,003
Jan 18	$13,330	$13,793	$13,257
Feb 18	$12,123	$13,213	$11,941
Mar 18	$12,376	$12,931	$12,276
Apr 18	$12,551	$13,054	$12,483
May 18	$12,584	$13,070	$12,501
Jun 18	$12,485	$13,000	$12,468
Jul 18	$12,003	$13,392	$11,918
Aug 18	$10,554	$13,497	$10,421
Sep 18	$10,324	$13,555	$10,390
Oct 18	$10,181	$12,540	$10,591
Nov 18	$9,973	$12,723	$10,720
Dec 18	$11,147	$11,827	$11,875
Jan 19	$12,045	$12,761	$12,763
Feb 19	$12,078	$13,102	$12,558
Mar 19	$11,787	$13,267	$12,652
Apr 19	$11,034	$13,715	$11,787
May 19	$11,562	$12,901	$12,149
Jun 19	$13,616	$13,746	$14,466
Jul 19	$14,267	$13,786	$15,127
Aug 19	$15,704	$13,459	$16,881
Sep 19	$14,099	$13,742	$15,191
Oct 19	$14,593	$14,119	$15,848
Nov 19	$13,796	$14,463	$15,299
Dec 19	$15,450	$14,973	$16,731
Jan 20	$15,508	$14,807	$16,491
Feb 20	$14,012	$13,611	$15,150
Mar 20	$12,017	$11,774	$13,383
Apr 20	$17,155	$13,035	$18,554
May 20	$18,791	$13,602	$19,597
Jun 20	$20,890	$14,036	$20,848
Jul 20	$24,301	$14,779	$24,528
Aug 20	$24,127	$15,683	$24,125
Sep 20	$22,897	$15,178	$22,369
Oct 20	$21,876	$14,809	$21,430
Nov 20	$20,531	$16,634	$19,790
Dec 20	$21,921	$17,406	$20,694
Jan 21	$20,364	$17,327	$19,904
Feb 21	$17,945	$17,729	$17,990
Mar 21	$18,236	$18,202	$18,615
Apr 21	$19,667	$18,998	$19,778
May 21	$22,377	$19,294	$22,608
Jun 21	$19,452	$19,548	$19,536
Jul 21	$19,882	$19,682	$20,138
Aug 21	$18,793	$20,175	$18,798
Sep 21	$17,122	$19,342	$16,960
Oct 21	$18,591	$20,329	$18,296
Nov 21	$18,527	$19,839	$18,355
Dec 21	$18,865	$20,633	$18,754
Jan 22	$17,618	$19,620	$17,692
Feb 22	$19,449	$19,113	$20,206
Mar 22	$21,306	$19,527	$22,503
Apr 22	$19,423	$17,964	$20,662
May 22	$17,578	$17,985	$18,731
Jun 22	$15,217	$16,469	$16,146
Jul 22	$15,045	$17,619	$15,398
Aug 22	$13,837	$16,970	$14,045
Sep 22	$13,718	$15,346	$14,106
Oct 22	$13,506	$16,272	$14,236
Nov 22	$16,106	$17,534	$16,946
Dec 22	$16,318	$16,844	$17,136
Jan 23	$18,056	$18,051	$19,087
Feb 23	$15,681	$17,534	$16,360
Mar 23	$18,030	$18,075	$19,416
Apr 23	$18,839	$18,334	$20,122
May 23	$17,552	$18,138	$18,400
Jun 23	$17,180	$19,191	$17,945
Jul 23	$17,698	$19,894	$18,759
Aug 23	$16,942	$19,338	$17,590
Sep 23	$15,283	$18,538	$16,160
Oct 23	$15,920	$17,981	$16,833
Nov 23	$17,923	$19,640	$18,734
Dec 23	$17,992	$20,584	$18,953
Jan 24	$16,407	$20,704	$17,090
Feb 24	$15,395	$21,593	$16,047
Mar 24	$18,272	$22,271	$19,194
Apr 24	$18,911	$21,536	$20,367
May 24	$20,283	$22,411	$21,586
Jun 24	$19,444	$22,910	$20,786
Jul 24	$21,308	$23,279	$23,054
Aug 24	$21,774	$23,870	$23,617
Sep 24	$22,707	$24,425	$24,342
Oct 24	$23,985	$23,877	$24,688
Nov 24	$22,360	$24,770	$22,937
Dec 24	$20,723	$24,183	$20,969

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class I	15.18%	6.05%	7.56%
NYSE Arca Gold Miners Index (GDMNTR)	10.64%	4.62%	7.69%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$659,984,956
  Number of Portfolio Holdings46
  Portfolio Turnover Rate39%
  Advisory Fees Paid$4,934,544

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.3)%
Other Investments		1.0%
Money Market Fund		1.1%
Copper		1.3%
Silver		7.0%
Gold		89.9%

Top Ten Holdings (% of Total Net Assets)

Alamos Gold, Inc.	7.2%
Agnico Eagle Mines Ltd.	6.8%
Kinross Gold Corp.	5.6%
G Mining Ventures Corp.	5.0%
SPDR Gold MiniShares Trust	4.8%
Pan American Silver Corp.	4.7%
Osisko Gold Royalties Ltd.	4.7%
Wheaton Precious Metals Corp.	4.1%
Newmont Corp.	4.1%
Lundin Gold, Inc.	3.6%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.544.4653

International Investors Gold Fund

Class Y    Ticker: INIYX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the International Investors Gold Fund (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Y	$119	1.10%

How did the Fund perform last year?

  During the period, gold prices reached all-time highs, driven by strong central bank buying, economic uncertainty and elevated geopolitical risks.

  Although gold mining stocks collectively underperformed the metal stocks during the year, they still benefited significantly from expanded margins and attractive valuations.

  On an absolute basis, the Fund’s exposure to senior and major gold miners was the top contributor. Among senior and major miners, Agnico Eagle Mines and Kinross Gold were the strongest performers, benefiting from their low-cost, low-risk operating environments and consistently meeting or exceeding earnings expectations throughout the year.

  While the Fund’s junior and mid-tier miner positions were collectively additive for the year, two notable detractors were Bellevue Gold and Endeavour Mining. Junior miner Bellevue Gold faced delays in developing its first mine, while mid-tier miner Endeavour Mining grappled with unexpected management issues, missed growth targets and heightened concerns about geopolitical risks.

  Relative to the benchmark, the NYSE Arca Gold Miners Index, the Fund’s security selection within mid-tier miners was the largest contributor to outperformance. While security selection within junior developers was strong, the Fund’s overweight position in this segment detracted.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund over the past 10 years.

Class Y
GDMNTR
NDUEACWF
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$24,183 - NDUEACWF
$20,969 - GDMNTR
$20,520 - Class Y
Dec 14
Dec 15
Dec 16
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24

	Class Y	NDUEACWF	GDMNTR
Dec 14	$10,000	$10,000	$10,000
Jan 15	$11,275	$9,844	$12,035
Feb 15	$10,879	$10,392	$11,529
Mar 15	$9,480	$10,231	$9,936
Apr 15	$10,371	$10,528	$10,957
May 15	$10,384	$10,514	$10,641
Jun 15	$9,554	$10,266	$9,643
Jul 15	$7,698	$10,355	$7,478
Aug 15	$7,946	$9,646	$7,632
Sep 15	$7,611	$9,296	$7,457
Oct 15	$8,168	$10,026	$8,145
Nov 15	$7,475	$9,943	$7,452
Dec 15	$7,574	$9,764	$7,518
Jan 16	$7,364	$9,175	$7,768
Feb 16	$9,579	$9,112	$10,570
Mar 16	$10,309	$9,787	$10,991
Apr 16	$13,762	$9,931	$14,077
May 16	$12,290	$9,944	$12,397
Jun 16	$15,149	$9,884	$15,215
Jul 16	$16,720	$10,310	$16,746
Aug 16	$14,183	$10,344	$14,015
Sep 16	$15,025	$10,408	$14,542
Oct 16	$13,948	$10,231	$13,479
Nov 16	$11,535	$10,309	$11,469
Dec 16	$11,626	$10,531	$11,595
Jan 17	$13,426	$10,819	$13,182
Feb 17	$12,897	$11,123	$12,664
Mar 17	$12,923	$11,259	$12,580
Apr 17	$12,407	$11,434	$12,334
May 17	$12,619	$11,687	$12,566
Jun 17	$12,831	$11,740	$12,205
Jul 17	$12,923	$12,068	$12,639
Aug 17	$13,810	$12,114	$13,628
Sep 17	$12,936	$12,348	$12,732
Oct 17	$12,274	$12,605	$12,468
Nov 17	$12,248	$12,849	$12,436
Dec 17	$13,171	$13,056	$13,003
Jan 18	$13,281	$13,793	$13,257
Feb 18	$12,095	$13,213	$11,941
Mar 18	$12,343	$12,931	$12,276
Apr 18	$12,509	$13,054	$12,483
May 18	$12,550	$13,070	$12,501
Jun 18	$12,440	$13,000	$12,468
Jul 18	$11,957	$13,392	$11,918
Aug 18	$10,523	$13,497	$10,421
Sep 18	$10,288	$13,555	$10,390
Oct 18	$10,150	$12,540	$10,591
Nov 18	$9,930	$12,723	$10,720
Dec 18	$11,102	$11,827	$11,875
Jan 19	$11,996	$12,761	$12,763
Feb 19	$12,025	$13,102	$12,558
Mar 19	$11,741	$13,267	$12,652
Apr 19	$10,988	$13,715	$11,787
May 19	$11,513	$12,901	$12,149
Jun 19	$13,558	$13,746	$14,466
Jul 19	$14,197	$13,786	$15,127
Aug 19	$15,630	$13,459	$16,881
Sep 19	$14,040	$13,742	$15,191
Oct 19	$14,523	$14,119	$15,848
Nov 19	$13,728	$14,463	$15,299
Dec 19	$15,378	$14,973	$16,731
Jan 20	$15,423	$14,807	$16,491
Feb 20	$13,944	$13,611	$15,150
Mar 20	$11,948	$11,774	$13,383
Apr 20	$17,064	$13,035	$18,554
May 20	$18,690	$13,602	$19,597
Jun 20	$20,775	$14,036	$20,848
Jul 20	$24,162	$14,779	$24,528
Aug 20	$23,999	$15,683	$24,125
Sep 20	$22,772	$15,178	$22,369
Oct 20	$21,766	$14,809	$21,430
Nov 20	$20,420	$16,634	$19,790
Dec 20	$21,787	$17,406	$20,694
Jan 21	$20,247	$17,327	$19,904
Feb 21	$17,844	$17,729	$17,990
Mar 21	$18,126	$18,202	$18,615
Apr 21	$19,551	$18,998	$19,778
May 21	$22,235	$19,294	$22,608
Jun 21	$19,335	$19,548	$19,536
Jul 21	$19,750	$19,682	$20,138
Aug 21	$18,673	$20,175	$18,798
Sep 21	$17,016	$19,342	$16,960
Oct 21	$18,474	$20,329	$18,296
Nov 21	$18,408	$19,839	$18,355
Dec 21	$18,734	$20,633	$18,754
Jan 22	$17,500	$19,620	$17,692
Feb 22	$19,315	$19,113	$20,206
Mar 22	$21,166	$19,527	$22,503
Apr 22	$19,298	$17,964	$20,662
May 22	$17,465	$17,985	$18,731
Jun 22	$15,103	$16,469	$16,146
Jul 22	$14,945	$17,619	$15,398
Aug 22	$13,729	$16,970	$14,045
Sep 22	$13,623	$15,346	$14,106
Oct 22	$13,411	$16,272	$14,236
Nov 22	$15,984	$17,534	$16,946
Dec 22	$16,196	$16,844	$17,136
Jan 23	$17,923	$18,051	$19,087
Feb 23	$15,561	$17,534	$16,360
Mar 23	$17,888	$18,075	$19,416
Apr 23	$18,681	$18,334	$20,122
May 23	$17,412	$18,138	$18,400
Jun 23	$17,042	$19,191	$17,945
Jul 23	$17,553	$19,894	$18,759
Aug 23	$16,795	$19,338	$17,590
Sep 23	$15,156	$18,538	$16,160
Oct 23	$15,791	$17,981	$16,833
Nov 23	$17,764	$19,640	$18,734
Dec 23	$17,837	$20,584	$18,953
Jan 24	$16,262	$20,704	$17,090
Feb 24	$15,253	$21,593	$16,047
Mar 24	$18,102	$22,271	$19,194
Apr 24	$18,757	$21,536	$20,367
May 24	$20,101	$22,411	$21,586
Jun 24	$19,270	$22,910	$20,786
Jul 24	$21,110	$23,279	$23,054
Aug 24	$21,570	$23,870	$23,617
Sep 24	$22,508	$24,425	$24,342
Oct 24	$23,764	$23,877	$24,688
Nov 24	$22,154	$24,770	$22,937
Dec 24	$20,520	$24,183	$20,969

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class Y	15.04%	5.94%	7.45%
NYSE Arca Gold Miners Index (GDMNTR)	10.64%	4.62%	7.69%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$659,984,956
  Number of Portfolio Holdings46
  Portfolio Turnover Rate39%
  Advisory Fees Paid$4,934,544

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.3)%
Other Investments		1.0%
Money Market Fund		1.1%
Copper		1.3%
Silver		7.0%
Gold		89.9%

Top Ten Holdings (% of Total Net Assets)

Alamos Gold, Inc.	7.2%
Agnico Eagle Mines Ltd.	6.8%
Kinross Gold Corp.	5.6%
G Mining Ventures Corp.	5.0%
SPDR Gold MiniShares Trust	4.8%
Pan American Silver Corp.	4.7%
Osisko Gold Royalties Ltd.	4.7%
Wheaton Precious Metals Corp.	4.1%
Newmont Corp.	4.1%
Lundin Gold, Inc.	3.6%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.544.4653

VanEck Morningstar Wide Moat Fund

Class I    Ticker: MWMIX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the VanEck Morningstar Wide Moat Fund (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$63	0.59%

How did the Fund perform last year?

  The Fund posted positive performance for the period despite the lack of U.S. market breadth throughout the year and the Fund’s underweight exposure to mega-caps, which was a notable headwind.

  The Industrials sector contributed the most to the Fund’s performance during the period followed by information technology and communication services .

  The leading individual contributors to performance were RTX Corp, Salesforce and Fortinet.

  The Consumer discretionary sector, on the whole, was the only sector to detract from Fund performance for the period.

  The leading individual detractors from performance were The Estee Lauder Companies, Etsy and Nike. Estee Lauder was particularly impacted by weakening demand for its beauty products in China.

How did the Fund perform since inception?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund since inception (11/6/2017).

Class I
MWMFTR
SPTR
$30,000
$20,000
$10,000
$0
$26,329 - MWMFTR
$25,648 - SPTR
$25,167 - Class I
Nov 17
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24

	Class I	SPTR	MWMFTR
Nov 17	$10,000	$10,000	$10,000
Nov 17	$10,449	$10,241	$10,455
Dec 17	$10,615	$10,354	$10,629
Jan 18	$11,265	$10,947	$11,285
Feb 18	$10,747	$10,544	$10,768
Mar 18	$10,368	$10,276	$10,392
Apr 18	$10,512	$10,315	$10,545
May 18	$10,639	$10,564	$10,677
Jun 18	$10,886	$10,629	$10,939
Jul 18	$11,329	$11,024	$11,389
Aug 18	$11,544	$11,383	$11,610
Sep 18	$11,680	$11,448	$11,754
Oct 18	$11,002	$10,666	$11,078
Nov 18	$11,528	$10,883	$11,612
Dec 18	$10,477	$9,901	$10,550
Jan 19	$11,458	$10,694	$11,547
Feb 19	$11,873	$11,037	$11,969
Mar 19	$11,865	$11,252	$11,966
Apr 19	$12,407	$11,707	$12,522
May 19	$11,418	$10,963	$11,524
Jun 19	$12,232	$11,736	$12,358
Jul 19	$12,587	$11,905	$12,725
Aug 19	$12,293	$11,716	$12,432
Sep 19	$12,753	$11,935	$12,903
Oct 19	$13,278	$12,194	$13,442
Nov 19	$13,838	$12,636	$14,015
Dec 19	$14,123	$13,018	$14,311
Jan 20	$13,915	$13,013	$14,108
Feb 20	$12,911	$11,942	$13,095
Mar 20	$11,253	$10,467	$11,442
Apr 20	$12,819	$11,808	$13,042
May 20	$13,372	$12,371	$13,601
Jun 20	$13,415	$12,617	$13,654
Jul 20	$13,740	$13,328	$13,990
Aug 20	$14,565	$14,286	$14,840
Sep 20	$14,017	$13,743	$14,287
Oct 20	$13,629	$13,378	$13,896
Nov 20	$15,670	$14,842	$15,981
Dec 20	$16,125	$15,413	$16,470
Jan 21	$16,031	$15,257	$16,375
Feb 21	$17,003	$15,678	$17,376
Mar 21	$18,001	$16,365	$18,408
Apr 21	$18,767	$17,238	$19,203
May 21	$19,046	$17,358	$19,504
Jun 21	$19,256	$17,764	$19,727
Jul 21	$19,629	$18,186	$20,120
Aug 21	$19,897	$18,739	$20,407
Sep 21	$19,062	$17,867	$19,557
Oct 21	$19,755	$19,119	$20,279
Nov 21	$19,088	$18,986	$19,605
Dec 21	$20,002	$19,837	$20,556
Jan 22	$19,537	$18,811	$20,089
Feb 22	$19,310	$18,248	$19,867
Mar 22	$19,620	$18,925	$20,187
Apr 22	$18,146	$17,275	$18,682
May 22	$18,134	$17,306	$18,680
Jun 22	$16,773	$15,878	$17,283
Jul 22	$18,408	$17,342	$18,991
Aug 22	$17,501	$16,635	$18,064
Sep 22	$15,770	$15,103	$16,276
Oct 22	$16,827	$16,325	$17,378
Nov 22	$18,289	$17,238	$18,902
Dec 22	$17,277	$16,245	$17,867
Jan 23	$19,302	$17,265	$19,972
Feb 23	$18,771	$16,844	$19,428
Mar 23	$19,641	$17,462	$20,337
Apr 23	$19,826	$17,735	$20,544
May 23	$19,900	$17,812	$20,629
Jun 23	$21,208	$18,989	$21,998
Jul 23	$22,124	$19,599	$22,962
Aug 23	$21,320	$19,287	$22,137
Sep 23	$20,158	$18,367	$20,933
Oct 23	$19,209	$17,981	$19,952
Nov 23	$21,101	$19,623	$21,932
Dec 23	$22,747	$20,515	$23,657
Jan 24	$22,332	$20,860	$23,243
Feb 24	$23,267	$21,973	$24,233
Mar 24	$24,097	$22,680	$25,104
Apr 24	$22,894	$21,754	$23,859
May 24	$23,225	$22,833	$24,211
Jun 24	$23,218	$23,652	$24,221
Jul 24	$24,470	$23,940	$25,538
Aug 24	$25,525	$24,521	$26,669
Sep 24	$25,968	$25,044	$27,146
Oct 24	$25,236	$24,817	$26,395
Nov 24	$26,369	$26,274	$27,571
Dec 24	$25,167	$25,648	$26,329

Average Annual Total Returns

.	1 Year	5 Years	Life*
Class I	10.64%	12.25%	13.78%
Morningstar® Wide Moat Focus IndexSM (MWMFTR)	11.29%	12.97%	14.50%
S&P 500 Index (SPTR)	25.02%	14.53%	14.08%

* Inception of Fund: 11/6/17

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$31,994,647
  Number of Portfolio Holdings52
  Portfolio Turnover Rate91%
  Advisory Fees Paid$-

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Health Care
26.8%
Industrials
21.4%
Information Technology
15.7%
Consumer Staples
14.2%
Financials
6.4%
Materials
6.1%
Communication Services
5.6%
Consumer Discretionary
3.8%
Liabilities in excess of other assets
0.0%*
0
5
10
15
20
25
30

Value	Value	Value
Liabilities in excess of other assets		0.0%Footnote Reference*
Consumer Discretionary		3.8%
Communication Services		5.6%
Materials		6.1%
Financials		6.4%
Consumer Staples		14.2%
Information Technology		15.7%
Industrials		21.4%
Health Care		26.8%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of Total Net Assets)

Walt Disney Co.	2.8%
Bristol-Myers Squibb Co.	2.8%
Boeing Co.	2.7%
Alphabet, Inc.	2.7%
Gilead Sciences, Inc.	2.7%
Zimmer Biomet Holdings, Inc.	2.6%
US Bancorp	2.6%
Bio-Rad Laboratories, Inc.	2.5%
Teradyne, Inc.	2.5%
Corteva, Inc.	2.5%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.544.4653

VanEck Morningstar Wide Moat Fund

Class Z    Ticker: MWMZX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the VanEck Morningstar Wide Moat Fund (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Z	$52	0.49%

How did the Fund perform last year?

  The Fund posted positive performance for the period despite the lack of U.S. market breadth throughout the year and the Fund’s underweight exposure to mega-caps, which was a notable headwind.

  The Industrials sector contributed the most to the Fund’s performance during the period followed by information technology and communication services .

  The leading individual contributors to performance were RTX Corp, Salesforce and Fortinet.

  The Consumer discretionary sector, on the whole, was the only sector to detract from Fund performance for the period.

  The leading individual detractors from performance were The Estee Lauder Companies, Etsy and Nike. Estee Lauder was particularly impacted by weakening demand for its beauty products in China.

How did the Fund perform since inception?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund since inception (11/6/2017).

Class Z
MWMFTR
SPTR
$30,000
$20,000
$10,000
$0
$26,329 - MWMFTR
$25,648 - SPTR
$25,354 - Class Z
Nov 17
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24

	Class Z	SPTR	MWMFTR
Nov 17	$10,000	$10,000	$10,000
Nov 17	$10,449	$10,241	$10,455
Dec 17	$10,617	$10,354	$10,629
Jan 18	$11,267	$10,947	$11,285
Feb 18	$10,753	$10,544	$10,768
Mar 18	$10,374	$10,276	$10,392
Apr 18	$10,517	$10,315	$10,545
May 18	$10,645	$10,564	$10,677
Jun 18	$10,892	$10,629	$10,939
Jul 18	$11,339	$11,024	$11,389
Aug 18	$11,554	$11,383	$11,610
Sep 18	$11,689	$11,448	$11,754
Oct 18	$11,016	$10,666	$11,078
Nov 18	$11,538	$10,883	$11,612
Dec 18	$10,487	$9,901	$10,550
Jan 19	$11,473	$10,694	$11,547
Feb 19	$11,888	$11,037	$11,969
Mar 19	$11,880	$11,252	$11,966
Apr 19	$12,423	$11,707	$12,522
May 19	$11,433	$10,963	$11,524
Jun 19	$12,252	$11,736	$12,358
Jul 19	$12,611	$11,905	$12,725
Aug 19	$12,318	$11,716	$12,432
Sep 19	$12,777	$11,935	$12,903
Oct 19	$13,303	$12,194	$13,442
Nov 19	$13,863	$12,636	$14,015
Dec 19	$14,160	$13,018	$14,311
Jan 20	$13,953	$13,013	$14,108
Feb 20	$12,948	$11,942	$13,095
Mar 20	$11,284	$10,467	$11,442
Apr 20	$12,860	$11,808	$13,042
May 20	$13,411	$12,371	$13,601
Jun 20	$13,460	$12,617	$13,654
Jul 20	$13,785	$13,328	$13,990
Aug 20	$14,612	$14,286	$14,840
Sep 20	$14,066	$13,743	$14,287
Oct 20	$13,677	$13,378	$13,896
Nov 20	$15,725	$14,842	$15,981
Dec 20	$16,185	$15,413	$16,470
Jan 21	$16,089	$15,257	$16,375
Feb 21	$17,066	$15,678	$17,376
Mar 21	$18,069	$16,365	$18,408
Apr 21	$18,844	$17,238	$19,203
May 21	$19,126	$17,358	$19,504
Jun 21	$19,335	$17,764	$19,727
Jul 21	$19,708	$18,186	$20,120
Aug 21	$19,986	$18,739	$20,407
Sep 21	$19,148	$17,867	$19,557
Oct 21	$19,842	$19,119	$20,279
Nov 21	$19,174	$18,986	$19,605
Dec 21	$20,094	$19,837	$20,556
Jan 22	$19,626	$18,811	$20,089
Feb 22	$19,401	$18,248	$19,867
Mar 22	$19,711	$18,925	$20,187
Apr 22	$18,233	$17,275	$18,682
May 22	$18,227	$17,306	$18,680
Jun 22	$16,858	$15,878	$17,283
Jul 22	$18,507	$17,342	$18,991
Aug 22	$17,594	$16,635	$18,064
Sep 22	$15,855	$15,103	$16,276
Oct 22	$16,919	$16,325	$17,378
Nov 22	$18,391	$17,238	$18,902
Dec 22	$17,378	$16,245	$17,867
Jan 23	$19,412	$17,265	$19,972
Feb 23	$18,876	$16,844	$19,428
Mar 23	$19,757	$17,462	$20,337
Apr 23	$19,947	$17,735	$20,544
May 23	$20,022	$17,812	$20,629
Jun 23	$21,337	$18,989	$21,998
Jul 23	$22,266	$19,599	$22,962
Aug 23	$21,459	$19,287	$22,137
Sep 23	$20,286	$18,367	$20,933
Oct 23	$19,330	$17,981	$19,952
Nov 23	$21,242	$19,623	$21,932
Dec 23	$22,896	$20,515	$23,657
Jan 24	$22,485	$20,860	$23,243
Feb 24	$23,430	$21,973	$24,233
Mar 24	$24,258	$22,680	$25,104
Apr 24	$23,055	$21,754	$23,859
May 24	$23,386	$22,833	$24,211
Jun 24	$23,386	$23,652	$24,221
Jul 24	$24,640	$23,940	$25,538
Aug 24	$25,714	$24,521	$26,669
Sep 24	$26,161	$25,044	$27,146
Oct 24	$25,426	$24,817	$26,395
Nov 24	$26,565	$26,274	$27,571
Dec 24	$25,354	$25,648	$26,329

Average Annual Total Returns

.	1 Year	5 Years	Life*
Class Z	10.73%	12.36%	13.89%
Morningstar® Wide Moat Focus IndexSM (MWMFTR)	11.29%	12.97%	14.50%
S&P 500 Index (SPTR)	25.02%	14.53%	14.08%

* Inception of Fund: 11/6/17

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$31,994,647
  Number of Portfolio Holdings52
  Portfolio Turnover Rate91%
  Advisory Fees Paid$-

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		0.0%Footnote Reference*
Consumer Discretionary		3.8%
Communication Services		5.6%
Materials		6.1%
Financials		6.4%
Consumer Staples		14.2%
Information Technology		15.7%
Industrials		21.4%
Health Care		26.8%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of Total Net Assets)

Walt Disney Co.	2.8%
Bristol-Myers Squibb Co.	2.8%
Boeing Co.	2.7%
Alphabet, Inc.	2.7%
Gilead Sciences, Inc.	2.7%
Zimmer Biomet Holdings, Inc.	2.6%
US Bancorp	2.6%
Bio-Rad Laboratories, Inc.	2.5%
Teradyne, Inc.	2.5%
Corteva, Inc.	2.5%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.544.4653

Item 2.	CODE OF ETHICS.

(a)	The Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to the principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)	The Registrant’s code of ethics is reasonably described in this Form N-CSR.

(c)	The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)	The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)	Not applicable.

(f)	The Registrant’s Code of Ethics is attached as an Exhibit hereto.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that Jayesh Bhansali, a member of the Audit Committee, is “audit committee financial expert” and “independent” as such terms are defined in the instructions to Form N-CSR Item 3(a)(2).

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The principal accountant fees disclosed in Item 4(a), 4(b), 4(c), 4(d) and 4(g) are for the Funds of the Registrant for which the fiscal year end is December 31.

(a)	Audit Fees. The aggregate Audit Fees of PricewaterhouseCoopers LLP for professional services billed for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal years ended December 31, 2024 and December 31, 2023, were $171,450 and $190,350, respectively.

(b)	Audit-Related Fees. Not applicable.

(c)	Tax Fees. The aggregate Tax Fees of PricewaterhouseCoopers LLP for professional services billed for the review of Federal, state and excise tax returns and other tax compliance consultations for the fiscal years ended December 31, 2024 and December 31, 2023, were $67,500 and $87,050, respectively.

(d)	All Other Fees

None.

(e)	The Audit Committee will pre-approve all audit and non-audit services, to be provided to the Funds, by the independent accountants as required by Section 10A of the Securities Exchange Act of 1934. The Audit Committee has authorized the Chairman of the Audit Committee to approve, between meeting dates, appropriate non-audit services.

The Audit Committee after considering all factors, including a review of independence issues, will recommend to the Board of Trustees the independent auditors to be selected to audit the financial statements of the Funds.

(f)	Not applicable.

(g)	Non-audit fees. The aggregate non-audit fees of PricewaterhouseCoopers LLP for professional services rendered and billed to the registrant’s investment adviser, and entities controlled by, or under common control with the adviser that provide ongoing services to the registrant for the fiscal years ended December 31, 2024 and December 31, 2023, were $321,927 and $47,365 respectively.

(h)	The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entities controlled by, or under common control with the investment adviser that provide ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant’s Board has an Audit Committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)) consisting of four Independent Trustees. Jayesh Bhansali, Jon Lukomnik, Jane Pigott and R. Alastair Short currently serve as members of the Audit Committee. Mr. Bhansali is the Chairman of the Audit Committee.

Item 6.	INVESTMENTS.

Information included in Item 7.

Item 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION December 31, 2024

CM Commodity Index Fund
Emerging Markets Bond Fund
Emerging Markets Fund
Global Resources Fund
International Investors Gold Fund
VanEck Morningstar Wide Moat Fund

800.826.2333	vaneck.com

CM COMMODITY INDEX FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

December 31, 2024

	Par (000’s)	Value
Short-Term Investments: 99.8%
United States Treasury Obligations: 97.1%
United States Treasury Bills
4.20%, 06/20/25	$40,000	$39,226,858
4.22%, 06/26/25 †	40,000	39,198,922
4.26%, 04/03/25 (a)	15,000	14,840,004
4.29%, 03/27/25	25,000	24,755,889
4.29%, 06/05/25	55,000	54,028,944
4.32%, 03/20/25 (a)	40,000	39,644,387
4.33%, 04/17/25 (a)	55,000	54,336,596
4.34%, 05/08/25 (a)	40,000	39,421,524
4.35%, 05/15/25	25,000	24,618,986
4.35%, 05/29/25 (a) †	55,000	54,072,307
4.37%, 05/22/25 †	40,000	39,359,692
4.57%, 03/13/25 (a)	5,000	4,959,417
4.66%, 03/06/25 (a)	10,000	9,926,854
4.76%, 02/20/25	20,000	19,869,771
4.99%, 01/23/25 (a) †	30,000	29,909,846
5.06%, 01/16/25 (a)	35,000	34,927,151
		523,097,148
	Number of Shares	Value
Money Market Fund: 2.7%
Invesco Treasury Portfolio - Institutional Class	14,593,605	$14,593,605
Total Investments Before Collateral for Securities Loaned: 99.8% (Cost: $537,453,353)		537,690,753

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.3%
Money Market Fund: 1.3% (Cost: $7,001,402)
State Street Navigator Securities Lending Government Money Market Portfolio	7,001,402	7,001,402
Total Short-Term Investments: 101.1% (Cost: $544,454,755)		544,692,155
Liabilities in excess of other assets: (1.1)%		(5,993,342)
NET ASSETS: 100.0%		$538,698,813

Total Return Swap Contracts
Long Exposure

Counterparty	Reference Obligation	Notional Amount	Rate paid by the Fund (b)	Payment Frequency	Termination Date	Unrealized Appreciation/ (Depreciation)	% of Net Assets
UBS	UBS Constant Maturity Commodity Index Total Return	$538,728,000	4.89%	Monthly	01/22/25	$4,492,333	0.8%

Footnotes:
†	Security fully or partially on loan. Total market value of securities on loan is $82,607,562.
(a)	All or a portion of these securities are segregated for swap collateral. Total value of securities segregated is $94,127,549.
(b)	The rate shown reflects the rate in effect at December 31, 2024: Secured Overnight Financing Rate + 0.40%.

The summary of inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
United States Treasury Obligations	$—	$523,097,148	$—	$523,097,148
Money Market Funds	21,595,007	—	—	21,595,007
Total Investments	$21,595,007	$523,097,148	$—	$544,692,155
Other Financial Instruments:
Assets
Total Return Swap Contracts	$4,492,333	$—	$—	$4,492,333

See Notes to Financial Statements

2

EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

December 31, 2024

	Par (000’s)		Value
CORPORATE BONDS: 21.0%
Argentina: 0.8%
YPF SA Reg S 7.00%, 12/15/47	USD	648	$573,883
Bahrain: 1.0%
CBB International Sukuk Programme Co. WLL 144A 5.88%, 06/05/32	USD	761	753,858
Cayman Islands: 2.0%
CK Hutchison Europe Finance 21 Ltd. Reg S 1.00%, 11/02/33	EUR	776	651,840
EDO Sukuk Ltd. 144A 5.88%, 09/21/33	USD	217	221,285
Siam Commercial Bank PCL Reg S 4.40%, 02/11/29	USD	593	577,121
			1,450,246
China: 1.1%
Longfor Group Holdings Ltd. Reg S 3.95%, 09/16/29 †	USD	1,012	761,133
Colombia: 1.9%
Ecopetrol SA
8.38%, 01/19/36	USD	664	640,908
8.88%, 01/13/33	USD	693	706,699
			1,347,607
Guyana: 0.3%
Secure International Finance Co., Inc. 144A 10.00%, 06/03/29 ∞	USD	195	196,950
Hong Kong: 3.6%
Fortune Star BVI Ltd. Reg S 5.05%, 01/27/27	USD	437	411,051
NWD MTN Ltd. Reg S 4.12%, 07/18/29	USD	1,065	647,696
RKPF Overseas 2020 A Ltd. Reg S 5.12%, 01/26/30	USD	372	152,651
Shui On Development Holding Ltd. Reg S 5.50%, 06/29/26	USD	797	670,968
Vanke Real Estate Hong Kong Co. Ltd. Reg S 3.98%, 11/09/27	USD	1,429	718,689
			2,601,055
Indonesia: 0.3%
Star Energy Geothermal Wayang Windu Ltd. Reg S 6.75%, 04/24/33	USD	243	245,851
Kazakhstan: 0.4%
Development Bank of Kazakhstan JSC 144A 13.49%, 05/23/28	KZT	170,000	311,631
Luxembourg: 1.6%
3R Lux SARL Reg S 9.75%, 02/05/31	USD	630	651,891
	Par (000’s)		Value
Luxembourg (continued)
Puma International Financing SA 144A 7.75%, 04/25/29	USD	496	$504,419
			1,156,310
Mauritius: 0.1%
HTA Group Ltd. 144A 7.50%, 06/04/29	USD	104	105,984
Mexico: 3.3%
Corp. GEO SAB de CV Reg S 9.25%, 06/30/20 (d) *	USD	380	3,325
Petroleos Mexicanos 7.69%, 01/23/50	USD	3,115	2,352,479
			2,355,804
Peru: 1.1%
Petroleos del Peru SA Reg S 4.75%, 06/19/32	USD	1,023	774,684
Spain: 1.3%
Instituto de Credito Oficial Reg S 27.25%, 01/25/34	TRY	40,710	977,402
Turkey: 0.6%
Zorlu Enerji Elektrik Uretim AS 144A 11.00%, 04/23/30	USD	400	403,554
United Kingdom: 0.8%
WE Soda Investments Holding Plc Reg S 9.50%, 10/06/28	USD	586	603,287
United States: 0.8%
AES Panama Generation Holdings SRL Reg S 4.38%, 05/31/30	USD	641	561,334
Total Corporate Bonds (Cost: $15,559,652)			15,180,573

GOVERNMENT OBLIGATIONS: 74.5%
Angola: 0.5%
Angolan Government International Bond 144A 9.38%, 05/08/48 †	USD	463	380,910
Bahamas: 0.7%
Bahamas Government International Bond Reg S 6.00%, 11/21/28	USD	542	518,965
Barbados: 0.5%
Barbados Government International Bond Reg S 6.50%, 10/01/29	USD	370	363,340
Benin: 0.1%
Benin Government International Bond 144A 7.96%, 02/13/38	USD	39	36,860

See Notes to Financial Statements

3

EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s)		Value
Brazil: 3.9%
Brazil Notas do Tesouro Nacional, Series F 10.00%, 01/01/27	BRL	19,231	$2,824,877
Cameroon: 0.2%
Republic of Cameroon International Bond Reg S 9.50%, 11/19/25	USD	168	167,650
Chile: 4.0%
Bonos de la Tesoreria de la Republica de Chile 144A Reg S
4.70%, 09/01/30	CLP	1,550,000	1,475,214
5.00%, 10/01/28	CLP	685,000	669,847
Bonos de la Tesoreria de la Republica en pesos 144A Reg S 6.00%, 04/01/33	CLP	715,000	722,456
			2,867,517
China: 0.9%
Asian Infrastructure Investment Bank Reg S 4.25%, 01/27/27	PHP	39,000	654,266
Colombia: 1.7%
Colombian TES 11.50%, 07/25/46	COP	5,902,000	1,216,587
Costa Rica: 0.4%
Costa Rica Government International Bond Reg S
6.12%, 02/19/31	USD	160	161,400
7.00%, 04/04/44	USD	127	131,032
			292,432
Czech Republic: 3.2%
Czech Republic Government Bond
2.00%, 10/13/33	CZK	37,290	1,295,972
4.90%, 04/14/34	CZK	8,200	356,544
6.00%, 02/26/26	CZK	1,600	67,759
Czech Republic Government Bond Reg S 2.40%, 09/17/25	CZK	14,370	586,748
			2,307,023
Democratic Republic of the Congo: 1.8%
Congolese International Bond Reg S 6.00%, 06/30/29 (s)	USD	1,511	1,291,541
Dominican Republic: 0.6%
Dominican Republic International Bond Reg S 6.60%, 06/01/36 †	USD	415	412,717
Ecuador: 1.8%
Ecuador Government International Bond Reg S
5.50%, 07/31/35 (s)	USD	1,766	1,007,610
6.90%, 07/31/30 (s)	USD	374	261,635
			1,269,245
	Par (000’s)		Value
El Salvador: 0.3%
El Salvador Government International Bond 144A 0.25%, 04/17/30	USD	377	$7,467
El Salvador Government International Bond Reg S 7.62%, 02/01/41	USD	256	238,560
			246,027
Gabon: 0.1%
Gabon Government International Bond 144A 7.00%, 11/24/31	USD	103	76,843
Guatemala: 0.3%
Guatemala Government Bond Reg S 4.65%, 10/07/41	USD	318	244,979
Honduras: 0.4%
Honduras Government International Bond 144A 8.62%, 11/27/34	USD	197	195,966
Honduras Government International Bond Reg S 6.25%, 01/19/27	USD	99	96,265
			292,231
Hungary: 2.7%
Hungary Government Bond
3.00%, 08/21/30	HUF	165,000	355,366
7.00%, 10/24/35 †	HUF	285,000	741,195
9.50%, 10/21/26	HUF	326,370	867,429
			1,963,990
Indonesia: 4.3%
Indonesia Treasury Bond
6.38%, 04/15/32	IDR	20,304,000	1,214,140
6.62%, 02/15/34	IDR	15,802,000	957,069
6.75%, 07/15/35	IDR	12,006,000	732,771
7.00%, 09/15/30	IDR	3,501,000	217,277
			3,121,257
Israel: 0.7%
Israel Government International Bond 4.12%, 01/17/48 †	USD	664	506,632
Ivory Coast: 0.1%
Ivory Coast Government International Bond Reg S 5.75%, 12/31/32 (s)	USD	72	68,382
Jamaica: 0.2%
Jamaica Government International Bond 7.62%, 07/09/25	USD	122	123,771
Kenya: 0.5%
Republic of Kenya Government International Bond 144A 6.30%, 01/23/34	USD	411	324,452
Malaysia: 4.4%
Malaysia Government Bond 2.63%, 04/15/31	MYR	9,481	1,986,664

See Notes to Financial Statements

4

	Par (000’s)		Value
Malaysia (continued)
4.89%, 06/08/38	MYR	4,907	$1,201,341
			3,188,005
Mexico: 4.8%
Mexican Bonos
7.75%, 11/13/42	MXN	69,310	2,552,790
8.00%, 07/31/53	MXN	25,930	944,124
			3,496,914
Morocco: 0.5%
Morocco Government International Bond Reg S 2.00%, 09/30/30	EUR	400	371,129
Nigeria: 1.6%
Nigeria Government International Bond Reg S 8.25%, 09/28/51	USD	1,473	1,177,513
Oman: 0.3%
Oman Government International Bond 144A 6.75%, 01/17/48 †	USD	209	212,224
Papua New Guinea: 0.5%
Papua New Guinea Government International Bond Reg S 8.38%, 10/04/28	USD	371	368,204
Philippines: 2.1%
Philippine Government International Bond 6.25%, 01/14/36	PHP	86,289	1,491,428
Poland: 3.0%
Republic of Poland Government Bond
1.75%, 04/25/32	PLN	3,673	683,351
4.75%, 07/25/29	PLN	3,278	768,784
6.00%, 10/25/33	PLN	3,027	742,550
			2,194,685
Qatar: 1.3%
Qatar Government International Bond Reg S 5.10%, 04/23/48	USD	967	919,216
Saudi Arabia: 1.6%
Saudi Government International Bond Reg S 3.75%, 01/21/55	USD	1,691	1,125,743
Senegal: 0.1%
Senegal Government International Bond 144A 6.25%, 05/23/33	USD	90	72,175
Singapore: 0.3%
Singapore Government Bond 3.38%, 09/01/33	SGD	316	240,519
South Africa: 6.9%
Republic of South Africa Government Bond 8.75%, 01/31/44	ZAR	17,288	743,357
	Par (000’s)		Value
South Africa (continued)
9.00%, 01/31/40	ZAR	43,499	$1,963,480
10.50%, 12/21/26	ZAR	41,137	2,270,574
			4,977,411
South Korea: 1.0%
Korea Treasury Bond 4.12%, 12/10/33	KRW	985,000	726,051
Sri Lanka: 2.6%
Sri Lanka Government International Bond 144A
3.10%, 01/15/30 (s)	USD	296	245,299
3.35%, 03/15/33 (s)	USD	580	441,326
3.60%, 06/15/35 (s)	USD	391	283,787
3.60%, 05/15/36 (s)	USD	272	207,141
3.60%, 02/15/38 (s)	USD	544	416,525
4.00%, 04/15/28	USD	334	313,139
			1,907,217
Thailand: 4.3%
Thailand Government Bond
1.58%, 12/17/35	THB	31,852	869,640
3.39%, 06/17/37	THB	68,235	2,204,065
			3,073,705
Tunisia: 1.5%
Tunisian Republic 3.28%, 08/09/27	JPY	200,000	1,064,171
Turkey: 1.8%
Turkiye Government Bond 31.08%, 11/08/28	TRY	47,552	1,330,559
Uganda: 0.6%
Republic of Uganda Government Bonds 14.38%, 02/03/33	UGX	1,710,000	425,018
United Arab Emirates: 1.5%
UAE International Government Bond Reg S 4.95%, 07/07/52	USD	1,208	1,108,295
Uruguay: 1.5%
Uruguay Government International Bond 9.75%, 07/20/33	UYU	30,386	695,889
Uruguay Government International Bond Reg S 8.50%, 03/15/28	UYU	15,895	356,632
			1,052,521
Uzbekistan: 0.2%
Republic of Uzbekistan International Bond Reg S 3.90%, 10/19/31	USD	189	155,765
Zambia: 2.2%
Zambia Government Bond
13.00%, 12/17/28	ZMW	8,500	248,693
13.00%, 01/25/31	ZMW	41,444	1,103,240
13.00%, 12/27/31	ZMW	890	22,816
13.00%, 03/23/32	ZMW	7,500	190,485
			1,565,234
Total Government Obligations (Cost: $55,219,212)			53,816,196

See Notes to Financial Statements

5

EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(continued)

	Number of Shares	Value
MONEY MARKET FUND: 5.2% (Cost: $3,737,774)
Invesco Treasury Portfolio - Institutional Class	3,737,774	$3,737,774

Total Investments Before Collateral for Securities Loaned: 100.7% (Cost: $74,516,638)		72,734,543
	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.2%
Money Market Fund: 2.2% (Cost: $1,561,169)
State Street Navigator Securities Lending Government Money Market Portfolio	1,561,169	$1,561,169
Total Investments: 102.9% (Cost: $76,077,807)		74,295,712
Liabilities in excess of other assets: (2.9)%		(2,089,703)
NET ASSETS: 100.0%		$72,206,009

Definitions:
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UGX	Ugandan Shilling
UYU	Uruguayan Peso
ZAR	South African Rand
ZMW	Zambian Kwacha

Footnotes:
†	Security fully or partially on loan. Total market value of securities on loan is $2,453,736.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
*	Non-income producing
(d)	Security in default
(s)	The rate shown reflects the rate in effect at December 31, 2024. Coupon adjusts periodically based upon a predetermined schedule

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $8,579,312, or 11.9% of net assets.

See Notes to Financial Statements

6

The summary of inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds
Argentina	$—	$573,883	$—	$573,883
Bahrain	—	753,858	—	753,858
Cayman Islands	—	1,450,246	—	1,450,246
China	—	761,133	—	761,133
Colombia	—	1,347,607	—	1,347,607
Guyana	—	—	196,950	196,950
Hong Kong	—	2,601,055	—	2,601,055
Indonesia	—	245,851	—	245,851
Kazakhstan	—	311,631	—	311,631
Luxembourg	—	1,156,310	—	1,156,310
Mauritius	—	105,984	—	105,984
Mexico	—	2,355,804	—	2,355,804
Peru	—	774,684	—	774,684
Spain	—	977,402	—	977,402
Turkey	—	403,554	—	403,554
United Kingdom	—	603,287	—	603,287
United States	—	561,334	—	561,334
Government Obligations *	—	53,816,196	—	53,816,196
Money Market Funds	5,298,943	—	—	5,298,943
Total Investments	$5,298,943	$68,799,819	$196,950	$74,295,712

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

7

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

December 31, 2024

	Number of Shares	Value
COMMON STOCKS: 98.2%
Brazil: 9.8%
Arcos Dorados Holdings, Inc. (USD)	531,000	$3,865,680
Fleury SA	1,049,815	2,051,786
JSL SA	3,567,100	3,123,689
MercadoLibre, Inc. (USD) *	13,350	22,700,874
NU Holdings Ltd. (USD) *	160,000	1,657,600
Rede D’Or Sao Luiz SA 144A *	973,000	4,002,706
Smartfit Escola de Ginastica e Danca SA *	729,200	1,997,831
		39,400,166
China: 26.1%
BYD Co. Ltd. (HKD)	144,000	4,897,891
Full Truck Alliance Co. Ltd. (ADR)	835,000	9,034,700
Galaxy Entertainment Group Ltd. (HKD)	900,000	3,788,670
H World Group Ltd. (ADR)	63,000	2,080,890
JD.com, Inc. (ADR)	75,000	2,600,250
KE Holdings, Inc. (ADR)	443,000	8,160,060
Meituan (HKD) 144A *	335,090	6,515,275
MINISO Group Holding Ltd. (ADR) †	180,000	4,300,200
NetEase, Inc. (HKD)	254,900	4,537,175
PDD Holdings, Inc. (ADR) *	68,000	6,595,320
Ping An Bank Co. Ltd.	3,869,969	6,171,430
Prosus NV (EUR)	507,000	20,140,492
Proya Cosmetics Co. Ltd.	204,920	2,366,399
Shenzhen Inovance Technology Co. Ltd.	339,364	2,709,168
Shenzhou International Group Holdings Ltd. (HKD)	297,800	2,348,760
Sungrow Power Supply Co. Ltd.	330,000	3,321,508
Tencent Holdings Ltd. (HKD)	135,000	7,205,331
Trip.com Group Ltd. (ADR) *	83,500	5,733,110
Yifeng Pharmacy Chain Co. Ltd.	753,663	2,479,790
		104,986,419
Egypt: 1.5%
Cleopatra Hospital *	10,142,355	1,605,939
Commercial International Bank	2,850,000	4,400,570
		6,006,509
Georgia: 3.1%
Bank of Georgia Group Plc (GBP)	213,000	12,559,434
Germany: 0.6%
Delivery Hero SE 144A *	90,000	2,528,302
Greece: 2.4%
Eurobank Ergasias Services and Holdings SA	1,850,000	4,263,855
Piraeus Financial Holdings SA	1,378,300	5,486,102
		9,749,957
	Number of Shares	Value
Hungary: 1.6%
OTP Bank Nyrt	118,000	$6,448,968
India: 17.6%
Cholamandalam Investment and Finance Co. Ltd.	379,000	5,247,612
Delhivery Ltd. *	500,000	2,015,882
HDFC Bank Ltd.	264,000	5,456,984
HDFC Bank Ltd. (ADR)	85,000	5,428,100
Jio Financial Services Ltd. *	1,577,981	5,493,763
KEI Industries Ltd.	86,000	4,438,258
Oberoi Realty Ltd.	358,100	9,651,363
Phoenix Mills Ltd.	600,000	11,444,197
Reliance Industries Ltd.	1,190,000	16,866,669
Sterling and Wilson Renewable *	888,760	4,750,756
		70,793,584
Indonesia: 0.5%
Bank Rakyat Indonesia Persero Tbk PT	7,280,000	1,837,825
Kazakhstan: 2.8%
Kaspi.kz JSC (ADR)	121,000	11,459,910
Mexico: 1.6%
BBB Foods, Inc. (USD) *	95,000	2,686,600
Regional SAB de CV †	704,000	3,966,858
		6,653,458
Peru: 0.5%
Credicorp Ltd. (USD)	10,000	1,833,200
Philippines: 4.4%
Ayala Land, Inc.	3,800,000	1,710,360
Bloomberry Resorts Corp. *	42,562,800	3,354,959
International Container Terminal Services, Inc.	1,910,000	12,745,440
		17,810,759
Poland: 1.7%
InPost SA (EUR) *	400,000	6,828,855
Russia: 0.0%
Detsky Mir PJSC 144A *∞	11,544,900	0
Sberbank of Russia PJSC *∞	5,555,460	0
		0
Saudi Arabia: 1.2%
Al Rajhi Bank	135,000	3,393,336
Saudi National Bank	172,000	1,526,280
		4,919,616
South Korea: 3.3%
Samsung Biologics Co. Ltd. 144A *	6,000	3,844,605
SK Hynix, Inc.	82,000	9,396,406
		13,241,011
Taiwan: 13.3%
Chroma ATE, Inc.	650,000	8,087,518
Poya International Co. Ltd.	272,157	4,122,181
Taiwan Semiconductor Manufacturing Co. Ltd.	1,197,000	38,902,527
Wiwynn Corp.	32,000	2,540,395
		53,652,621

See Notes to Financial Statements

8

	Number of Shares	Value
Tanzania: 1.1%
Helios Towers Plc (GBP) *	3,700,000	$4,238,307
Turkey: 3.8%
MLP Saglik Hizmetleri AS 144A *	1,030,000	11,123,645
Sok Marketler Ticaret AS	1,320,000	1,535,504
Tofas Turk Otomobil Fabrikasi AS	478,700	2,775,720
		15,434,869
United Arab Emirates: 1.3%
Talabat Holding Plc *	13,797,100	5,258,828
Total Common Stocks (Cost: $310,849,888)		395,642,598

PREFERRED SECURITIES: 2.8%
Brazil: 0.5%
Itau Unibanco Holding SA	410,000	2,028,239
South Korea: 2.3%
Samsung Electronics Co. Ltd.	307,000	9,118,500
Total Preferred Securities (Cost: $15,207,861)		11,146,739

RIGHTS: 0.0% (Cost: $0)
Brazil: 0.0%
Smartfit Escola de Ginastica e Danca SA, BRL 16.10, exp. 02/04/25*	13,692	1,906

MONEY MARKET FUND: 1.3% (Cost: $5,079,575)
Invesco Treasury Portfolio - Institutional Class	5,079,575	5,079,575

Total Investments Before Collateral for Securities Loaned: 102.3% (Cost: $331,137,324)		411,870,818

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0% (Cost: $190,387)
State Street Navigator Securities Lending Government Money Market Portfolio	190,387	190,387
Total Investments: 102.3% (Cost: $331,327,711)		412,061,205
Liabilities in excess of other assets: (2.3)%		(9,222,300)
NET ASSETS: 100.0%		$402,838,905

See Notes to Financial Statements

9

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

(continued)

Definitions:

ADR	American Depositary Receipt
AED	United Arab Emirates Dirham
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $4,206,242.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $28,014,533, or 7.0% of net assets.

The summary of inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Brazil	$28,224,154	$11,176,012	$—	$39,400,166
China	58,645,022	46,341,397	—	104,986,419
Egypt	6,006,509	—	—	6,006,509
Georgia	12,559,434	—	—	12,559,434
Germany	2,528,302	—	—	2,528,302
Greece	—	9,749,957	—	9,749,957
Hungary	—	6,448,968	—	6,448,968
India	5,428,100	65,365,484	—	70,793,584
Indonesia	—	1,837,825	—	1,837,825
Kazakhstan	11,459,910	—	—	11,459,910
Mexico	6,653,458	—	—	6,653,458
Peru	1,833,200	—	—	1,833,200
Philippines	12,745,440	5,065,319	—	17,810,759
Poland	—	6,828,855	—	6,828,855
Russia	—	—	0	0
Saudi Arabia	—	4,919,616	—	4,919,616
South Korea	—	13,241,011	—	13,241,011
Taiwan	—	53,652,621	—	53,652,621
Tanzania	4,238,307	—	—	4,238,307
Turkey	13,899,365	1,535,504	—	15,434,869
United Arab Emirates	5,258,828	—	—	5,258,828
Preferred Securities *	—	11,146,739	—	11,146,739
Rights *	—	1,906	—	1,906
Money Market Funds	5,269,962	—	—	5,269,962
Total Investments	$174,749,991	$237,311,214	$0	$412,061,205

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

10

GLOBAL RESOURCES FUND

SCHEDULE OF INVESTMENTS

December 31, 2024

	Number of Shares	Value
COMMON STOCKS: 99.1%
Australia: 4.8%
Glencore Plc (GBP)	3,354,100	$14,772,046
Rio Tinto Plc (ADR)	153,000	8,997,930
		23,769,976
Brazil: 4.8%
JBS S/A	2,498,900	14,750,905
Suzano SA *	869,700	8,747,568
		23,498,473
Canada: 18.1%
Agnico Eagle Mines Ltd. (USD)	120,206	9,401,311
Alamos Gold, Inc. (USD)	348,900	6,433,716
ARC Resources Ltd.	395,800	7,178,341
Barrick Gold Corp. (USD)	406,145	6,295,248
Capstone Copper Corp. * †	723,000	4,471,439
Cenovus Energy, Inc. (USD)	155,700	2,358,855
Franco-Nevada Corp. (USD)	58,200	6,843,738
Ivanhoe Mines Ltd. * †	238,064	2,825,400
Kinross Gold Corp. (USD)	980,700	9,091,089
Nutrien Ltd. (USD) †	148,971	6,666,452
Pan American Silver Corp. (USD)	265,400	5,366,388
Suncor Energy, Inc.	226,700	8,092,092
Teck Resources Ltd. (USD) †	218,400	8,851,752
West Fraser Timber Co. Ltd. †	56,700	4,912,856
		88,788,677
China: 1.2%
PetroChina Co. Ltd. (HKD)	7,577,000	5,927,887
France: 5.2%
Nexans SA	95,730	10,341,855
TotalEnergies SE	269,900	15,037,436
		25,379,291
Jersey, Channel Islands: 0.9%
Yellow Cake Plc 144A *	721,700	4,521,909
Netherlands: 0.8%
OCI NV * †	367,035	4,110,987
South Africa: 3.7%
Anglo American Plc (GBP)	466,399	13,790,089
Gold Fields Ltd. (ADR)	321,600	4,245,120
		18,035,209
Spain: 0.0%
Soltec Power Holdings SA * †∞	84,100	119,046
Turkey: 1.0%
Eldorado Gold Corp. (USD) * †	313,600	4,663,232
United Kingdom: 4.8%
Shell Plc (ADR)	379,200	23,756,880
United States: 53.3%
Antero Resources Corp. *	239,600	8,397,980
Archer-Daniels-Midland Co.	90,900	4,592,268
Baker Hughes Co.	83,500	3,425,170
Ball Corp.	83,700	4,614,381
	Number of Shares	Value
United States (continued)
Bunge Global SA	93,800	$7,293,888
CECO Environmental Corp. * †	139,463	4,215,966
Chevron Corp.	84,000	12,166,560
Commercial Metals Co.	106,400	5,277,440
ConocoPhillips	58,741	5,825,345
Corteva, Inc.	233,666	13,309,615
Diamondback Energy, Inc.	22,611	3,704,360
EQT Corp.	210,900	9,724,599
Expand Energy Corp. †	90,900	9,049,095
Exxon Mobil Corp.	221,480	23,824,604
FMC Corp.	72,200	3,509,642
Freeport-McMoRan, Inc.	392,700	14,954,016
Graphic Packaging Holding Co. †	195,000	5,296,200
HA Sustainable Infrastructure Capital, Inc. †	372,077	9,982,826
Hormel Foods Corp.	169,100	5,304,667
Ingredion, Inc.	32,500	4,470,700
Kirby Corp. *	62,100	6,570,180
Liberty Energy, Inc. †	68,400	1,360,476
Marathon Petroleum Corp.	15,500	2,162,250
MasTec, Inc. *	84,900	11,558,286
Mosaic Co.	81,700	2,008,186
MP Materials Corp. * †	228,700	3,567,720
Newmont Corp.	204,155	7,598,649
Nucor Corp.	37,400	4,364,954
Ormat Technologies, Inc. †	116,040	7,858,229
Permian Resources Corp.	495,074	7,119,164
Phillips 66	71,300	8,123,209
ProPetro Holding Corp. *	137,500	1,282,875
Quanta Services, Inc.	8,900	2,812,845
Steel Dynamics, Inc.	35,400	4,038,078
Tyson Foods, Inc.	183,900	10,563,216
United States Steel Corp. †	114,800	3,902,052
Valero Energy Corp.	65,300	8,005,127
Weyerhaeuser Co.	357,800	10,072,070
		261,906,888
Zambia: 0.5%
First Quantum Minerals Ltd. (CAD) *	181,300	2,337,117
Total Common Stocks (Cost: $417,388,239)		486,815,572

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0% (Cost: $74,171)
State Street Navigator Securities Lending Government Money Market Portfolio	74,171	74,171

See Notes to Financial Statements

11

GLOBAL RESOURCES FUND

SCHEDULE OF INVESTMENTS

(continued)

	Number of Shares	Value
Total Investments: 99.1% (Cost: $417,462,410)		$486,889,743
Other assets less liabilities: 0.9%		4,441,717
NET ASSETS: 100.0%		$491,331,460

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $48,267,750.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Restricted securities held by the Fund as of December 31, 2024 are as follows:

The summary of inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$8,997,930	$14,772,046	$—	$23,769,976
Brazil	—	23,498,473	—	23,498,473
Canada	88,788,677	—	—	88,788,677
China	—	5,927,887	—	5,927,887
France	—	25,379,291	—	25,379,291
Jersey, Channel Islands	—	4,521,909	—	4,521,909
Netherlands	—	4,110,987	—	4,110,987
South Africa	4,245,120	13,790,089	—	18,035,209
Spain	—	—	119,046	119,046
Turkey	4,663,232	—	—	4,663,232
United Kingdom	23,756,880	—	—	23,756,880
United States	261,906,888	—	—	261,906,888
Zambia	2,337,117	—	—	2,337,117
Money Market Fund	74,171	—	—	74,171
Total Investments	$394,770,015	$92,000,682	$119,046	$486,889,743

See Notes to Financial Statements

12

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

December 31, 2024

	Number of Shares	Value
COMMON STOCKS: 94.4%
Australia: 14.9%
Bellevue Gold Ltd. *	13,146,863	$9,093,429
De Grey Mining Ltd. *	12,193,348	13,258,285
Emerald Resources NL * †	4,696,751	9,398,543
Northern Star Resources Ltd.	1,940,000	18,432,272
OceanaGold Corp. (CAD)	5,186,200	14,359,509
Perseus Mining Ltd.	1,632,600	2,585,830
Predictive Discovery Ltd. *	82,421,400	11,692,680
Spartan Resources Ltd.	5,356,149	4,674,417
Spartan Resources Ltd. * †	8,300,000	7,213,104
Westgold Resources Ltd. (CAD) *	4,149,287	7,274,134
		97,982,203
Brazil: 4.1%
Wheaton Precious Metals Corp. (USD) †	486,293	27,349,118
Canada: 57.2%
Agnico Eagle Mines Ltd. (USD)	570,348	44,606,917
Alamos Gold, Inc. (USD)	2,562,823	47,258,456
Allied Gold Corp. * †	1,242,768	2,948,164
Artemis Gold, Inc. *	1,728,800	16,536,923
Barrick Gold Corp. (USD)	684,300	10,606,650
Bear Creek Mining Corp. * ø	948,000	224,230
Calibre Mining Corp. *	4,577,214	6,846,158
Franco-Nevada Corp. (USD)	169,600	19,943,264
G Mining Ventures Corp. *	4,425,525	33,250,318
Galiano Gold, Inc. *	5,792,840	7,213,596
Galway Metals, Inc. * ‡	5,301,789	1,954,815
Kinross Gold Corp. (USD)	4,021,618	37,280,399
Liberty Gold Corp. * ‡	33,994,411	6,148,768
Liberty Gold Corp. * ‡ ø	10,822,000	1,957,439
Lundin Gold, Inc.	1,118,900	23,865,508
MAG Silver Corp. * †	1,053,800	14,317,517
Osisko Gold Royalties Ltd. (USD)	1,697,400	30,722,940
Pan American Silver Corp. (USD)	1,523,900	30,813,258
Silver Tiger Metals, Inc. *	5,982,500	936,424
Skeena Resources Ltd. * †	1,264,550	10,996,469
Snowline Gold Corp. * †	2,462,000	8,752,179
Thesis Gold, Inc. * ‡	11,443,268	4,537,662
Torex Gold Resources, Inc. *	569,500	11,220,036
West Red Lake Gold Mines Ltd. * †	11,157,000	4,656,997
		377,595,087
Ivory Coast: 1.7%
Montage Gold Corp. (CAD) *	7,705,300	11,149,622
South Africa: 6.4%
Anglogold Ashanti Plc (USD)	987,100	22,782,268
Gold Fields Ltd. (ADR) †	1,489,400	19,660,080
		42,442,348
Turkey: 1.5%
Eldorado Gold Corp. (USD) *	653,133	9,712,088
United States: 8.6%
Freeport-McMoRan, Inc.	233,800	8,903,104
	Number of Shares	Value
United States (continued)
Newmont Corp.	721,926	$26,870,086
Royal Gold, Inc.	159,200	20,990,520
		56,763,710
Total Common Stocks (Cost: $400,535,152)		622,994,176

WARRANTS: 0.1% (Cost: $0)
Canada: 0.1%
Liberty Gold Corp., CAD 0.45, exp. 05/17/26‡∞ ø	6,624,810	166,301

EXCHANGE TRADED FUND: 4.8%(a) (Cost: $26,027,264)
United States: 4.8%
SPDR Gold MiniShares Trust *	608,000	31,609,920

MONEY MARKET FUND: 1.0% (Cost: $6,898,348)
Invesco Treasury Portfolio - Institutional Class	6,898,348	6,898,348

Total Investments Before Collateral for Securities Loaned: 100.3% (Cost: $433,460,764)		661,668,745

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.0%
Money Market Fund: 4.0% (Cost: $26,528,732)
State Street Navigator Securities Lending Government Money Market Portfolio	26,528,732	26,528,732
Total Investments: 104.3% (Cost: $459,989,496)		688,197,477
Liabilities in excess of other assets: (4.3)%		(28,212,521)
NET ASSETS: 100.0%		$659,984,956

See Notes to Financial Statements

13

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

(continued)

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $38,646,602.
ø	Restricted Security – the aggregate value of restricted securities is $2,347,970, or 0.4% of net assets
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a)	The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov.

Restricted securities held by the Fund as of December 31, 2024 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Bear Creek Mining Corp.	08/15/2005	948,000	$2,824,202	$224,230	0.1%
Liberty Gold Corp.	10/04/2021	10,822,000	5,624,767	1,957,439	0.3%
Liberty Gold Corp. *	05/17/2024	6,624,810	0	166,301	0.0%
			$8,448,969	$2,347,970	0.4%

Footnotes:

*	Warrants

Transactions in securities of affiliates for the year ended December 31, 2024 were as follows:

	Value 12/31/2023	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/2024	Dividend Income
Galway Metals, Inc.	$1,620,486	$–	$–	$–	$334,329	$1,954,815	$–
Goldsource Mines, Inc.	862,838	–	(1,515,528)	(1,555,916)	2,208,606	–	–
Liberty Gold Corp.	4,945,568	3,407,574	(76,093)	(88,426)	(2,039,855)	6,148,768	–
Liberty Gold Corp.ø	–(a)	–	–	–	(615,241)	1,957,439	–
Liberty Gold Corp.*ø	–	–	–	–	166,301	166,301	–
Thesis Gold, Inc.	–(a)	4,539,383	(658,046)	(3,853,512)	2,717,966	4,537,662	–
West Red Lake Gold Mines Ltd.	6,904,449	–	–	–	(2,247,452)	–(b)	–
Total	$14,333,341	$7,946,957	$(2,249,667)	$(5,497,854)	$524,654	$14,764,985	$–

Footnotes:

ø	Restricted Security.
(a)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.
*	Warrants
(b)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

See Notes to Financial Statements

14

The summary of inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$26,308,060	$71,674,143	$—	$97,982,203
Brazil	27,349,118	—	—	27,349,118
Canada	375,413,418	2,181,669	—	377,595,087
Ivory Coast	11,149,622	—	—	11,149,622
South Africa	42,442,348	—	—	42,442,348
Turkey	9,712,088	—	—	9,712,088
United States	56,763,710	—	—	56,763,710
Warrants *	—	—	166,301	166,301
Exchange Traded Fund	31,609,920	—	—	31,609,920
Money Market Funds	33,427,080	—	—	33,427,080
Total Investments	$614,175,364	$73,855,812	$166,301	$688,197,477

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

15

VANECK MORNINGSTAR WIDE MOAT FUND

SCHEDULE OF INVESTMENTS

December 31, 2024

	Number of Shares	Value
COMMON STOCKS: 99.9%
Banks: 2.6%
US Bancorp	17,069	$816,410
Capital Goods: 15.3%
Allegion plc	5,878	768,137
Boeing Co. *	4,955	877,035
Emerson Electric Co.	3,926	486,549
Honeywell International, Inc.	1,948	440,034
Huntington Ingalls Industries, Inc.	3,721	703,157
IDEX Corp.	2,015	421,719
Masco Corp.	5,268	382,299
Northrop Grumman Corp.	879	412,506
Otis Worldwide Corp.	4,345	402,391
		4,893,827
Commercial & Professional Services: 3.6%
Equifax, Inc.	1,591	405,467
TransUnion	8,144	755,030
		1,160,497
Consumer Discretionary Distribution & Retail: 1.4%
Amazon.com, Inc. *	2,106	462,035
Consumer Durables & Apparel: 2.4%
NIKE, Inc.	10,235	774,483
Financial Services: 3.8%
Charles Schwab Corp.	6,261	463,376
MarketAxess Holdings, Inc.	3,371	761,981
		1,225,357
Food, Beverage & Tobacco: 9.4%
Altria Group, Inc.	15,228	796,272
Brown-Forman Corp.	18,058	685,843
Constellation Brands, Inc.	1,743	385,203
Mondelez International, Inc.	6,621	395,472
The Campbell’s Company	17,911	750,113
		3,012,903
Health Care Equipment & Services: 7.3%
GE HealthCare Technologies, Inc.	9,588	749,590
Veeva Systems, Inc. *	3,655	768,464
Zimmer Biomet Holdings, Inc.	7,742	817,787
		2,335,841
Household & Personal Products: 4.8%
Estee Lauder Cos, Inc.	9,926	744,252
Kenvue, Inc.	36,429	777,759
		1,522,011
Materials: 6.1%
Air Products and Chemicals, Inc.	1,445	419,108
Corteva, Inc.	14,158	806,439
International Flavors & Fragrances, Inc.	8,638	730,343
		1,955,890
Media & Entertainment: 5.6%
Alphabet, Inc.	4,630	876,459
Walt Disney Co.	8,152	907,725
		1,784,184
	Number of Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences: 19.4%
Agilent Technologies, Inc.	5,841	$784,680
Amgen, Inc.	1,528	398,258
Bio-Rad Laboratories, Inc. *	2,463	809,120
Bristol-Myers Squibb Co.	15,770	891,951
Danaher Corp.	1,776	407,681
Gilead Sciences, Inc.	9,432	871,234
Merck & Co., Inc.	4,189	416,721
Pfizer, Inc.	30,143	799,694
Thermo Fisher Scientific, Inc.	783	407,340
West Pharmaceutical Services, Inc.	1,314	430,414
		6,217,093
Semiconductors & Semiconductor Equipment: 9.4%
Lam Research Corp.	4,977	359,489
Microchip Technology, Inc.	11,954	685,562
Monolithic Power Systems, Inc.	670	396,439
NXP Semiconductors NV	3,608	749,923
Teradyne, Inc.	6,418	808,154
		2,999,567
Software & Services: 6.3%
Adobe, Inc. *	1,442	641,229
Autodesk, Inc. *	1,517	448,380
Microsoft Corp.	927	390,730
Salesforce, Inc.	1,566	523,561
		2,003,900
Transportation: 2.5%
United Parcel Service, Inc.	6,356	801,492
Total Common Stocks (Cost: $29,913,994)		31,965,490

MONEY MARKET FUND: 0.1% (Cost: $38,778)
Invesco Treasury Portfolio - Institutional Class	38,778	38,778

Total Investments: 100.0% (Cost: $29,952,772)		32,004,268
Liabilities in excess of other assets: 0.0%		(9,621)
NET ASSETS: 100.0%		$31,994,647

See Notes to Financial Statements

16

Footnotes:

*	Non-income producing

The summary of inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$31,965,490	$—	$—	$31,965,490
Money Market Fund	38,778	—	—	38,778
Total Investments	$32,004,268	$—	$—	$32,004,268

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

17

VANECK FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2024

	CM Commodity Index Fund (a)	Emerging Markets Bond Fund	Emerging Markets Fund	Global Resources Fund
Assets:
Investments, at value (1) (2)	$537,690,753	$72,734,543	$411,870,818	$486,815,572
Short-term investments held as collateral for securities loaned (3)	7,001,402	1,561,169	190,387	74,171
Total return swap contracts, at value	4,492,333	—	—	—
Cash	1,871,407	6,731	32,204	40,493
Cash denominated in foreign currency, at value (4)	—	1,769	513,837	7,590
Receivables:
Investment securities sold	—	—	1,072,395	6,556,066
Shares of beneficial interest sold	2,803,902	164,516	653,698	2,321,569
Dividends and interest	89,046	1,929,232	539,609	1,135,181
Prepaid expenses	16,313	7,322	17,816	25,237
Other assets	35,326	12,555	—	—
Total assets	554,000,482	76,417,837	414,890,764	496,975,879
Liabilities:
Payables:
Shares of beneficial interest redeemed	7,471,216	2,459,459	3,740,116	3,432,339
Collateral for securities loaned	7,001,402	1,561,169	190,387	74,171
Line of credit	—	—	—	484,076
Due to Adviser	184,418	6,082	259,538	384,790
Due to Distributor	3,266	1,883	15,373	32,803
Deferred Trustee fees	440,104	28,947	1,343,995	589,189
Accrued expenses	201,263	154,288	466,594	647,051
Accrued foreign taxes	—	—	6,035,856	—
Total liabilities	15,301,669	4,211,828	12,051,859	5,644,419
NET ASSETS	$538,698,813	$72,206,009	$402,838,905	$491,331,460
Net Assets consist of:
Aggregate paid in capital	$534,341,938	$107,644,366	$645,652,441	$1,351,982,235
Total distributable earnings (loss)	4,356,875	(35,438,357)	(242,813,536)	(860,650,775)
NET ASSETS	$538,698,813	$72,206,009	$402,838,905	$491,331,460
(1) Includes Investment in securities on loan, at market value	$82,607,562	$2,453,736	$4,206,242	$48,267,750
(2) Cost of investments	$537,453,353	$74,516,638	$331,137,324	$417,388,239
(3) Cost of short-term investments held as collateral for securities loaned	$7,001,402	$1,561,169	$190,387	$74,171
(4) Cost of cash denominated in foreign currency	$—	$1,775	$513,578	$7,602

See Notes to Financial Statements

18

VANECK FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2024 (continued)

	CM Commodity Index Fund (a)	Emerging Markets Bond Fund	Emerging Markets Fund	Global Resources Fund
Class A Shares:
Net Assets	$15,056,989	$8,448,654	$37,355,903	$101,770,399
Shares of beneficial interest outstanding	229,483	1,624,349	2,823,139	2,793,479
Net asset value and redemption price per share	$65.61	$5.20	$13.23	$36.43
Maximum offering price per share (Net asset value per share ÷ 94.25%)	$69.62	$5.52	$14.04	$38.65
Class C Shares:
Net Assets	N/A	N/A	$5,223,041	$6,686,265
Shares of beneficial interest outstanding	N/A	N/A	459,219	218,892
Net asset value and redemption price per share (Redemption may be subject to a contingent deferred sales charge within one year of ownership)	N/A	N/A	$11.37	$30.55
Class I Shares:
Net Assets	$106,167,948	$17,745,084	$67,381,126	$260,716,178
Shares of beneficial interest outstanding	1,556,594	3,427,890	4,770,814	6,793,303
Net asset value and redemption price per share	$68.21	$5.18	$14.12	$38.38
Class Y Shares:
Net Assets	$417,473,876	$46,012,271	$236,019,578	$122,158,618
Shares of beneficial interest outstanding	6,151,014	8,825,818	17,489,866	3,282,321
Net asset value and redemption price per share	$67.87	$5.21	$13.49	$37.22
Class Z Shares:
Net Assets	N/A	N/A	$56,859,257	N/A
Shares of beneficial interest outstanding	N/A	N/A	4,013,361	N/A
Net asset value and redemption price per share	N/A	N/A	$14.17	N/A

(a)	Consolidated Statement of Assets and Liabilities

See Notes to Financial Statements

19

VANECK FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2024

	International Investors Gold Fund (a)	Morningstar Wide Moat Fund
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$646,903,760	$32,004,268
Affiliated issuers (3)	14,764,985	—
Short-term investments held as collateral for securities loaned (4)	26,528,732	—
Cash	46,935	—
Receivables:
Investment securities sold	2,066,822	—
Shares of beneficial interest sold	374,663	1,734
Due from Adviser	—	18,416
Dividends and interest	107,086	50,897
Prepaid expenses	35,569	2,981
Other assets	50,493	3,705
Total assets	690,879,045	32,082,001
Liabilities:
Payables:
Shares of beneficial interest redeemed	1,139,187	—
Collateral for securities loaned	26,528,732	—
Due to Adviser	371,433	—
Due to custodian	1,830,349	9,552
Due to Distributor	93,034	—
Deferred Trustee fees	605,711	12,848
Accrued expenses	325,643	64,954
Total liabilities	30,894,089	87,354
NET ASSETS	$659,984,956	$31,994,647
Net Assets consist of:
Aggregate paid in capital	$765,036,023	$29,502,680
Total distributable earnings (loss)	(105,051,067)	2,491,967
NET ASSETS	$659,984,956	$31,994,647
(1) Includes Investment in securities on loan, at market value	$38,646,602	$—
(2) Cost of investments - Unaffiliated issuers	$400,841,997	$29,952,772
(3) Cost of investments - Affiliated issuers	$32,618,767	$—
(4) Cost of short-term investments held as collateral for securities loaned	$26,528,732	$—

See Notes to Financial Statements

20

VANECK FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2024 (continued)

	International Investors Gold Fund (a)	Morningstar Wide Moat Fund
Class A Shares:
Net Assets	$264,483,190	N/A
Shares of beneficial interest outstanding	25,426,915	N/A
Net asset value and redemption price per share	$10.40	N/A
Maximum offering price per share (Net asset value per share ÷ 94.25%)	$11.04	N/A
Class C Shares:
Net Assets	$30,324,810	N/A
Shares of beneficial interest outstanding	3,635,128	N/A
Net asset value and redemption price per share (Redemption may be subject to a contingent deferred sales charge within one year of ownership)	$8.34	N/A
Class I Shares:
Net Assets	$118,496,433	$4,023,423
Shares of beneficial interest outstanding	8,041,095	124,082
Net asset value and redemption price per share	$14.74	$32.43
Class Y Shares:
Net Assets	$246,680,523	N/A
Shares of beneficial interest outstanding	22,859,887	N/A
Net asset value and redemption price per share	$10.79	N/A
Class Z Shares:
Net Assets	N/A	$27,971,224
Shares of beneficial interest outstanding	N/A	878,502
Net asset value and redemption price per share	N/A	$31.84

(a)	Consolidated Statement of Assets and Liabilities

See Notes to Financial Statements

21

VANECK FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2024

	CM Commodity Index Fund(a)	Emerging Markets Bond Fund	Emerging Markets Fund	Global Resources Fund
Income:
Dividends - unaffiliated issuers	$1,436,563	$132,992	$9,794,835	$23,613,399
Interest	26,430,529	6,804,489	2,339	—
Securities lending income	97,733	5,586	20,666	129,637
Net of foreign taxes reclaimed/(withheld)	—	(92,093)	(972,549)	(711,920)
Total income	27,964,825	6,850,974	8,845,291	23,031,116
Expenses:
Management fees	3,511,117	629,432	3,951,333	5,973,986
Administration fees	—	—	1,317,111	—
Distribution fees – Class A	57,179	21,045	129,918	290,157
Distribution fees – Class C	—	—	72,998	81,211
Transfer agent fees – Class A	59,669	29,048	103,434	256,794
Transfer agent fees – Class C	—	—	28,527	32,446
Transfer agent fees – Class I	120,728	60,331	131,023	274,231
Transfer agent fees – Class Y	660,455	88,771	295,062	225,579
Transfer agent fees – Class Z	—	—	15,757	—
Custodian fees	25,879	29,529	256,419	46,624
Professional fees	115,944	110,757	99,975	103,872
Registration fees – Class A	15,870	12,809	8,108	16,218
Registration fees – Class C	—	—	15,004	15,322
Registration fees – Class I	14,669	12,727	19,830	24,629
Registration fees – Class Y	44,201	24,214	13,688	21,701
Registration fees – Class Z	—	—	14,151	—
Reports to shareholders	106,073	28,578	25,954	46,313
Insurance	30,389	13,962	38,308	45,812
Trustees’ fees and expenses	126,832	18,602	124,741	129,332
Interest	—	8,747	96,564	9,797
Taxes	135	505	504	790
Other	15,299	9,611	18,798	20,078
Total expenses	4,904,439	1,098,668	6,777,207	7,614,892
Expenses assumed by the Adviser	(1,126,345)	(346,018)	(788,502)	(911,771)
Net expenses	3,778,094	752,650	5,988,705	6,703,121
Net investment income	24,186,731	6,098,324	2,856,586	16,327,995
Net realized gain (loss) on:
Investments - unaffiliated issuers (1)	(62)	1,117,864	33,936,026	28,468,225
Capital gain distributions from investment companies	—	—	—	187,572
Swap contracts	(20,727,818)	—	—	—
Forward foreign currency contracts	—	4,848	—	—
Foreign currency transactions and foreign denominated assets and liabilities	—	(72,025)	(937,174)	(208,266)
Net realized gain (loss)	(20,727,880)	1,050,687	32,998,852	28,447,531
Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers (2)	143,586	(4,844,762)	(30,886,457)	(60,669,323)
Swap contracts	21,465,173	—	—	—
Foreign currency translations and foreign denominated assets and liabilities	—	(48,743)	(7,567)	(28,784)
Net change in unrealized appreciation (depreciation)	21,608,759	(4,893,505)	(30,894,024)	(60,698,107)
Net increase (decrease) in net assets resulting from operations	$25,067,610	$2,255,506	$4,961,414	$(15,922,581)
(1) Net of foreign taxes	$—	$6,372	$3,552,277	$—
(2) Net of foreign taxes	$—	$488	$(867,380)	$—

(a)	Consolidated Statement of Operations

See Notes to Financial Statements

22

VANECK FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2024

	International Investors Gold Fund(a)	Morningstar Wide Moat Fund
Income:
Dividends - unaffiliated issuers	$9,148,008	$564,277
Interest	308	—
Securities lending income	385,325	141
Net of foreign taxes reclaimed/(withheld)	(1,023,370)	(262)
Total income	8,510,271	564,156
Expenses:
Management fees	5,213,205	136,482
Administration fees	1,813,871	—
Distribution fees – Class A	679,237	—
Distribution fees – Class C	330,520	—
Transfer agent fees – Class A	372,636	—
Transfer agent fees – Class C	59,906	—
Transfer agent fees – Class I	120,999	20,440
Transfer agent fees – Class Y	269,055	—
Transfer agent fees – Class Z	—	15,132
Custodian fees	46,092	18,523
Professional fees	112,172	89,649
Registration fees – Class A	12,679	—
Registration fees – Class C	16,006	—
Registration fees – Class I	22,612	18,231
Registration fees – Class Y	19,868	—
Registration fees – Class Z	—	18,194
Reports to shareholders	53,030	16,118
Insurance	44,266	5,646
Trustees’ fees and expenses	169,801	8,940
Interest	13,268	590
Taxes	2,596	504
Other	20,266	4,673
Total expenses	9,392,085	353,122
Expenses assumed by the Adviser	(278,661)	(197,381)
Net expenses	9,113,424	155,741
Net investment income (loss)	(603,153)	408,415
Net realized gain (loss) on:
Investments - unaffiliated issuers	153,016,113	3,311,506
Investments - affiliated issuers	(5,497,854)	—
Forward foreign currency contracts	(3,032)	—
Foreign currency transactions and foreign denominated assets and liabilities	(341,182)	—
Net realized gain	147,174,045	3,311,506
Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(39,730,721)	(542,290)
Investments - affiliated issuers	524,655	—
Foreign currency translations and foreign denominated assets and liabilities	3,225	—
Net change in unrealized appreciation (depreciation)	(39,202,841)	(542,290)
Net increase in net assets resulting from operations	$107,368,051	$3,177,631

(a)	Consolidated Statement of Operations

See Notes to Financial Statements

23

VANECK FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CM Commodity Index Fund (a)		Emerging Markets Bond Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations:
Net investment income	$24,186,731	$23,839,894	$6,098,324	$4,142,986
Net realized gain (loss)	(20,727,880)	(14,947,056)	1,050,687	(1,610,032)
Net change in unrealized appreciation (depreciation)	21,608,759	(22,032,234)	(4,893,505)	3,340,130
Net increase (decrease) in net assets resulting from operations	25,067,610	(13,139,396)	2,255,506	5,873,084
Distributions to shareholders from:
Distributable earnings
Class A	(479,529)	(906,235)	(511,636)	(339,047)
Class I	(3,963,544)	(4,894,664)	(1,959,847)	(1,182,324)
Class Y	(14,307,117)	(12,449,594)	(3,300,154)	(1,408,544)
	(18,750,190)	(18,250,493)	(5,771,637)	(2,929,915)
Return of capital
Class A	—	—	—	(171,175)
Class I	—	—	—	(596,580)
Class Y	—	—	—	(711,118)
	—	—	—	(1,478,873)
Total distributions	(18,750,190)	(18,250,493)	(5,771,637)	(4,408,788)
Share transactions:
Proceeds from sale of shares
Class A	6,360,660	18,105,631	4,711,050	9,688,303
Class I	51,143,370	72,884,419	5,052,356	34,840,981
Class Y	157,720,277	166,563,103	19,708,713	50,415,663
	215,224,307	257,553,153	29,472,119	94,944,947
Reinvestment of distributions
Class A	462,491	870,928	440,576	419,733
Class I	2,001,008	2,597,941	1,913,920	1,725,107
Class Y	14,212,204	12,071,878	3,177,378	2,065,108
	16,675,703	15,540,747	5,531,874	4,209,948
Cost of shares redeemed
Class A	(17,968,790)	(14,180,913)	(4,984,898)	(6,819,882)
Class I	(80,122,821)	(170,940,313)	(17,205,456)	(9,980,347)
Class Y	(96,593,613)	(140,405,599)	(22,110,283)	(8,284,813)
	(194,685,224)	(325,526,825)	(44,300,637)	(25,085,042)
Net increase (decrease) in net assets resulting from share transactions	37,214,786	(52,432,925)	(9,296,644)	74,069,853
Total increase (decrease) in net assets	43,532,206	(83,822,814)	(12,812,775)	75,534,149
Net Assets, beginning of year	495,166,607	578,989,421	85,018,784	9,484,635
Net Assets, end of year	$538,698,813	$495,166,607	$72,206,009	$85,018,784

(a)	Consolidated Statement of Changes in Net Assets

See Notes to Financial Statements

24

VANECK FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Emerging Markets Fund		Global Resources Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations:
Net investment income	$2,856,586	$8,064,961	$16,327,995	$19,233,366
Net realized gain (loss)	32,998,852	(120,378,141)	28,447,531	65,460,321
Net change in unrealized appreciation (depreciation)	(30,894,024)	201,049,127	(60,698,107)	(127,658,621)
Net increase (decrease) in net assets resulting from operations	4,961,414	88,735,947	(15,922,581)	(42,964,934)
Distributions to shareholders from:
Distributable earnings
Class A	(351,943)	(755,540)	(3,092,713)	(2,692,002)
Class C	—	(27,106)	(165,232)	(175,824)
Class I	(1,143,128)	(5,353,048)	(9,153,502)	(9,665,478)
Class Y	(3,663,155)	(5,148,735)	(3,889,124)	(4,718,199)
Class Z	(963,107)	(1,217,706)	—	—
Total distributions	(6,121,333)	(12,502,135)	(16,300,571)	(17,251,503)
Share transactions:
Proceeds from sale of shares
Class A	6,563,272	15,737,452	16,452,823	13,539,936
Class C	160,671	544,282	464,278	681,294
Class I	10,899,994	23,354,312	16,176,902	77,899,751
Class Y	44,863,133	72,086,635	17,521,085	50,961,597
Class Z	18,381,869	11,356,023	—	—
	80,868,939	123,078,704	50,615,088	143,082,578
Reinvestment of distributions
Class A	324,274	669,809	2,867,829	2,480,488
Class C	—	23,486	142,909	148,352
Class I	740,695	4,673,774	5,080,210	5,386,485
Class Y	3,013,202	4,345,429	3,356,323	3,892,023
Class Z	115,188	297,253	—	—
	4,193,359	10,009,751	11,447,271	11,907,348
Cost of shares redeemed
Class A	(34,788,559)	(18,102,659)	(28,122,482)	(30,398,516)
Class C	(3,639,275)	(4,201,670)	(3,099,738)	(3,808,824)
Class I	(265,596,573)	(126,209,869)	(103,791,525)	(193,640,890)
Class Y	(129,696,947)	(177,705,112)	(78,000,945)	(151,500,336)
Class Z	(31,471,020)	(21,086,538)	—	—
	(465,192,374)	(347,305,848)	(213,014,690)	(379,348,566)
Net decrease in net assets resulting from share transactions	(380,130,076)	(214,217,393)	(150,952,331)	(224,358,640)
Total decrease in net assets	(381,289,995)	(137,983,581)	(183,175,483)	(284,575,077)
Net Assets, beginning of year	784,128,900	922,112,481	674,506,943	959,082,020
Net Assets, end of year	$402,838,905	$784,128,900	$491,331,460	$674,506,943

See Notes to Financial Statements

25

VANECK FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	International Investors Gold Fund (a)		Morningstar Wide Moat Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations:
Net investment income (loss)	$(603,153)	$1,610,071	$408,415	$215,698
Net realized gain	147,174,045	12,657,134	3,311,506	1,502,869
Net change in unrealized appreciation (depreciation)	(39,202,841)	52,786,993	(542,290)	3,374,542
Net increase in net assets resulting from operations	107,368,051	67,054,198	3,177,631	5,093,109
Distributions to shareholders from:
Distributable earnings
Class A	(18,577,801)	(275,896)	—	—
Class C	(2,397,304)	—	—	—
Class I	(6,424,366)	(623,495)	(418,586)	(329,521)
Class Y	(17,604,330)	(1,102,243)	—	—
Class Z	—	—	(2,630,235)	(1,058,435)
Total distributions	(45,003,801)	(2,001,634)	(3,048,821)	(1,387,956)
Share transactions:
Proceeds from sale of shares
Class A	38,559,784	47,499,852	—	—
Class C	1,943,832	2,515,008	—	—
Class I	22,606,015	20,730,423	1,630,230	3,786,240
Class Y	58,789,454	73,267,629	—	—
Class Z	—	—	10,598,402	1,941,335
	121,899,085	144,012,912	12,228,632	5,727,575
Reinvestment of distributions
Class A	17,138,452	241,220	—	—
Class C	2,335,363	—	—	—
Class I	6,296,394	616,953	418,586	329,521
Class Y	15,176,456	989,392	—	—
Class Z	—	—	2,630,235	1,058,435
	40,946,665	1,847,565	3,048,821	1,387,956
Cost of shares redeemed
Class A	(69,712,974)	(53,093,312)	—	—
Class C	(9,235,408)	(7,813,427)	—	—
Class I	(87,702,156)	(28,277,328)	(4,206,640)	(473,013)
Class Y	(129,893,908)	(66,204,246)	—	—
Class Z	—	—	(3,456,050)	(1,291,095)
	(296,544,446)	(155,388,313)	(7,662,690)	(1,764,108)
Net increase (decrease) in net assets resulting from share transactions	(133,698,696)	(9,527,836)	7,614,763	5,351,423
Total increase (decrease) in net assets	(71,334,446)	55,524,728	7,743,573	9,056,576
Net Assets, beginning of year	731,319,402	675,794,674	24,251,074	15,194,498
Net Assets, end of year	$659,984,956	$731,319,402	$31,994,647	$24,251,074

(a)	Consolidated Statement of Changes in Net Assets

See Notes to Financial Statements

26

CM COMMODITY INDEX FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Class A (a)
	Year Ended December 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$64.86	$69.15	$75.75	$69.90	$69.15
Net investment income (loss) (b)	2.86	2.73	0.30	(0.75)	(0.15)
Net realized and unrealized gain (loss) on investments	0.04	(4.70)	11.10	23.55	0.92 (c)
Total from investment operations	2.90	(1.97)	11.40	22.80	0.75
Distributions from:
Net investment income	(2.15)	(2.32)	(18.00)	(16.95)	(0.02)
Net asset value, end of year	$65.61	$64.86	$69.15	$75.75	$69.90
Total return (d)	4.51%	(2.87)%	15.29%	32.96%	1.11%

Ratios to average net assets
Gross expenses	1.31%	1.32%	1.36%	1.38%	1.41%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income (loss)	4.25%	4.00%	0.39%	(0.91)%	(0.28)%
Supplemental data
Net assets, end of year (in millions)	$15	$26	$22	$31	$22
Portfolio turnover rate (e)	—%	—%	—%	—%	—%

(a)	On September 11, 2023, the Fund effected a 1 for 15 reverse share split (See Note 12). Per share data prior to this date has been adjusted to reflect the reverse share split.
(b)	Calculated based upon average shares outstanding
(c)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(d)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(e)	Portfolio turnover is not annualized.

See Notes to Financial Statements

27

CM COMMODITY INDEX FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Class I (a)
	Year Ended December 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$67.42	$71.85	$78.00	$71.70	$70.65
Net investment income (loss) (b)	3.17	3.00	0.60	(0.60)	—
Net realized and unrealized gain (loss) on investments	0.06	(4.88)	11.55	24.15	1.07 (c)
Total from investment operations	3.23	(1.88)	12.15	23.55	1.07
Distributions from:
Net investment income	(2.44)	(2.55)	(18.30)	(17.25)	(0.02)
Net asset value, end of year	$68.21	$67.42	$71.85	$78.00	$71.70
Total return (d)	4.83%	(2.63)%	15.87%	33.07%	1.51%

Ratios to average net assets
Gross expenses	0.84%	0.89%	0.92%	0.90%	0.93%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income (loss)	4.53%	4.24%	0.72%	(0.61)%	(0.10)%
Supplemental data
Net assets, end of year (in millions)	$106	$131	$234	$295	$193
Portfolio turnover rate (e)	—%	—%	—%	—%	—%

(a)	On September 11, 2023, the Fund effected a 1 for 15 reverse share split (See Note 12). Per share data prior to this date has been adjusted to reflect the reverse share split.
(b)	Calculated based upon average shares outstanding
(c)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(d)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(e)	Portfolio turnover is not annualized.

See Notes to Financial Statements

28

CM COMMODITY INDEX FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Class Y (a)
	Year Ended December 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$67.09	$71.55	$77.70	$71.40	$70.50
Net investment income (loss) (b)	3.12	2.99	0.60	(0.60)	—
Net realized and unrealized gain (loss) on investments	0.06	(4.96)	11.55	24.15	0.92 (c)
Total from investment operations	3.18	(1.97)	12.15	23.55	0.92
Distributions from:
Net investment income	(2.40)	(2.49)	(18.30)	(17.25)	(0.02)
Net asset value, end of year	$67.87	$67.09	$71.55	$77.70	$71.40
Total return (d)	4.78%	(2.77)%	15.87%	33.14%	1.30%

Ratios to average net assets
Gross expenses	0.91%	0.93%	1.00%	0.98%	1.03%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income (loss)	4.47%	4.24%	0.70%	(0.64)%	0.00%
Supplemental data
Net assets, end of year (in millions)	$417	$339	$323	$330	$209
Portfolio turnover rate (e)	—%	—%	—%	—%	—%

(a)	On September 11, 2023, the Fund effected a 1 for 15 reverse share split (See Note 12). Per share data prior to this date has been adjusted to reflect the reverse share split.
(b)	Calculated based upon average shares outstanding
(c)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(d)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(e)	Portfolio turnover is not annualized.

See Notes to Financial Statements

29

EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Class A
	Year Ended December 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$5.38	$5.21	$6.07	$6.67	$6.44
Net investment income (a)	0.40	0.36	0.39	0.31	0.39
Net realized and unrealized gain (loss) on investments	(0.26)	0.18	(0.87)	(0.60)	0.26
Total from investment operations	0.14	0.54	(0.48)	(0.29)	0.65
Distributions from:
Net investment income	(0.32)	(0.25)	(0.19)	(0.23)	(0.31)
Return of capital	—	(0.12)	(0.19)	(0.08)	(0.11)
Total distributions	(0.32)	(0.37)	(0.38)	(0.31)	(0.42)
Net asset value, end of year	$5.20	$5.38	$5.21	$6.07	$6.67
Total return (b)	2.71%	10.70%	(7.73)%	(4.43)%	11.24%

Ratios to average net assets
Gross expenses	1.83%	2.08%	2.55%	2.33%	2.30%
Net expenses	1.21%	1.23%	1.27%	1.28%	1.25%
Net expenses excluding interest and taxes	1.20%	1.22%	1.25%	1.25%	1.25%
Net investment income	7.53%	6.85%	7.32%	4.81%	6.40%
Supplemental data
Net assets, end of year (in millions)	$8	$9	$5	$6	$7
Portfolio turnover rate (c)	206%	238%	322%	218%	253%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover is not annualized.

See Notes to Financial Statements

30

EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Class I
	Year Ended December 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$5.44	$5.26	$6.15	$6.77	$6.53
Net investment income (a)	0.42	0.38	0.42	0.33	0.45
Net realized and unrealized gain (loss) on investments	(0.26)	0.17	(0.88)	(0.61)	0.23
Total from investment operations	0.16	0.55	(0.46)	(0.28)	0.68
Distributions from:
Net investment income	(0.42)	(0.24)	(0.21)	(0.25)	(0.32)
Return of capital	—	(0.13)	(0.22)	(0.09)	(0.12)
Total distributions	(0.42)	(0.37)	(0.43)	(0.34)	(0.44)
Net asset value, end of year	$5.18	$5.44	$5.26	$6.15	$6.77
Total return (b)	3.09%	10.97%	(7.21)%	(4.30)%	11.60%

Ratios to average net assets
Gross expenses	1.37%	1.34%	2.51%	1.74%	1.73%
Net expenses	0.86%	0.88%	0.97%	0.96%	0.95%
Net expenses excluding interest and taxes	0.85%	0.88%	0.95%	0.95%	0.95%
Net investment income	7.77%	7.22%	7.69%	5.01%	7.31%
Supplemental data
Net assets, end of year (in millions)	$18	$29	$2	$6	$16
Portfolio turnover rate (c)	206%	238%	322%	218%	253%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover is not annualized.

See Notes to Financial Statements

31

EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Class Y
	Year Ended December 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$5.45	$5.26	$6.12	$6.73	$6.49
Net investment income (a)	0.42	0.38	0.40	0.32	0.46
Net realized and unrealized gain (loss) on investments	(0.27)	0.18	(0.87)	(0.60)	0.22
Total from investment operations	0.15	0.56	(0.47)	(0.28)	0.68
Distributions from:
Net investment income	(0.39)	(0.25)	(0.19)	(0.25)	(0.32)
Return of capital	—	(0.12)	(0.20)	(0.08)	(0.12)
Total distributions	(0.39)	(0.37)	(0.39)	(0.33)	(0.44)
Net asset value, end of year	$5.21	$5.45	$5.26	$6.12	$6.73
Total return (b)	2.84%	11.03%	(7.44)%	(4.33)%	11.59%

Ratios to average net assets
Gross expenses	1.33%	1.35%	2.91%	2.51%	2.78%
Net expenses	0.96%	0.97%	1.02%	1.03%	1.00%
Net expenses excluding interest and taxes	0.95%	0.96%	1.00%	1.00%	1.00%
Net investment income	7.78%	7.12%	7.51%	4.99%	7.42%
Supplemental data
Net assets, end of year (in millions)	$46	$47	$2	$3	$3
Portfolio turnover rate (c)	206%	238%	322%	218%	253%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover is not annualized.

See Notes to Financial Statements

32

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Class A
	Year Ended December 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$13.39	$12.25	$17.02	$20.96	$18.03
Net investment income (loss) (a)	0.01	0.06	0.09	(0.04)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.05)	1.24	(4.39)	(2.52)	3.04
Total from investment operations	(0.04)	1.30	(4.30)	(2.56)	2.96
Distributions from:
Net investment income	(0.12)	(0.16)	(0.47)	—	(0.03)
Net realized capital gains	—	—	—	(1.38)	—
Total distributions	(0.12)	(0.16)	(0.47)	(1.38)	(0.03)
Net asset value, end of year	$13.23	$13.39	$12.25	$17.02	$20.96
Total return (b)	(0.29)%	10.62%	(25.23)%	(12.15)%	16.43%

Ratios to average net assets
Expenses	1.59%	1.59%	1.54%	1.45%	1.47%
Net expenses	1.59%	1.59%	1.54%	N/A	N/A
Expenses excluding interest and taxes	1.57%	1.57%	1.53%	N/A	N/A
Net investment income (loss)	0.10%	0.47%	0.65%	(0.19)%	(0.47)%
Supplemental data
Net assets, end of year (in millions)	$37	$64	$60	$130	$157
Portfolio turnover rate (c)	19%	11%	11%	38%	30%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover is not annualized.

See Notes to Financial Statements

33

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Class C
	Year Ended December 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$11.51	$10.54	$14.70	$18.47	$16.02
Net investment loss (a)	(0.10)	(0.05)	(0.03)	(0.18)	(0.19)
Net realized and unrealized gain (loss) on investments	(0.04)	1.06	(3.77)	(2.21)	2.67
Total from investment operations	(0.14)	1.01	(3.80)	(2.39)	2.48
Distributions from:
Net investment income	—	(0.04)	(0.36)	—	(0.03)
Net realized capital gains	—	—	—	(1.38)	—
Total distributions	—	(0.04)	(0.36)	(1.38)	(0.03)
Net asset value, end of year	$11.37	$11.51	$10.54	$14.70	$18.47
Total return (b)	(1.22)%	9.55%	(25.82)%	(12.87)%	15.49%

Ratios to average net assets
Gross expenses	2.71%	2.58%	2.43%	2.25%	2.27%
Net expenses	2.52%	2.52%	2.43%	N/A	N/A
Net expenses excluding interest and taxes	2.50%	2.50%	2.42%	N/A	N/A
Net investment loss	(0.79)%	(0.49)%	(0.25)%	(0.98)%	(1.25)%
Supplemental data
Net assets, end of year (in millions)	$5	$9	$11	$24	$33
Portfolio turnover rate (c)	19%	11%	11%	38%	30%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover is not annualized.

See Notes to Financial Statements

34

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Class I
	Year Ended December 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$14.31	$13.08	$18.16	$22.21	$19.01
Net investment income (a)	0.08	0.14	0.17	0.06	— (b)
Net realized and unrealized gain (loss) on investments	(0.04)	1.33	(4.68)	(2.69)	3.23
Total from investment operations	0.04	1.47	(4.51)	(2.63)	3.23
Distributions from:
Net investment income	(0.23)	(0.24)	(0.57)	(0.04)	(0.03)
Net realized capital gains	—	—	—	(1.38)	—
Total distributions	(0.23)	(0.24)	(0.57)	(1.42)	(0.03)
Net asset value, end of year	$14.12	$14.31	$13.08	$18.16	$22.21
Total return (c)	0.28%	11.26%	(24.81)%	(11.76)%	17.00%

Ratios to average net assets
Gross expenses	1.25%	1.23%	1.19%	1.14%	1.12%
Net expenses	1.02%	1.01%	1.01%	1.00%	1.00%
Net expenses excluding interest and taxes	1.00%	1.00%	1.00%	N/A	N/A
Net investment income (loss)	0.57%	1.02%	1.17%	0.28%	(0.02)%
Supplemental data
Net assets, end of year (in millions)	$67	$323	$387	$900	$1,158
Portfolio turnover rate (d)	19%	11%	11%	38%	30%

(a)	Calculated based upon average shares outstanding
(b)	Amount represents less than $0.005 per share.
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Portfolio turnover is not annualized.

See Notes to Financial Statements

35

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Class Y
	Year Ended December 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$13.68	$12.51	$17.39	$21.33	$18.28
Net investment income (loss) (a)	0.08	0.12	0.15	0.03	(0.02)
Net realized and unrealized gain (loss) on investments	(0.06)	1.27	(4.48)	(2.57)	3.10
Total from investment operations	0.02	1.39	(4.33)	(2.54)	3.08
Distributions from:
Net investment income	(0.21)	(0.22)	(0.55)	(0.02)	(0.03)
Net realized capital gains	—	—	—	(1.38)	—
Total distributions	(0.21)	(0.22)	(0.55)	(1.40)	(0.03)
Net asset value, end of year	$13.49	$13.68	$12.51	$17.39	$21.33
Total return (b)	0.11%	11.17%	(24.87)%	(11.84)%	16.86%

Ratios to average net assets
Gross expenses	1.23%	1.23%	1.21%	1.13%	1.14%
Net expenses	1.12%	1.11%	1.11%	1.10%	1.10%
Net expenses excluding interest and taxes	1.10%	1.10%	1.10%	N/A	N/A
Net investment income (loss)	0.59%	0.92%	1.10%	0.16%	(0.10)%
Supplemental data
Net assets, end of year (in millions)	$236	$318	$390	$1,086	$1,350
Portfolio turnover rate (c)	19%	11%	11%	38%	30%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover is not annualized.

See Notes to Financial Statements

36

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Class Z
	Year Ended December 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$14.35	$13.12	$18.19	$22.25	$19.03
Net investment income (loss) (a)	0.12	0.16	0.17	0.07	(0.02)
Net realized and unrealized gain (loss) on investments	(0.06)	1.32	(4.67)	(2.69)	3.27
Total from investment operations	0.06	1.48	(4.50)	(2.62)	3.25
Distributions from:
Net investment income	(0.24)	(0.25)	(0.57)	(0.06)	(0.03)
Net realized capital gains	—	—	—	(1.38)	—
Total distributions	(0.24)	(0.25)	(0.57)	(1.44)	(0.03)
Net asset value, end of year	$14.17	$14.35	$13.12	$18.19	$22.25
Total return (b)	0.40%	11.34%	(24.69)%	(11.71)%	17.09%

Ratios to average net assets
Gross expenses	1.17%	1.18%	1.17%	1.08%	1.13%
Net expenses	0.92%	0.91%	0.91%	0.90%	0.90%
Net expenses excluding interest and taxes	0.90%	0.90%	0.90%	N/A	N/A
Net investment income (loss)	0.80%	1.14%	1.26%	0.33%	(0.12)%
Supplemental data
Net assets, end of year (in millions)	$57	$70	$73	$63	$74
Portfolio turnover rate (c)	19%	11%	11%	38%	30%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover is not annualized.

See Notes to Financial Statements

37

GLOBAL RESOURCES FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Class A
	Year Ended December 31,
	2024	2023		2022	2021	2020

Net asset value, beginning of year	$38.70	$41.22		$39.21	$33.51	$28.39
Net investment income (a)	0.97	0.78		0.89	0.50	0.13
Net realized and unrealized gain (loss) on investments	(2.16)	(2.40)		2.16	5.73	5.17
Total from investment operations	(1.19)	(1.62)		3.05	6.23	5.30
Distributions from:
Net investment income	(1.08)	(0.90)		(1.04)	(0.53)	(0.18)
Net asset value, end of year	$36.43	$38.70		$41.22	$39.21	$33.51
Total return (b)	(3.05)%	(3.89)%		7.74%	18.61%	18.68%

Ratios to average net assets
Gross expenses	1.52%	1.50%		1.47%	1.48%	1.62%
Net expenses	1.38%	1.38%		1.38%	1.38%	1.38%
Net investment income	2.46%	1.97%		2.08%	1.29%	0.53%
Supplemental data
Net assets, end of year (in millions)	$102	$117		$140	$152	$106
Portfolio turnover rate (c)	57%	44	%(d)	34%	28%	37%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover is not annualized.
(d)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

38

GLOBAL RESOURCES FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Class C
	Year Ended December 31,
	2024	2023		2022	2021	2020

Net asset value, beginning of year	$32.58	$34.81		$33.28	$28.57	$24.27
Net investment income (loss) (a)	0.51	0.39		0.46	0.15	(0.06)
Net realized and unrealized gain (loss) on investments	(1.77)	(2.02)		1.84	4.90	4.36
Total from investment operations	(1.26)	(1.63)		2.30	5.05	4.30
Distributions from:
Net investment income	(0.77)	(0.60)		(0.77)	(0.34)	—
Net asset value, end of year	$30.55	$32.58		$34.81	$33.28	$28.57
Total return (b)	(3.83)%	(4.67)%		6.88%	17.67%	17.72%

Ratios to average net assets
Gross expenses	2.63%	2.50%		2.39%	2.52%	2.65%
Net expenses	2.20%	2.20%		2.20%	2.20%	2.20%
Net investment income (loss)	1.54%	1.16%		1.28%	0.45%	(0.27)%
Supplemental data
Net assets, end of year (in millions)	$7	$10		$13	$14	$11
Portfolio turnover rate (c)	57%	44	%(d)	34%	28%	37%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover is not annualized.
(d)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

39

GLOBAL RESOURCES FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Class I
	Year Ended December 31,
	2024	2023		2022	2021	2020

Net asset value, beginning of year	$40.72	$43.33		$41.17	$35.15	$29.74
Net investment income (a)	1.18	1.02		1.17	0.67	0.26
Net realized and unrealized gain (loss) on investments	(2.26)	(2.54)		2.23	6.04	5.45
Total from investment operations	(1.08)	(1.52)		3.40	6.71	5.71
Distributions from:
Net investment income	(1.26)	(1.09)		(1.24)	(0.69)	(0.30)
Net asset value, end of year	$38.38	$40.72		$43.33	$41.17	$35.15
Total return (b)	(2.62)%	(3.47)%		8.19%	19.12%	19.23%

Ratios to average net assets
Gross expenses	1.13%	1.13%		1.10%	1.11%	1.14%
Net expenses	0.95%	0.95%		0.95%	0.95%	0.95%
Net investment income	2.85%	2.44%		2.60%	1.66%	0.98%
Supplemental data
Net assets, end of year (in millions)	$261	$360		$503	$386	$358
Portfolio turnover rate (c)	57%	44	%(d)	34%	28%	37%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover is not annualized.
(d)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

40

GLOBAL RESOURCES FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Class Y
	Year Ended December 31,
	2024	2023		2022	2021	2020

Net asset value, beginning of year	$39.52	$42.06		$40.00	$34.17	$28.93
Net investment income (a)	1.05	0.91		1.05	0.62	0.20
Net realized and unrealized gain (loss) on investments	(2.18)	(2.45)		2.17	5.83	5.29
Total from investment operations	(1.13)	(1.54)		3.22	6.45	5.49
Distributions from:
Net investment income	(1.17)	(1.00)		(1.16)	(0.62)	(0.25)
Net asset value, end of year	$37.22	$39.52		$42.06	$40.00	$34.17
Total return (b)	(2.81)%	(3.63)%		7.99%	18.92%	18.99%

Ratios to average net assets
Gross expenses	1.21%	1.16%		1.14%	1.18%	1.29%
Net expenses	1.13%	1.13%		1.13%	1.13%	1.13%
Net investment income	2.61%	2.25%		2.41%	1.56%	0.76%
Supplemental data
Net assets, end of year (in millions)	$122	$188		$302	$231	$122
Portfolio turnover rate (c)	57%	44	%(d)	34%	28%	37%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover is not annualized.
(d)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

41

INTERNATIONAL INVESTORS GOLD FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Class A
	Year Ended December 31,
	2024		2023	2022		2021		2020

Net asset value, beginning of year	$9.74		$8.89	$10.32		$12.82		$10.16
Net investment income (loss) (a)	(0.03)		— (b)	0.03		—	(b)	(0.06)
Net realized and unrealized gain (loss) on investments	1.47		0.86	(1.46)		(1.84)		4.22
Total from investment operations	1.44		0.86	(1.43)		(1.84)		4.16
Distributions from:
Net investment income	(0.78)		(0.01)	—		(0.66)		(1.50)
Net asset value, end of year	$10.40		$9.74	$8.89		$10.32		$12.82
Total return (c)	14.71%		9.68%	(13.86)%		(14.22)%		41.39%

Ratios to average net assets
Expenses	1.42	%(d)	1.43%	1.42	%(d)	1.34	%(d)	1.34%
Net investment income (loss)	(0.25	)%(d)	0.04%	0.28	%(d)	0.00	%(d)	(0.45)%
Supplemental data
Net assets, end of year (in millions)	$264		$261	$243		$302		$378
Portfolio turnover rate (e)	39%		25%	39%		23%		32%

(a)	Calculated based upon average shares outstanding
(b)	Amount represents less than $0.005 per share.
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(e)	Portfolio turnover is not annualized.

See Notes to Financial Statements

42

INTERNATIONAL INVESTORS GOLD FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Class C
	Year Ended December 31,
	2024		2023	2022		2021		2020

Net asset value, beginning of year	$7.95		$7.30	$8.54		$10.83		$8.77
Net investment loss (a)	(0.09)		(0.06)	(0.04)		(0.08)		(0.13)
Net realized and unrealized gain (loss) on investments	1.19		0.71	(1.20)		(1.55)		3.62
Total from investment operations	1.10		0.65	(1.24)		(1.63)		3.49
Distributions from:
Net investment income	(0.71)		—	—		(0.66)		(1.43)
Net asset value, end of year	$8.34		$7.95	$7.30		$8.54		$10.83
Total return (b)	13.76%		8.90%	(14.52)%		(14.89)%		40.31%

Ratios to average net assets
Gross expenses	2.26	%(c)	2.25%	2.21	%(c)	2.13	%(c)	2.12%
Net expenses	2.20	%(c)	2.20%	2.20	%(c)	2.13	%(c)	2.12%
Net investment loss	(1.03	)%(c)	(0.73)%	(0.51	)%(c)	(0.79	)%(c)	(1.21)%
Supplemental data
Net assets, end of year (in millions)	$30		$33	$36		$49		$63
Portfolio turnover rate (d)	39%		25%	39%		23%		32%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(d)	Portfolio turnover is not annualized.

See Notes to Financial Statements

43

INTERNATIONAL INVESTORS GOLD FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Class I
	Year Ended December 31,
	2024		2023	2022		2021		2020

Net asset value, beginning of year	$13.51		$12.30	$14.22		$17.31		$13.32
Net investment income (loss) (a)	0.02		0.06	0.09		0.05		(0.02)
Net realized and unrealized gain (loss) on investments	2.03		1.20	(2.01)		(2.48)		5.55
Total from investment operations	2.05		1.26	(1.92)		(2.43)		5.53
Distributions from:
Net investment income	(0.82)		(0.05)	—		(0.66)		(1.54)
Net asset value, end of year	$14.74		$13.51	$12.30		$14.22		$17.31
Total return (b)	15.18%		10.26%	(13.50)%		(13.94)%		41.88%

Ratios to average net assets
Gross expenses	1.13	%(c)	1.12%	1.09	%(c)	1.03	%(c)	1.02%
Net expenses	1.00	%(c)	1.00%	1.00	%(c)	1.00	%(c)	1.00%
Net investment income (loss)	0.17	%(c)	0.47%	0.70	%(c)	0.34	%(c)	(0.12)%
Supplemental data
Net assets, end of year (in millions)	$118		$164	$156		$203		$244
Portfolio turnover rate (d)	39%		25%	39%		23%		32%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(d)	Portfolio turnover is not annualized.

See Notes to Financial Statements

44

INTERNATIONAL INVESTORS GOLD FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Class Y
	Year Ended December 31,
	2024		2023	2022		2021		2020

Net asset value, beginning of year	$10.08		$9.19	$10.64		$13.15		$10.40
Net investment income (loss) (a)	0.01		0.04	0.06		0.03		(0.02)
Net realized and unrealized gain (loss) on investments	1.51		0.89	(1.51)		(1.88)		4.31
Total from investment operations	1.52		0.93	(1.45)		(1.85)		4.29
Distributions from:
Net investment income	(0.81)		(0.04)	—		(0.66)		(1.54)
Net asset value, end of year	$10.79		$10.08	$9.19		$10.64		$13.15
Total return (b)	15.04%		10.13%	(13.63)%		(13.94)%		41.68%

Ratios to average net assets
Gross expenses	1.13	%(c)	1.13%	1.11	%(c)	1.06	%(c)	1.05%
Net expenses	1.10	%(c)	1.10%	1.10	%(c)	1.06	%(c)	1.05%
Net investment income (loss)	0.07	%(c)	0.38%	0.59	%(c)	0.29	%(c)	(0.12)%
Supplemental data
Net assets, end of year (in millions)	$247		$273	$241		$306		$375
Portfolio turnover rate (d)	39%		25%	39%		23%		32%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(d)	Portfolio turnover is not annualized.

See Notes to Financial Statements

45

VANECK MORNINGSTAR WIDE MOAT FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Class I
	Year Ended December 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$32.34	$26.02	$33.51	$30.70	$29.13
Net investment income (a)	0.43	0.36	0.31	0.40	0.47
Net realized and unrealized gain (loss) on investments	3.02	7.85	(4.82)	6.92	3.63
Total from investment operations	3.45	8.21	(4.51)	7.32	4.10
Distributions from:
Net investment income	(0.45)	(0.25)	(0.30)	(0.38)	(0.48)
Net realized capital gains	(2.91)	(1.64)	(2.68)	(4.13)	(2.05)
Total distributions	(3.36)	(1.89)	(2.98)	(4.51)	(2.53)
Net asset value, end of year	$32.43	$32.34	$26.02	$33.51	$30.70
Total return (b)	10.64%	31.66%	(13.63)%	24.04%	14.18%

Ratios to average net assets
Gross expenses	1.56%	1.96%	2.04%	2.26%	4.28%
Net expenses	0.59%	0.60%	0.59%	0.59%	0.59%
Net expenses excluding interest and taxes	0.59%	0.59%	0.59%	N/A	N/A
Net investment income	1.26%	1.18%	1.03%	1.13%	1.65%
Supplemental data
Net assets, end of year (in millions)	$4	$6	$2	$4	$3
Portfolio turnover rate (c)	91%	73%	72%	59%	64%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover is not annualized.

See Notes to Financial Statements

46

VANECK MORNINGSTAR WIDE MOAT FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Class Z
	Year Ended December 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$31.77	$25.63	$33.04	$30.32	$28.76
Net investment income (a)	0.46	0.34	0.34	0.44	0.49
Net realized and unrealized gain (loss) on investments	2.96	7.77	(4.75)	6.82	3.59
Total from investment operations	3.42	8.11	(4.41)	7.26	4.08
Distributions from:
Net investment income	(0.44)	(0.33)	(0.32)	(0.41)	(0.47)
Net realized capital gains	(2.91)	(1.64)	(2.68)	(4.13)	(2.05)
Total distributions	(3.35)	(1.97)	(3.00)	(4.54)	(2.52)
Net asset value, end of year	$31.84	$31.77	$25.63	$33.04	$30.32
Total return (b)	10.73%	31.76%	(13.52)%	24.15%	14.31%

Ratios to average net assets
Gross expenses	1.07%	1.27%	1.28%	1.59%	2.48%
Net expenses	0.49%	0.50%	0.49%	0.49%	0.49%
Net expenses excluding interest and taxes	0.49%	0.49%	0.49%	N/A	N/A
Net investment income	1.37%	1.12%	1.14%	1.23%	1.74%
Supplemental data
Net assets, end of year (in millions)	$28	$18	$13	$15	$10
Portfolio turnover rate (c)	91%	73%	72%	59%	64%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover is not annualized.

See Notes to Financial Statements

47

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2024

Note 1—Fund Organization—VanEck Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on April 3, 1985. These financial statements relate to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification

CM Commodity Index Fund	Diversified
Emerging Markets Bond Fund	Non-Diversified
Emerging Markets Fund	Diversified
Global Resources Fund	Diversified
International Investors Gold Fund	Non-Diversified
VanEck Morningstar Wide Moat Fund	Diversified

The CM Commodity Index Fund seeks to track, before fees and expenses, the performance of the UBS Bloomberg Constant Maturity Commodity Total Return Index. The Emerging Markets Bond Fund seeks total return, consisting of income and capital appreciation by investing primarily in emerging market debt securities. The Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Global Resources Fund seeks long-term capital appreciation by investing primarily in hard asset securities. The International Investors Gold Fund seeks long-term capital appreciation by investing in common stocks of gold-mining companies or directly in gold bullion and other metals. The VanEck Morningstar Wide Moat Fund seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Morningstar Wide Moat Focus Index.

Each of the Funds is authorized to issue various classes of shares. Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution fees and sales charges. Class I, Y and Z Shares are sold without a sales charge; Class A Shares are sold subject to a front-end sales charge; and Class C Shares are sold with a contingent deferred sales charge.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
48

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy. Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Funds are open. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Open-end mutual fund investments (including money market funds) are valued at their net asset value each business day and are categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are categorized as Level 2 in the fair value hierarchy. Swap contracts are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the net change in value, if any, is regarded as an unrealized gain or loss and is categorized as Level 2 in the fair value hierarchy.

The Board of Trustees (“Trustees”) has designated Van Eck Associates Corporation (“VEAC”) and Van Eck Absolute Return Advisers Corporation (“VEARA”) (VEAC and VEARA collectively referred to as the “Adviser”) as valuation designee to perform the Funds’ fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments and other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments. Any Russian securities held in the Funds at December 31, 2024 are restricted from trading and any currency denominated in Rubles cannot be repatriated, therefore the Pricing Committee is currently fair valuing these investments as represented in the Schedule of Investments and deeming all these holdings as a Level 3 in the fair value hierarchy.

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that

49

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(continued)

present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Basis for Consolidation—The CM Commodity Index Fund and International Investors Gold Fund may effect certain investments through the Commodities Series Fund I Subsidiary, and Gold Series Fund I Subsidiary, respectively, Cayman Islands exempted companies (collectively the “Subsidiaries” and each a wholly-owned “Subsidiary”). The consolidated financial statements of the CM Commodity Index Fund and the International Investors Gold Fund present the financial position and results of operations for the Funds, and their wholly owned Subsidiaries. All interfund account balances and transactions between parent and subsidiary have been eliminated in consolidation. As of December 31, 2024, the CM Commodity Index Fund and International Investors Gold Fund held $125,003,628 and $31,647,356 in their Subsidiaries, representing 23% and 5% of the Funds’ net assets, respectively.

C.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

The wholly owned Subsidiaries are classified as controlled foreign corporations (“CFC”) under the Code. For U.S. tax purposes, a CFC is not subject to U.S. income tax. However, as a wholly owned CFC, its net income and capital gains, to the extent of its earnings and profits, will be included each year in the Funds’ investment company taxable income. Net losses of the CFC cannot be deducted by the Funds in the current year, nor carried forward to offset taxable income in future years.

D.	Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually (except for dividends from net investment income from Emerging Markets Bond Fund which are declared and paid monthly). Income dividends, capital gain distributions and return of capital distributions, if any, are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP, due to recharacterization for tax purposes. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital. A portion of a dividend may be reclassified as a tax return of capital upon the final determination of the Fund’s taxable income which can only be determined after the Fund’s fiscal year end.

E.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments and forward foreign currency contracts, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations. Any currency denominated in Rubles, held by the Funds, cannot be repatriated and such currency was valued at $0 as of December 31, 2024.

F.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.
50

G.	Use of Derivative Instruments—The Funds may invest in derivative instruments, including, but not limited to, options, futures, swaps and forward foreign currency contracts. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Funds’ derivative instruments and hedging activities. Details of this disclosure are found below as well as in the Schedule of Investments.

Total Return Swaps—The CM Commodity Index Fund enters into total return swaps in order take a “long” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty. Documentation governing the Fund’s swap transactions may contain provisions for early termination of a swap in the event the net assets of the Fund decline below specific levels set forth in the documentation (“net asset contingent features”). If these levels are triggered, the Fund’s counterparty has the right to terminate the swap and require the Fund to pay or receive a settlement amount in connection with the terminated swap transaction. The total return swap position held by the CM Commodity Index Fund at December 31, 2024 is reflected in the Fund’s Consolidated Schedule of Investments.

During the year ending in December 31, 2024, the CM Commodity Index Fund held swap contracts for twelve months with an average monthly notional amount of $542,865,500.

Forward Foreign Currency Contracts—The Funds may buy and sell forward foreign currency contracts to settle purchases and sales of foreign denominated securities, gain currency exposure or to hedge foreign denominated assets. Realized gains and losses from forward foreign currency contracts, if any, are included in realized gain (loss) on forward foreign currency contracts in the Statements of Operations. During the year ending in December 31, 2024, the Emerging Market Bond Fund held forward foreign currency contracts for six months. The average amount purchased and sold (in U.S. dollars) was $10,036,475 and $3,239,102, respectively. The International Investors Gold Fund held forward foreign currency contracts for three months during the year, and the average amount purchased and sold (in U.S. dollars) was $6,130,712 and $2,056,162, respectively. There were no open forward foreign currency contracts held at December 31, 2024.

At December 31, 2024, the following Funds held the following derivatives:

Asset Derivatives
Commodities Futures Risk
CM Commodity Index Fund
Swap contracts[1]	$4,492,333

[1]	Statement of Assets and Liabilities location: Total return swap contracts, at value
51

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(continued)

The impact of transactions in derivative instruments during the year ended December 31, 2024, was as follows:

	Commodities Futures Risk	Foreign Currency Risk
CM Commodity Index Fund
Realized gain (loss):
Swap contracts[1]	$(20,727,818)	$—
Net change in unrealized appreciation (depreciation):
Swap contracts[2]	21,465,173	—
Emerging Markets Bond Fund
Realized gain (loss):
Forward foreign currency contracts[3]	—	4,848
International Investors Gold Fund
Realized gain (loss):
Forward foreign currency contracts[3]	—	(3,032)

[1]	Statement of Operations location: Net realized gain (loss) on swap contracts
[2]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on swap contracts
[3]	Statement of Operations location: Net realized gain (loss) on forward foreign currency contracts
[4]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on forward foreign currency contracts

H.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and or securities as collateral for derivative instruments and securities lending. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral held in the form of money market fund investments, if any, at December 31, 2024 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

The table below presents both gross and net information about the derivative instruments eligible for offset in the Statements of Assets and Liabilities subject to a master netting or similar agreements, as well as financial collateral received or pledged (including cash collateral) as of December 31, 2024. The total amount of collateral reported, if any, is limited to the net amounts of financial assets and liabilities presented in the Statements of Assets and Liabilities for the respective financial instruments. In general, collateral received or pledged exceeds the net amount of the unrealized gain/loss or market value of financial instruments.

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments and Cash Collateral Received	Net Amount
CM Commodity Index Fund
Total return swap contracts	$4,492,333	$—	$4,492,333	$—	$4,492,333

I.	Segment Reporting— In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07 Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (ASU 2023-07).
52

The provisions of the new standard require additional financial statements disclosures related to segment reporting to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. The adoption of the ASU 2023-07 had no impact on the Funds’ financial position or results of operations.

The Adviser acts as the Funds’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, with a defined investment strategy which is executed by the Adviser. The financial information provided to and reviewed by the CODM to assess each Fund’s performance versus its comparative benchmarks, is consistent with that presented within the Fund’s financial statements and financial highlights.

J.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Interest income, including amortization of premiums and discounts, is accrued using the effective interest method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date.

Income, non-class specific expenses, gains and losses on investments are allocated to each class of shares based upon the relative net assets. Expenses directly attributable to a specific class are charged to that class.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—VEAC is the investment adviser to the Emerging Markets Bond Fund, Emerging Markets Fund, Global Resources Fund, International Investors Gold Fund and its Subsidiary, and VanEck Morningstar Wide Moat Fund. VEARA is the investment adviser to the CM Commodity Index Fund and its Subsidiary. VEARA is a wholly-owned subsidiary of VEAC. The Adviser receives a management fee, calculated daily and payable monthly based on the Funds’ average daily net assets, as follows:

Fund	Annual Rate

CM Commodity Index Fund	0.65%
Emerging Markets Bond Fund	0.80% of the first $1.5 billion and 0.75% thereafter
Emerging Markets Fund	0.75%
Global Resources Fund*	0.95% of the first $2.5 billion and 0.90% thereafter
International Investors Gold Fund	0.75% of the first $500 million, 0.65% of the next $250 million and 0.50% thereafter
VanEck Morningstar Wide Moat Fund	0.45%

*Effective July 1, 2024 Global Resources Fund management fee was lowered from 1.00% to 0.95% of the first $2.5 billion.

The Adviser has agreed, until at least May 1, 2025, to waive management fees and assume expenses to prevent the Funds’ total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding the expense limitations listed in the table below.

The current expense limitations and the amounts waived/assumed by the Adviser for the year ending in December 31, 2024, are as follows:

53

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(continued)

Fund	Expense Limitations	Expenses Assumed by the Adviser

CM Commodity Index Fund
Class A	0.95%	$81,626
Class I	0.65	228,972
Class Y	0.70	815,747
Emerging Markets Bond Fund
Class A	1.20	51,998
Class I	0.85	126,772
Class Y	0.95	167,248
Emerging Markets Fund
Class A	1.60	—
Class C	2.50	13,969
Class I	1.00	281,143
Class Y	1.10	327,279
Class Z	0.90	166,111
Global Resources Fund
Class A	1.38	165,890
Class C	2.20	34,603
Class I	0.95	599,891
Class Y	1.13	111,387
International Investors Gold Fund
Class A	1.45	—
Class C	2.20	18,009
Class I	1.00	181,788
Class Y	1.10	78,864
Morningstar Wide Moat Fund
Class I	0.59	57,322
Class Z	0.49	140,059

The Adviser also performs accounting and administrative services for the Emerging Markets Fund and International Investors Gold Fund. The Adviser is paid a monthly fee at a rate of 0.25% of the average daily net assets for Emerging Markets Fund, and for International Investors Gold Fund at the rate of 0.25% per year on the first $750 million of the average daily net assets of the Fund and 0.20% per year of the average daily net assets in excess of $750 million. Administrative fees are included in the Statements of Operations.

For the year ended December 31, 2024, Van Eck Securities Corporation (the “Distributor”), and affiliate of the Adviser, received a total of $342,234 in sales loads relating to the sale of shares of the Funds, of which $311,577 was reallowed to broker/dealers and the remaining $30,657 was retained by the Distributor.

Certain officers of the Trust are officers, directors or stockholders of the Adviser and the Distributor.

At December 31, 2024, Distributor owned approximately 63% of Class I and 36% of Class Z of VanEck Morningstar Wide Moat Fund.

Note 4—Investments—For the year ending in December 31, 2024, the cost of purchases and proceeds from sales of investments, excluding U.S. Government securities and short-term investments, were as follows:

Fund	Purchases	Sales
Emerging Markets Bond Fund	$152,760,048	$158,874,687
Emerging Markets Fund	98,617,834	489,028,466
Global Resources Fund	339,239,211	484,391,319
International Investors Gold Fund	277,853,863	459,252,259
Morningstar Wide Moat Fund	32,262,957	27,285,078

Note 5—Income Taxes—As of December 31, 2024, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments were as follows:

54

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
CM Commodity Index Fund	$498,939,655	$52,789,888	$(727,804)	$52,062,084
Emerging Markets Bond Fund	76,671,048	1,115,769	(3,491,105)	(2,375,336)
Emerging Markets Fund	349,852,816	139,956,905	(77,748,516)	62,208,389
Global Resources Fund	423,320,711	103,009,745	(39,440,713)	63,569,032
International Investors Gold Fund	540,381,584	197,207,009	(49,353,680)	147,853,329
Morningstar Wide Moat Fund	30,614,380	3,564,430	(2,174,542)	1,389,888

At December 31, 2024, the components of accumulated distributable earnings (loss) on a tax basis, for each Fund were as follows:

Fund	Undistributed Ordinary Income	(Accumulated Capital Losses^)/ Undistributed Capital Gains	Post-October Losses Deferred*	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Loss)
CM Commodity Index Fund	$90,078	$(22,829)	$–	$(440,103)	$4,729,729	$4,356,875
Emerging Markets Bond Fund	–	(32,533,758)	(644,358)	158,120	(2,418,361)	(35,438,357)
Emerging Markets Fund	2,313,720	(299,956,419)	–	(1,343,996)	56,173,159	(242,813,536)
Global Resources Fund	163,819	(923,767,463)	–	(589,190)	63,542,059	(860,650,775)
International Investors Gold Fund	10,872,465	(263,200,021)	–	(605,711)	147,882,200	(105,051,067)
Morningstar Wide Moat Fund	676,301	438,628	–	(12,849)	1,389,887	2,491,967

* Post-October losses represent certain ordinary, specified and/or capital losses incurred after October 31, 2024. These losses are deemed to arise on the first day of the funds’ next taxable year.

The tax character of dividends paid to shareholders were as follows:

	December 31, 2024		December 31, 2023
Fund	Ordinary Income*	Long-Term Capital Gains	Ordinary Income*	Return of Capital
CM Commodity Index Fund	$18,750,190	$–	$18,250,493	$–
Emerging Markets Bond Fund	5,771,637	–	2,929,915	1,478,873
Emerging Markets Fund	6,121,333	–	12,502,135	–
Global Resources Fund	16,300,571	–	17,251,503	–
International Investors Gold Fund	45,003,801	–	2,001,633	–
Morningstar Wide Moat Fund	1,742,939	1,305,882	1,387,956	–

* Includes distributions from short-term capital gains, if any.

During the year ended December 31, 2024 the Emerging Markets Bond Fund, Emerging Markets Fund, Global Resources Fund, and International Investors Gold Fund utilized $2,284,234, $29,853,259, $25,590,026, and $103,969,214, respectively, of their capital loss carryovers available from prior years.

During the year ended December 31, 2024, as a result of permanent book to tax differences primarily due to the tax treatment of gains/(losses) from securities, tax net operating losses and differences in the treatment of income and realized gains from controlled foreign corporation subsidiaries, the Funds incurred differences

55

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(continued)

that affected distributable earnings and aggregate paid in capital by the amounts in the table below. Net assets were not affected by these reclassifications.

Fund	Increase (Decrease) in Total Distributable Earnings (Loss)	Increase (Decrease) in Aggregate Paid in Capital
CM Commodity Index Fund	$15,095,765	$(15,095,765)
Emerging Markets Bond Fund	231	(231)
International Investors Gold Fund	14,387	(14,387)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ending in December 31, 2024, the Funds did not incur any interest or penalties.

Note 6—Principal Risks—Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters. Additionally, certain Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price, difficult to trade, and potentially less liquid than securities issued in more developed markets. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. Certain securities of Chinese issuers are, or may in the future become restricted, and the Fund may be forced to sell such restricted securities and incur a loss as a result.

The CM Commodity Index Fund may invest in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity futures contracts and options on futures contracts that provide economic exposure to the investment returns of the commodities markets. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and economic events and regulatory developments. Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject the Fund to greater volatility than investments in traditional securities.

Changes in laws or government regulations by the United States and/or the Cayman Islands could adversely affect the operations of the Funds with Cayman subsidiaries.

56

The Global Resources Fund and International Investors Gold Fund may concentrate their investments in companies which are significantly engaged in the exploration, development, production and distribution of gold and other natural resources such as strategic and other metals, minerals, forest products, oil, natural gas and coal and by investing in gold bullion and coins. In addition, the International Investors Gold Fund may invest up to 25% of its net assets in gold and silver gold, silver, platinum and palladium bullion and exchange traded funds that invest in such coins and bullion and derivatives on the foregoing. Since the Funds may so concentrate, they may be subject to greater risks and market fluctuations than other more diversified portfolios. The production and marketing of gold and other natural resources may be affected by actions and changes in governments. In addition, gold and natural resources may be cyclical in nature.

As a result of the current conditions related to Russian securities and Russian markets, the Emerging Markets Fund has been unable to dispose of the Russian securities in its portfolios, and such positions are deemed illiquid. It is unknown when current restrictions will be lifted. In the event that it becomes possible to dispose of Russian securities, other market participants may attempt to liquidate holdings at the same time as the Fund, and the Fund may be unable to transact at advantageous times or prices with respect to such Russian securities. Russia recently took actions that impact the custody of equity securities of Russian issuers and may be detrimental to the Fund’s ability to locate and recover such securities. Russia may continue to take similar actions in the future. Custody issues with respect to Russian securities may ultimately result in losses to the Fund. Additionally, while certain Russian securities held by the Emerging Markets Fund have declared dividends, there is no assurance these dividends can be realized by the Fund. As a result, all such dividend receivables related to these Russian securities are valued at $0 as of December 31, 2024.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 7—12b-1 Plan of Distribution— Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Funds are authorized to incur distribution expenses which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts, and payments to the Distributor for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Funds. The amount paid under the Plan in any one year is limited to 0.25% of average daily net assets for Class A Shares and 1.00% of average daily net assets for Class C Shares, and is recorded as Distribution fees in the Statements of Operations.

Note 8—Shareholder Transactions—Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $0.001 par value shares authorized):

	CM Commodity Index Fund		Emerging Markets Bond Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023(a)	Year Ended December 31, 2024	Year Ended December 31, 2023
Class A:
Shares sold	94,346	266,670	880,052	1,874,672
Shares reinvested	7,119	13,342	83,165	80,228
Shares redeemed	(268,446)	(207,510)	(939,028)	(1,341,810)
Net increase (decrease)	(166,981)	72,502	24,189	613,090
Class I:
Shares sold	725,776	1,024,023	943,657	6,466,225
Shares reinvested	29,631	38,289	358,810	327,044
Shares redeemed	(1,139,398)	(2,378,167)	(3,213,330)	(1,859,433)
Net increase (decrease)	(383,991)	(1,315,855)	(1,910,863)	4,933,836
Class Y:
Shares sold	2,283,969	2,356,445	3,662,925	9,449,809
Shares reinvested	211,491	178,790	594,181	390,553
Shares redeemed	(1,391,645)	(2,002,710)	(4,118,054)	(1,573,420)
Net increase	1,103,815	532,525	139,052	8,266,942

(a)	Share activity has been adjusted to reflect the 1-for-15 reverse share split which took place on September 11, 2023.
57

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(continued)

	Emerging Markets Fund		Global Resources Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Class A:
Shares sold	467,843	1,247,586	418,702	340,011
Shares reinvested	24,236	51,366	79,751	65,139
Shares redeemed	(2,475,530)	(1,422,378)	(731,127)	(771,397)
Net decrease	(1,983,451)	(123,426)	(232,674)	(366,247)
Class C:
Shares sold	13,331	49,619	14,359	20,116
Shares reinvested	N/A	2,093	4,739	4,627
Shares redeemed	(302,646)	(384,663)	(95,778)	(114,671)
Net decrease	(289,315)	(332,951)	(76,680)	(89,928)
Class I:
Shares sold	731,380	1,704,044	400,829	1,827,924
Shares reinvested	51,870	335,278	134,149	134,461
Shares redeemed	(18,578,713)	(9,079,468)	(2,570,450)	(4,752,657)
Net decrease	(17,795,463)	(7,040,146)	(2,035,472)	(2,790,272)
Class Y:
Shares sold	3,161,182	5,428,038	440,741	1,225,485
Shares reinvested	220,747	326,234	91,378	100,129
Shares redeemed	(9,130,186)	(13,689,581)	(2,012,785)	(3,750,701)
Net decrease	(5,748,257)	(7,935,309)	(1,480,666)	(2,425,087)
Class Z:
Shares sold	1,212,094	829,341	N/A	N/A
Shares reinvested	8,038	21,278	N/A	N/A
Shares redeemed	(2,105,368)	(1,530,356)	N/A	N/A
Net decrease	(885,236)	(679,737)	N/A	N/A

	International Investors Gold Fund		Morningstar Wide Moat Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Class A:
Shares sold	3,543,187	4,981,133	N/A	N/A
Shares reinvested	1,643,188	24,877	N/A	N/A
Shares redeemed	(6,515,801)	(5,631,778)	N/A	N/A
Net decrease	(1,329,426)	(625,768)	N/A	N/A
Class C:
Shares sold	220,214	328,193	N/A	N/A
Shares reinvested	279,016	N/A	N/A	N/A
Shares redeemed	(1,050,198)	(1,019,802)	N/A	N/A
Net decrease	(550,968)	(691,609)	N/A	N/A
Class I:
Shares sold	1,554,332	1,602,589	50,221	118,121
Shares reinvested	426,296	46,041	12,895	10,378
Shares redeemed	(6,088,756)	(2,156,209)	(125,437)	(15,241)
Net increase (decrease)	(4,108,128)	(507,579)	(62,321)	113,258
Class Y:
Shares sold	5,432,621	7,583,925	N/A	N/A
Shares reinvested	1,402,630	98,939	N/A	N/A
Shares redeemed	(11,077,592)	(6,832,269)	N/A	N/A
Net increase (decrease)	(4,242,341)	850,595	N/A	N/A
Class Z:
Shares sold	N/A	N/A	322,919	65,691
Shares reinvested	N/A	N/A	82,530	33,935
Shares redeemed	N/A	N/A	(100,550)	(44,632)
Net increase	N/A	N/A	304,899	54,994
58

Note 9—Securities Lending— To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at December 31, 2024 is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of December 31, 2024:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
CM Commodity Index Fund	$82,607,562	$7,001,402	$77,261,739	$84,263,141
Emerging Markets Bond Fund	2,453,736	1,561,169	982,970	2,544,139
Emerging Markets Fund	4,206,242	190,387	4,110,574	4,300,961
Global Resources Fund	48,267,750	74,171	49,561,719	49,635,890
International Investors Gold Fund	38,646,602	26,528,732	13,603,931	40,132,663

The following table presents money market fund investments held as collateral by type of security on loan as of December 31, 2024:

	Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Corporate Bonds	Equity Securities	Government Obligations
CM Commodity Index Fund	$–	$–	$7,001,402
Emerging Markets Bond Fund	230,093	–	1,331,076
Emerging Markets Fund	–	190,387	–
Global Resources Fund	–	74,171	–
International Investors Gold Fund	–	26,528,732	–

* Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit— The Trust participates with VanEck VIP Trust (another registered investment company managed by Adviser) (the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”)

59

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(continued)

to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the participating Funds and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the participating VE/VIP Funds at rates based on prevailing market rates in effect at the time of borrowings. During the year ending in December 31, 2024, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Emerging Markets Bond Fund	11	$3,362,626	6.50%
Emerging Markets Fund	126	4,176,643	6.62
Global Resources Fund	10	4,078,672	5.93
International Investors Gold Fund	19	3,123,667	6.40
Morningstar Wide Moat Fund	18	129,633	6.29

Outstanding loan balances as of December 31, 2024, if any, are reflected in the Statements of Assets and Liabilities.

Note 11—Trustee Deferred Compensation Plan— The Trust has a Deferred Compensation Plan (the “Deferred Plan”) for Trustees under which a Trustee can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of eligible Funds of the Trust, or other registered investment companies managed by the Adviser, which include VanEck ETF Trust and VanEck VIP Trust, as directed by the Trustees.

The expense of the Deferred Plan is included in “Trustees’ fees and expenses” on the Statements of Operations. The liability for the Deferred Plan is shown as “Deferred Trustees’ fees” in the Statements of Assets and Liabilities.

Note 12—Share Split— Each class of the CM Commodity Index Fund executed a 1-for-15 reverse share split for shareholders of record before the open of markets on September 11, 2023. The impact of the share split has been retroactively applied to each of the prior years presented in the financial highlights.

60

VANECK FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of VanEck Funds and Shareholders of each of the six funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, (the consolidated statements of assets and liabilities, including the consolidated schedules of investments, for CM Commodity Index Fund and International Investors Gold Fund) of each of the funds listed in the table below (six of the funds constituting VanEck Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of December 31, 2024, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Funds
CM Commodity Index Fund (2)	Global Resources Fund (1)
Emerging Markets Bond Fund (1)	International Investors Gold Fund (2)
Emerging Markets Fund (1)	VanEck Morningstar Wide Moat Fund (1)

(1) Statement of operations for the year ended December 31, 2024, the statement of changes in net assets for the years ended December 31, 2024 and 2023, and the financial highlights for the years ended December 31, 2024, 2023 and 2022.

(2) Consolidated statement of operations for the year ended December 31, 2024, the consolidated statement of changes in net assets for the years ended December 31, 2024 and 2023, and the consolidated financial highlights for the years ended December 31, 2024, 2023 and 2022.

The financial statements of the Funds as of and for the year or period ended December 31, 2021 and the financial highlights for each of the periods ended on or prior to December 31, 2021 (not presented herein, other than the financial highlights) were audited by other auditors whose reports dated February 22, 2022, except for the 1-for-15 reverse share split described in Note 12, as to which the date is February 27, 2024, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.

61

VANECK FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

(continued)

/s/PricewaterhouseCoopers LLP
New York, New York
February 26, 2025

We have served as the auditor of one or more investment companies in the VanEck Funds complex since 2022.

62

VANECK FUNDS

TAX INFORMATION

(unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended December 31, 2024. Please consult your tax advisor for proper treatment of this information.

Fund	Total Distribution Paid Per Share	Income Dividends	Qualified Short-Term Capital Gains Per Share (a)	Foreign Taxes Paid Per Share (b)	Ordinary Income Amount Paid Per Share	Long-Term Capital Gains
CM Commodity Index Fund
Class A	$2.1536	$2.1536	$-	$-	$2.1536	$-
Class I	2.4423	2.4423	-	-	2.4423	-
Class Y	2.4036	2.4036	-	-	2.4036	-
Emerging Markets Bond Fund
Class A	0.3227	0.3227	-	0.0062	0.3289	-
Class I	0.4247	0.4247	-	0.0062	0.4309	-
Class Y	0.3917	0.3917	-	0.0062	0.3979	-
Emerging Markets Fund
Class A	0.1222	0.1222	-	-	0.1222	-
Class C	-	-	-	-	-	-
Class I	0.2321	0.2321	-	-	0.2321	-
Class Y	0.2072	0.2072	-	-	0.2072	-
Class Z	0.2401	0.2401	-	-	0.2401	-
Global Resources Fund
Class A	1.0759	1.0759	-	-	1.0759	-
Class C	0.7730	0.7730	-	-	0.7730	-
Class I	1.2556	1.2556	-	-	1.2556	-
Class Y	1.1731	1.1731	-	-	1.1731	-
International Investors Gold Fund
Class A	0.7750	0.7750	-	0.0172	0.7922	-
Class C	0.7063	0.7063	-	0.0172	0.7235	-
Class I	0.8222	0.8222	-	0.0172	0.8394	-
Class Y	0.8085	0.8085	-	0.0172	0.8257	-
Morningstar Wide Moat Fund
Class I	3.3541	0.4485	1.4731	-	1.9216	1.4325
Class Z	3.3429	0.4373	1.4731	-	1.9104	1.4325

(a) Expressed as a percentage of the cash distribution grossed up for foreign taxes.

(b) The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments.

63

VANECK FUNDS

TAX INFORMATION

(unaudited) (continued)

Fund	Foreign Source Income (a)	Qualified Dividend Income for Individuals (a)	Dividends Qualifying for the Dividend Received Deduction for Corporations (a)	Federal Obligation Interest (b)
CM Commodity Index Fund
Class A	-%	-%	-%	95.25%
Class I	-	-	-	95.25
Class Y	-	-	-	95.25
Emerging Markets Bond Fund
Class A	100.00	-	-	-
Class I	100.00	-	-	-
Class Y	100.00	-	-	-
Emerging Markets Fund
Class A	74.64	71.53	0.38	0.19
Class I	74.64	71.53	0.38	0.19
Class Y	74.64	71.53	0.38	0.19
Class Z	74.64	71.53	0.38	0.19
Global Resources Fund
Class A	-	95.10	37.75	1.26
Class C	-	95.10	37.75	1.26
Class I	-	95.10	37.75	1.26
Class Y	-	95.10	37.75	1.26
International Investors Gold
Fund
Class A	22.34	32.54	4.78	0.33
Class C	22.34	32.54	4.78	0.33
Class I	22.34	32.54	4.78	0.33
Class Y	22.34	32.54	4.78	0.33
Morningstar Wide Moat Fund
Class I	-	23.81	22.92	0.09
Class Z	-	23.81	22.92	0.09

(a) Expressed as a percentage of the cash distribution grossed up for foreign taxes.

(b) The interest from Federal obligations represents income derived from assets backed by the full faith and credit of the U.S. Government. State law varies as to what percentage of this dividend is exempt from state income tax.

64

Changes In and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Refer to the financial statements included herein.

Approval of Investment Advisory Contracts

Not applicable.

65

Item 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7.

Item 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13.	PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 14.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

Item 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

Item 19.	EXHIBITS.

(a)(1)	The code of ethics is attached as EX-99.CODE ETH

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck Funds

By (Signature and Title)	/s/ John J. Crimmins, CFO

Date March 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jan F. van Eck, CEO

Date March 7, 2025

By (Signature and Title)	/s/ John J. Crimmins, CFO

Date March 7, 2025